UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2021 Fund
Fidelity® Municipal Income 2023 Fund
Fidelity® Municipal Income 2025 Fund

Annual Report

June 30, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity® Municipal Income 2021 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2020	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	(1.51)%	1.19%	2.64%
Fidelity® Municipal Income 2021 Fund	1.53%	2.01%	3.21%
Class I	1.53%	2.01%	3.21%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2021 Fund, a class of the fund, on May 19, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$13,340	Fidelity® Municipal Income 2021 Fund
$14,671	Bloomberg Barclays Municipal Bond Index

Fidelity® Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2020	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	(0.44)%	2.17%	2.02%
Fidelity® Municipal Income 2023 Fund	2.63%	2.99%	2.67%
Class I	2.63%	2.99%	2.67%

 A From April 23, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2023 Fund, a class of the fund, on April 23, 2013, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$12,088	Fidelity® Municipal Income 2023 Fund
$12,754	Bloomberg Barclays Municipal Bond Index

Fidelity® Municipal Income 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2020	Past 1 year	Life of fundA
Class A (incl. 2.75% sales charge)	(0.60)%	1.86%
Fidelity® Municipal Income 2025 Fund	2.47%	3.04%
Class I	2.57%	3.07%

 A From May 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2025 Fund, a class of the fund, on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$10,973	Fidelity® Municipal Income 2025 Fund
$11,325	Bloomberg Barclays Municipal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a gain for the 12 months ending June 30, 2020, overcoming market volatility and investor outflows related to economic and credit fears caused by the coronavirus. The Bloomberg Barclays Municipal Bond Index rose 4.45%. Munis advanced 2.32% in the latter half of 2019, driven partly by the U.S. Federal Reserve’s shift to an easing stance, then advanced strongly in January and February due to robust demand and limited new bond supply. By the second week of March, however, the emerging coronavirus pandemic began to raise the prospect of a broad economic slowdown that would later materialize and present financial challenges for muni issuers across sectors. For example, revenue bonds used to finance airport projects were hampered by a sharp reduction in air travel. Also, bonds issued by hospitals received scrutiny in the face of uncertain reimbursement for coronavirus-related treatment and the halt of elective medical procedures. State and local government tax revenue was impacted by the delay in the income-tax filing date to July 15 and the collapse in revenue from sales taxes, activity taxes and fees. Muni yields rose substantially as a result. The Fed responded to the risk of rapid economic contraction and dysfunction in the credit markets with substantial stimulus. This led to increased market liquidity and a return of new issuance in the primary market, which continued through June 30, despite continued economic uncertainty.

Comments from Co-Managers Elizah McLaughlin, Cormac Cullen and Michael Maka:  For the fiscal year, the share classes (excluding sales charges, if applicable) of the 2021, 2023 and 2025 funds posted modest gains that lagged their respective Bloomberg Barclays benchmarks. We focused on longer-term objectives and sought to generate attractive tax-exempt income and competitive risk-adjusted returns over time. Versus their respective indexes, the funds' yield-curve positioning detracted from relative performance. Sector allocation also detracted, with the funds' overweightings in lagging segments such as health care, higher education and airports hurting relative performance to varying degrees. Differences in the way fund holdings and index components were priced hampered the relative result of the 2021 fund but helped the 2023 and 2025 funds. Aiding each of the funds' relative performance was favorable "carry," meaning the funds' holdings cumulatively produced more income than their respective indexes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  Municipal Income 2021 Fund closed to new investors effective at the close of business on June 30, 2020, in anticipation of the fund's liquidation shortly after its target end-date of June 30, 2021. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's liquidation.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2020

% of fund's net assets
New Jersey	16.2
Michigan	9.2
Texas	8.9
Illinois	8.4
Nevada	7.1

Top Five Sectors as of June 30, 2020

% of fund's net assets
Health Care	23.2
General Obligations	22.4
Transportation	20.3
Education	8.2
Electric Utilities	6.0

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	1.8%
AA,A	65.0%
BBB	21.7%
BB and Below	1.7%
Not Rated	5.8%
Short-Term Investments and Net Other Assets	4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Schedule of Investments June 30, 2020

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Alabama - 3.0%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,023,030
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	511,137

TOTAL ALABAMA		1,534,167

Arizona - 3.1%
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,039,082
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	313,967
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	253,289

TOTAL ARIZONA		1,606,338

California - 3.2%
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	465,000	484,597
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2011 C, 5% 5/1/21 (a)	500,000	515,901
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	623,694

TOTAL CALIFORNIA		1,624,192

Connecticut - 2.4%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	519,537
Connecticut Health & Edl. Facilities Auth. Rev.:
Series K1, 5% 7/1/21	$500,000	$511,489
Series K3, 5% 7/1/21	210,000	214,825

TOTAL CONNECTICUT		1,245,851

Florida - 6.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	523,125
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	444,219
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	785,460
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,041,070
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	341,283

TOTAL FLORIDA		3,135,157

Georgia - 1.5%
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	702,473
Series 2011 B, 5% 1/1/21	85,000	86,537

TOTAL GEORGIA		789,010

Illinois - 8.4%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	408,017
Chicago O'Hare Int'l. Arpt. Rev. Series 2015 B, 5% 1/1/21	465,000	474,743
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	206,550
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	540,036
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/21	300,000	308,925
Series 2016, 5% 5/15/21	200,000	205,950
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	507,797
Series 2013, 5% 7/1/21	510,000	521,871
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,025,991
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	51,990
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.25% 6/1/21	60,000	62,420

TOTAL ILLINOIS		4,314,290

Indiana - 2.7%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	204,626
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/21 (a)	500,000	509,240
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	261,478
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	313,967
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	102,002

TOTAL INDIANA		1,391,313

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	102,215
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	259,872
Michigan - 9.2%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	519,007
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/21	180,000	186,012
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	209,559
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	528,825
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,042,859
Series 2015 D1, 5% 7/1/21	500,000	522,970
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	311,055
Milan Area Schools Series 2019, 5% 5/1/21	305,000	316,386
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	228,645
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	777,997
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/21	100,000	104,010

TOTAL MICHIGAN		4,747,325

Minnesota - 1.4%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	412,372
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	322,701

TOTAL MINNESOTA		735,073

Missouri - 0.2%
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/21 (FSA Insured)	100,000	104,082
Nevada - 7.1%
Clark County Arpt. Rev.:
Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,832,888
Series 2018 A, 5% 7/1/21	250,000	260,127
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	260,856
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	310,215

TOTAL NEVADA		3,664,086

New Jersey - 16.2%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	725,715
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	664,331
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	978,320
New Jersey Econ. Dev. Auth. Series NN, 5% 3/1/21	130,000	132,347
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100)	325,000	331,910
Series 2015 XX:
5% 6/15/21	1,025,000	1,051,510
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	936,684
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	557,547
Series 2013 A, 5% 7/1/21	100,000	103,502
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	504,688
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,045,941
Series 2017 A, 5% 7/1/21	170,000	176,644
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	259,420
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	101,883
Series 2011 B, 5% 6/15/21	750,000	769,397

TOTAL NEW JERSEY		8,339,839

New York - 3.3%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	516,735
New York Dorm. Auth. Rev.:
Series 2014, 5% 7/1/21	335,000	348,639
Series 2019 A, 5% 5/1/21	500,000	516,325
Series 2020 A, 5% 7/1/21	100,000	104,317
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	208,225

TOTAL NEW YORK		1,694,241

Ohio - 2.0%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,034,984
Oregon - 2.2%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21	230,000	232,507
Port of Portland Arpt. Rev.:
Series 22, 5% 7/1/21 (a)	650,000	675,205
Series 26 C, 5% 7/1/21 (a)	200,000	207,755

TOTAL OREGON		1,115,467

Pennsylvania - 5.6%
Berks County Muni. Auth. Rev. (Tower Health Proj.) Series 2020 A, 5% 2/1/21	400,000	408,175
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	396,180
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/21	200,000	207,295
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	693,637
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	514,415
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A, 5% 4/15/21	100,000	103,187
Philadelphia Arpt. Rev. Series 2011 A, 5% 6/15/21 (a)	45,000	46,554
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	520,300

TOTAL PENNSYLVANIA		2,889,743

Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	340,232
South Carolina - 1.4%
Horry County School District Series 2011, 5% 3/1/21	700,000	722,088
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	265,486
Tennessee - 1.0%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	508,455
Texas - 8.9%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	262,146
5% 7/15/21	750,000	786,438
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/21	250,000	259,898
Series 2018 C, 5% 7/1/21 (a)	1,000,000	1,038,166
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	412,306
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	522,097
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	521,512
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	73,390
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	209,798
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	522,816

TOTAL TEXAS		4,608,567

Virginia - 0.7%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/21	250,000	255,640
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	114,119

TOTAL VIRGINIA		369,759

Washington - 2.2%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	245,600
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	690,579
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	199,289

TOTAL WASHINGTON		1,135,468

Wisconsin - 2.3%
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2016, 2%, tender 6/1/21 (a)(b)	500,000	502,758
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	104,010
Series 2014, 5% 5/1/21	540,000	557,768

TOTAL WISCONSIN		1,164,536

TOTAL MUNICIPAL BONDS
(Cost $48,814,315)		49,441,836
	Shares	Value

Money Market Funds - 2.3%
Fidelity Municipal Cash Central Fund .18% (c)(d)
(Cost $1,190,000)	1,189,881	1,190,000
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $50,004,315)		50,631,836
NET OTHER ASSETS (LIABILITIES) - 1.7%		870,725
NET ASSETS - 100%		$51,502,561

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$5,824
Total	$5,824

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$49,441,836	$--	$49,441,836	$--
Money Market Funds	1,190,000	1,190,000	--	--
Total Investments in Securities:	$50,631,836	$1,190,000	$49,441,836	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	23.2%
General Obligations	22.4%
Transportation	20.3%
Education	8.2%
Electric Utilities	6.0%
Escrowed/Pre-Refunded	6.0%
Others* (Individually Less Than 5%)	13.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $48,814,315)	$49,441,836
Fidelity Central Funds (cost $1,190,000)	1,190,000
Total Investment in Securities (cost $50,004,315)		$50,631,836
Cash		107,618
Receivable for fund shares sold		10,366
Interest receivable		798,176
Distributions receivable from Fidelity Central Funds		200
Other receivables		67
Total assets		51,548,263
Liabilities
Payable for fund shares redeemed	$8,681
Distributions payable	18,543
Accrued management fee	12,967
Transfer agent fee payable	4,322
Distribution and service plan fees payable	1,189
Total liabilities		45,702
Net Assets		$51,502,561
Net Assets consist of:
Paid in capital		$50,835,460
Total accumulated earnings (loss)		667,101
Net Assets		$51,502,561
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,619,810 ÷ 522,220 shares)(a)		$10.76
Maximum offering price per share (100/97.25 of $10.76)		$11.06
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($33,722,127 ÷ 3,133,716 shares)		$10.76
Class I:
Net Asset Value, offering price and redemption price per share ($12,160,624 ÷ 1,130,061 shares)		$10.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2020
Investment Income
Interest		$1,238,499
Income from Fidelity Central Funds		5,822
Total income		1,244,321
Expenses
Management fee	$151,712
Transfer agent fees	50,571
Distribution and service plan fees	13,035
Independent trustees' fees and expenses	195
Commitment fees	126
Total expenses before reductions	215,639
Expense reductions	(135)
Total expenses after reductions		215,504
Net investment income (loss)		1,028,817
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	136,472
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		136,474
Change in net unrealized appreciation (depreciation) on investment securities		(381,945)
Net gain (loss)		(245,471)
Net increase (decrease) in net assets resulting from operations		$783,346

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2020	Year ended June 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,028,817	$1,199,729
Net realized gain (loss)	136,474	5,600
Change in net unrealized appreciation (depreciation)	(381,945)	369,094
Net increase (decrease) in net assets resulting from operations	783,346	1,574,423
Distributions to shareholders	(1,083,370)	(1,199,701)
Share transactions - net increase (decrease)	(938,474)	(11,091,460)
Total increase (decrease) in net assets	(1,238,498)	(10,716,738)
Net Assets
Beginning of period	52,741,059	63,457,797
End of period	$51,502,561	$52,741,059

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2021 Fund Class A

Years ended June 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$10.74	$10.93	$11.19	$10.83
Income from Investment Operations
Net investment income (loss)A	.195	.196	.186	.188	.204
Net realized and unrealized gain (loss)	(.058)	.090	(.191)	(.238)	.376
Total from investment operations	.137	.286	(.005)	(.050)	.580
Distributions from net investment income	(.195)	(.196)	(.185)	(.188)	(.205)
Distributions from net realized gain	(.012)	–	–	(.022)	(.015)
Total distributions	(.207)	(.196)	(.185)	(.210)	(.220)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$10.76	$10.83	$10.74	$10.93	$11.19
Total ReturnC,D	1.28%	2.69%	(.04)%	(.44)%	5.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.81%	1.82%	1.71%	1.71%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$5,620	$5,435	$7,399	$11,790	$11,915
Portfolio turnover rateG	6%	3%	8%	14%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund

Years ended June 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$10.74	$10.93	$11.19	$10.83
Income from Investment Operations
Net investment income (loss)A	.222	.222	.212	.215	.231
Net realized and unrealized gain (loss)	(.058)	.091	(.190)	(.238)	.376
Total from investment operations	.164	.313	.022	(.023)	.607
Distributions from net investment income	(.222)	(.223)	(.212)	(.215)	(.232)
Distributions from net realized gain	(.012)	–	–	(.022)	(.015)
Total distributions	(.234)	(.223)	(.212)	(.237)	(.247)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$10.76	$10.83	$10.74	$10.93	$11.19
Total ReturnC	1.53%	2.95%	.21%	(.19)%	5.67%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.06%	2.07%	1.96%	1.96%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$33,722	$34,247	$33,746	$36,809	$35,297
Portfolio turnover rateF	6%	3%	8%	14%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund Class I

Years ended June 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$10.74	$10.93	$11.19	$10.83
Income from Investment Operations
Net investment income (loss)A	.222	.222	.212	.215	.231
Net realized and unrealized gain (loss)	(.058)	.091	(.190)	(.238)	.376
Total from investment operations	.164	.313	.022	(.023)	.607
Distributions from net investment income	(.222)	(.223)	(.212)	(.215)	(.232)
Distributions from net realized gain	(.012)	–	–	(.022)	(.015)
Total distributions	(.234)	(.223)	(.212)	(.237)	(.247)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$10.76	$10.83	$10.74	$10.93	$11.19
Total ReturnC	1.53%	2.95%	.21%	(.19)%	5.67%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.06%	2.07%	1.96%	1.96%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$12,161	$13,060	$22,313	$19,120	$18,771
Portfolio turnover rateF	6%	3%	8%	14%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2020

% of fund's net assets
Illinois	15.4
New Jersey	10.1
Florida	9.4
Ohio	7.4
New York	6.0

Top Five Sectors as of June 30, 2020

% of fund's net assets
Health Care	25.6
General Obligations	24.0
Transportation	20.5
Education	7.6
Special Tax	7.5

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	0.4%
AA,A	75.4%
BBB	17.0%
BB and Below	3.2%
Not Rated	1.7%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Schedule of Investments June 30, 2020

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Alabama - 2.8%
Birmingham Arpt. Auth. Arpt. Series 2020, 5% 7/1/23 (Build America Mutual Assurance Insured) (a)	325,000	363,110
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$555,935
Series 2016 B, 5% 3/1/23	100,000	111,187

TOTAL ALABAMA		1,030,232

Arizona - 3.3%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	333,802
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	113,711
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	508,815
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	282,675

TOTAL ARIZONA		1,239,003

California - 1.8%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	132,584
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (b)	120,000	134,020
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	186,138
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	223,288

TOTAL CALIFORNIA		676,030

Colorado - 1.4%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (c)	195,000	204,001
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	224,822
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	113,405

TOTAL COLORADO		542,228

Connecticut - 3.1%
Connecticut Gen. Oblig.:
Series 2018 C, 5% 6/15/23	200,000	225,452
Series 2019 A, 5% 4/15/23	200,000	224,068
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2011 A, 4% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	65,000	67,254
Series K1, 5% 7/1/23	500,000	531,655
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	111,224

TOTAL CONNECTICUT		1,159,653

Florida - 9.4%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	280,135
Series 2015 B, 5% 7/1/23	45,000	50,424
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	565,670
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	317,391
Hillsborough County Aviation Auth. Rev. Series 2018 E, 5% 10/1/23 (b)	450,000	507,294
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	562,675
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	216,168
Series 2014 B, 5% 7/1/23	90,000	99,915
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,792
Series 2015 D, 5% 2/1/23	650,000	725,140
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	164,416

TOTAL FLORIDA		3,523,020

Georgia - 1.4%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (c)	300,000	309,798
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	229,719

TOTAL GEORGIA		539,517

Illinois - 15.4%
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/23	400,000	437,044
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	218,728
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	550,755
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	553,245
Series 2019, 5% 4/1/23	500,000	554,295
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	311,411
Series 2014, 5% 2/1/23	250,000	262,150
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	568,395
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	90,063
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	870,306
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	552,215
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	129,144
Series 2002:
5.7% 6/15/23	45,000	49,085
5.7% 6/15/23 (Escrowed to Maturity)	45,000	51,822
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	552,115

TOTAL ILLINOIS		5,750,773

Indiana - 2.2%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	283,078
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (b)	500,000	546,690

TOTAL INDIANA		829,768

Kentucky - 0.8%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	297,149
Louisiana - 1.7%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (c)	45,000	44,595
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	583,373

TOTAL LOUISIANA		627,968

Maine - 0.6%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23	200,000	208,798
Massachusetts - 3.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	57,633
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (c)	150,000	166,164
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	256,781
Series 2019 A, 5% 7/1/23	200,000	221,536
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (b)	500,000	557,435

TOTAL MASSACHUSETTS		1,259,549

Michigan - 2.2%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	57,067
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23	195,000	214,063
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	436,028
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	100,000	111,739

TOTAL MICHIGAN		818,897

Minnesota - 0.7%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	278,420
Nevada - 4.1%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (b)	1,000,000	1,107,673
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	427,337

TOTAL NEVADA		1,535,010

New Jersey - 10.1%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	272,873
Carteret School District Series 2020, 2% 2/1/23	300,000	305,874
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series A, 5% 7/1/23 (Build America Mutual Assurance Insured)	400,000	435,124
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	588,236
Series 2015 XX, 5% 6/15/23	250,000	269,085
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	110,116
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	223,604
Series 2013, 5% 7/1/23	200,000	227,422
Series 2016 A, 5% 7/1/23	250,000	281,085
Series 2016, 5% 7/1/23	325,000	363,662
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	267,866
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	274,405
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	150,000	168,149

TOTAL NEW JERSEY		3,787,501

New York - 6.0%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	112,086
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	385,189
Series 2014 B, 5% 7/1/23	285,000	313,654
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	587,023
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (b)	175,000	194,952
New York Metropolitan Trans. Auth. Rev. Series 2020 A, 5% 2/1/23	300,000	317,853
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	335,973

TOTAL NEW YORK		2,246,730

Ohio - 7.4%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	547,990
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	440,996
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	500,000	560,535
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	110,065
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	220,508
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/23	300,000	329,262
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	554,240

TOTAL OHIO		2,763,596

Oregon - 1.4%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	257,025
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	279,583

TOTAL OREGON		536,608

Pennsylvania - 5.5%
Berks County Muni. Auth. Rev. (Tower Health Proj.) Series 2020 A, 5% 2/1/23	300,000	325,548
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23	200,000	224,822
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	344,958
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	111,487
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	250,000	282,038
Pennsylvania Gen. Oblig. Series 2013, 5% 4/1/23	250,000	280,775
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	112,434
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	379,059

TOTAL PENNSYLVANIA		2,061,121

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	280,420
South Carolina - 0.3%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	100,000	110,861
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	167,703
Tennessee - 1.4%
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	500,000	538,170
Texas - 2.4%
Lower Colorado River Auth. Rev. Series 2015 B, 5% 5/15/23	250,000	281,563
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	331,854
Series 2015 B, 5% 1/1/23	250,000	276,545

TOTAL TEXAS		889,962

Virginia - 2.1%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(c)	200,000	206,374
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/23	250,000	269,990
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	222,464
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (c)	100,000	103,182

TOTAL VIRGINIA		802,010

Washington - 4.1%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	277,543
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	332,178
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	331,731
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	157,459
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	423,651

TOTAL WASHINGTON		1,522,562

Wisconsin - 1.5%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	559,010
TOTAL MUNICIPAL BONDS
(Cost $35,449,066)		36,582,269
	Shares	Value

Money Market Funds - 1.6%
Fidelity Municipal Cash Central Fund .18% (d)(e)
(Cost $600,000)	599,940	600,000
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $36,049,066)		37,182,269
NET OTHER ASSETS (LIABILITIES) - 0.7%		267,245
NET ASSETS - 100%		$37,449,514

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$3,593
Total	$3,593

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$36,582,269	$--	$36,582,269	$--
Money Market Funds	600,000	600,000	--	--
Total Investments in Securities:	$37,182,269	$600,000	$36,582,269	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	25.6%
General Obligations	24.0%
Transportation	20.5%
Education	7.6%
Special Tax	7.5%
Electric Utilities	5.1%
Others* (Individually Less Than 5%)	9.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $35,449,066)	$36,582,269
Fidelity Central Funds (cost $600,000)	600,000
Total Investment in Securities (cost $36,049,066)		$37,182,269
Cash		141,677
Receivable for fund shares sold		10,300
Interest receivable		522,391
Distributions receivable from Fidelity Central Funds		52
Other receivables		35
Total assets		37,856,724
Liabilities
Payable for investments purchased on a delayed delivery basis	$362,840
Payable for fund shares redeemed	15,117
Distributions payable	16,347
Accrued management fee	9,263
Distribution and service plan fees payable	555
Other affiliated payables	3,088
Total liabilities		407,210
Net Assets		$37,449,514
Net Assets consist of:
Paid in capital		$36,412,422
Total accumulated earnings (loss)		1,037,092
Net Assets		$37,449,514
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,675,078 ÷ 257,172 shares)(a)		$10.40
Maximum offering price per share (100/97.25 of $10.40)		$10.69
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($25,058,255 ÷ 2,409,104 shares)		$10.40
Class I:
Net Asset Value, offering price and redemption price per share ($9,716,181 ÷ 934,090 shares)		$10.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2020
Investment Income
Interest		$884,599
Income from Fidelity Central Funds		3,588
Total income		888,187
Expenses
Management fee	$110,016
Transfer agent fees	36,673
Distribution and service plan fees	6,516
Independent trustees' fees and expenses	139
Commitment fees	88
Total expenses before reductions	153,432
Expense reductions	(106)
Total expenses after reductions		153,326
Net investment income (loss)		734,861
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,895
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		61,900
Change in net unrealized appreciation (depreciation) on investment securities		42,967
Net gain (loss)		104,867
Net increase (decrease) in net assets resulting from operations		$839,728

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2020	Year ended June 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$734,861	$708,689
Net realized gain (loss)	61,900	(99,128)
Change in net unrealized appreciation (depreciation)	42,967	903,086
Net increase (decrease) in net assets resulting from operations	839,728	1,512,647
Distributions to shareholders	(733,954)	(707,889)
Share transactions - net increase (decrease)	2,250,190	(928,306)
Total increase (decrease) in net assets	2,355,964	(123,548)
Net Assets
Beginning of period	35,093,550	35,217,098
End of period	$37,449,514	$35,093,550

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2023 Fund Class A

Years ended June 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.08	$10.25	$10.54	$9.95
Income from Investment Operations
Net investment income (loss)A	.183	.189	.175	.183	.177
Net realized and unrealized gain (loss)	.060	.259	(.171)	(.272)	.596
Total from investment operations	.243	.448	.004	(.089)	.773
Distributions from net investment income	(.183)	(.188)	(.174)	(.184)	(.183)
Distributions from net realized gain	–	–	–	(.017)	–
Total distributions	(.183)	(.188)	(.174)	(.201)	(.183)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$10.40	$10.34	$10.08	$10.25	$10.54
Total ReturnC,D,E	2.37%	4.50%	.04%	(.83)%	7.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.77%	1.86%	1.71%	1.78%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$2,675	$2,487	$2,390	$3,352	$5,000
Portfolio turnover rateH	10%	18%	12%	8%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund

Years ended June 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.08	$10.24	$10.54	$9.95
Income from Investment Operations
Net investment income (loss)A	.209	.214	.199	.209	.204
Net realized and unrealized gain (loss)	.060	.260	(.159)	(.283)	.594
Total from investment operations	.269	.474	.040	(.074)	.798
Distributions from net investment income	(.209)	(.214)	(.200)	(.209)	(.208)
Distributions from net realized gain	–	–	–	(.017)	–
Total distributions	(.209)	(.214)	(.200)	(.226)	(.208)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$10.40	$10.34	$10.08	$10.24	$10.54
Total ReturnC,D	2.63%	4.76%	.39%	(.68)%	8.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.02%	2.11%	1.96%	2.03%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$25,058	$23,223	$18,883	$14,238	$18,465
Portfolio turnover rateG	10%	18%	12%	8%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund Class I

Years ended June 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$10.08	$10.24	$10.54	$9.95
Income from Investment Operations
Net investment income (loss)A	.209	.213	.199	.209	.204
Net realized and unrealized gain (loss)	.060	.261	(.159)	(.283)	.594
Total from investment operations	.269	.474	.040	(.074)	.798
Distributions from net investment income	(.209)	(.214)	(.200)	(.209)	(.208)
Distributions from net realized gain	–	–	–	(.017)	–
Total distributions	(.209)	(.214)	(.200)	(.226)	(.208)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$10.40	$10.34	$10.08	$10.24	$10.54
Total ReturnC,D	2.63%	4.76%	.39%	(.68)%	8.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.02%	2.11%	1.96%	2.03%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$9,716	$9,384	$13,944	$11,649	$15,112
Portfolio turnover rateG	10%	18%	12%	8%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2020

% of fund's net assets
Illinois	10.6
Pennsylvania	9.6
Massachusetts	9.2
Florida	8.1
Connecticut	7.2

Top Five Sectors as of June 30, 2020

% of fund's net assets
Health Care	31.0
Transportation	25.7
Education	23.9
General Obligations	12.2
Special Tax	3.2

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	3.4%
AA,A	67.3%
BBB	24.0%
BB and Below	3.3%
Not Rated	0.9%
Short-Term Investments and Net Other Assets	1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Schedule of Investments June 30, 2020

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Alabama - 0.5%
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	114,294
Arizona - 2.9%
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	91,334
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$296,170
Series 2017 B, 5% 7/1/25	250,000	299,260

TOTAL ARIZONA		686,764

California - 2.5%
Poway Unified School District Series 2009, 0% 8/1/25	90,000	85,797
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	177,542
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	317,855

TOTAL CALIFORNIA		581,194

Colorado - 0.8%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	189,140
Connecticut - 7.2%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	209,970
Series 2016 D, 5% 8/15/25	330,000	397,752
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	47,281
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	472,808
Series K1, 5% 7/1/25	280,000	304,682
Series K3, 5% 7/1/25	200,000	217,630
Series N, 5% 7/1/25	50,000	54,601

TOTAL CONNECTICUT		1,704,724

District Of Columbia - 3.2%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	87,190
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2020 A, 5% 10/1/25 (a)(b)	300,000	359,400
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	299,530

TOTAL DISTRICT OF COLUMBIA		746,120

Florida - 8.1%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	593,125
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/25 (a)	300,000	357,555
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	509,301
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	60,982
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	48,469
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	236,112
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	117,724

TOTAL FLORIDA		1,923,268

Georgia - 0.9%
Atlanta Arpt. Rev. Series 2019 B:
5% 7/1/25 (a)	50,000	59,181
5% 7/1/25	125,000	149,293

TOTAL GEORGIA		208,474

Illinois - 10.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	115,850
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	289,948
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	168,534
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	240,524
Series 2016, 5% 5/15/25	250,000	288,635
Series 2019, 5% 9/1/25	200,000	223,274
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	200,000	212,676
Series 2017 D, 5% 11/1/25	25,000	27,054
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	110,386
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	176,311
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	233,558
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	424,637

TOTAL ILLINOIS		2,511,387

Indiana - 0.4%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	55,000	57,738
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	29,903

TOTAL INDIANA		87,641

Kentucky - 2.0%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	121,054
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	348,396

TOTAL KENTUCKY		469,450

Louisiana - 0.5%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	116,040
Maine - 3.9%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25	265,000	289,854
Series 2017 A, 4% 7/1/25	465,000	513,374
Series 2017 B, 4% 7/1/25	100,000	110,403

TOTAL MAINE		913,631

Maryland - 0.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	177,623
Massachusetts - 9.2%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	280,075
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	11,932
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	176,586
Series 2019 K, 5% 7/1/25	50,000	58,862
Series 2019, 5% 7/1/25	170,000	194,200
Series 2020 A, 5% 10/15/25	650,000	805,861
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	285,333
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (a)	300,000	351,585

TOTAL MASSACHUSETTS		2,164,434

Michigan - 3.9%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	345,324
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	177,623
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	118,415
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	285,825

TOTAL MICHIGAN		927,187

Missouri - 4.5%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	370,000	433,818
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	291,673
Series 2019 C, 5% 7/1/25	290,000	338,494

TOTAL MISSOURI		1,063,985

Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	71,188
New Hampshire - 1.6%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	58,976
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	239,192
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	82,571

TOTAL NEW HAMPSHIRE		380,739

New Jersey - 5.9%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	222,986
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	278,733
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	118,454
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,367
Series 2016 E, 5% 7/1/25	50,000	58,650
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	460,432
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	20,000	23,681
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	118,059
Series 2016 A, 5% 6/15/25	40,000	45,190
Series AA, 5% 6/15/25	50,000	55,747

TOTAL NEW JERSEY		1,399,299

New York - 2.0%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	35,032
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (a)	255,000	298,819
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	114,337
Series 2018, 5% 1/1/25	15,000	16,971

TOTAL NEW YORK		465,159

Ohio - 4.8%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	177,407
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	165,278
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	233,794
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	231,356
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	216,803
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	114,107

TOTAL OHIO		1,138,745

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/25	25,000	28,503
Oregon - 3.0%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	207,156
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (a)	420,000	497,116

TOTAL OREGON		704,272

Pennsylvania - 9.6%
Berks County Muni. Auth. Rev. (Tower Health Proj.) Series 2020 A, 5% 2/1/25	600,000	680,850
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	34,378
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	119,470
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	134,391
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	143,885
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	129,143
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	59,208
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	200,000	228,910
Series 2015 AQ, 5% 6/15/25	200,000	236,870
Philadelphia Arpt. Rev. Series 2017 A, 5% 7/1/25	50,000	58,995
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	23,867
Series 2018 A, 5% 9/1/25	50,000	59,668
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	358,275

TOTAL PENNSYLVANIA		2,267,910

Tennessee - 2.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	290,870
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	17,241
Series 2017, 5% 4/1/25	265,000	302,127

TOTAL TENNESSEE		610,238

Texas - 1.0%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	235,766
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	35,557
Vermont - 1.7%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (a)	105,000	118,886
Series 2020 A, 5% 6/15/25 (a)	250,000	283,063

TOTAL VERMONT		401,949

Virginia - 0.6%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	140,158
Washington - 2.3%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (a)	465,000	541,567
Wisconsin - 1.5%
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (c)	40,000	47,349
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	12,238
Series 2017 A:
5% 4/1/25	155,000	184,394
5% 9/1/25	100,000	115,475

TOTAL WISCONSIN		359,456

TOTAL MUNICIPAL BONDS
(Cost $22,635,120)		23,365,862
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $22,635,120)		23,365,862
NET OTHER ASSETS (LIABILITIES) - 1.1%		251,694
NET ASSETS - 100%		$23,617,556

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$2,129
Total	$2,129

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$23,365,862	$--	$23,365,862	$--
Total Investments in Securities:	$23,365,862	$--	$23,365,862	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	31.0%
Transportation	25.7%
Education	23.9%
General Obligations	12.2%
Others* (Individually Less Than 5%)	7.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $22,635,120)		$23,365,862
Cash		289,993
Receivable for fund shares sold		6,580
Interest receivable		319,010
Other receivables		92
Total assets		23,981,537
Liabilities
Payable for investments purchased on a delayed delivery basis	$349,500
Payable for fund shares redeemed	1,870
Distributions payable	4,152
Accrued management fee	5,797
Distribution and service plan fees payable	728
Other affiliated payables	1,934
Total liabilities		363,981
Net Assets		$23,617,556
Net Assets consist of:
Paid in capital		$22,967,031
Total accumulated earnings (loss)		650,525
Net Assets		$23,617,556
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,509,700 ÷ 338,965 shares)(a)		$10.35
Maximum offering price per share (100/97.25 of $10.35)		$10.64
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($14,595,843 ÷ 1,409,609 shares)		$10.35
Class I:
Net Asset Value, offering price and redemption price per share ($5,512,013 ÷ 532,275 shares)		$10.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2020
Investment Income
Interest		$572,833
Income from Fidelity Central Funds		2,129
Total income		574,962
Expenses
Management fee	$76,393
Transfer agent fees	25,464
Distribution and service plan fees	8,626
Independent trustees' fees and expenses	96
Commitment fees	62
Total expenses before reductions	110,641
Expense reductions	(207)
Total expenses after reductions		110,434
Net investment income (loss)		464,528
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(24,113)
Total net realized gain (loss)		(24,113)
Change in net unrealized appreciation (depreciation) on investment securities		19,986
Net gain (loss)		(4,127)
Net increase (decrease) in net assets resulting from operations		$460,401

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2020	Year ended June 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$464,528	$358,973
Net realized gain (loss)	(24,113)	12,134
Change in net unrealized appreciation (depreciation)	19,986	976,046
Net increase (decrease) in net assets resulting from operations	460,401	1,347,153
Distributions to shareholders	(464,528)	(358,966)
Share transactions - net increase (decrease)	(214,877)	7,625,604
Total increase (decrease) in net assets	(219,004)	8,613,791
Net Assets
Beginning of period	23,836,560	15,222,769
End of period	$23,617,556	$23,836,560

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2025 Fund Class A

Years ended June 30,	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.166	.180	.163	.002
Net realized and unrealized gain (loss)	.060C	.521	(.192)	(.040)
Total from investment operations	.226	.701	(.029)	(.038)
Distributions from net investment income	(.166)	(.181)	(.161)	(.002)
Total distributions	(.166)	(.181)	(.161)	(.002)
Net asset value, end of period	$10.35	$10.29	$9.77	$9.96
Total ReturnD,E,F	2.21%	7.25%	(.29)%	(.38)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%	.65%	.65%	.65%I
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%I
Expenses net of all reductions	.65%	.65%	.65%	.62%I
Net investment income (loss)	1.61%	1.81%	1.65%	.20%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,510	$3,329	$2,482	$2,489
Portfolio turnover rateJ	23%	17%	44%	- %K

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund

Years ended June 30,	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.193	.205	.187	.004
Net realized and unrealized gain (loss)	.059C	.521	(.191)	(.040)
Total from investment operations	.252	.726	(.004)	(.036)
Distributions from net investment income	(.192)	(.206)	(.186)	(.004)
Total distributions	(.192)	(.206)	(.186)	(.004)
Net asset value, end of period	$10.35	$10.29	$9.77	$9.96
Total ReturnD,E	2.47%	7.52%	(.04)%	(.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%H
Expenses net of all reductions	.40%	.40%	.40%	.37%H
Net investment income (loss)	1.86%	2.06%	1.90%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$14,596	$15,780	$8,947	$5,273
Portfolio turnover rateI	23%	17%	44%	- %J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund Class I

Years ended June 30,	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.192	.205	.187	.004
Net realized and unrealized gain (loss)	.070C	.521	(.191)	(.040)
Total from investment operations	.262	.726	(.004)	(.036)
Distributions from net investment income	(.192)	(.206)	(.186)	(.004)
Total distributions	(.192)	(.206)	(.186)	(.004)
Net asset value, end of period	$10.36	$10.29	$9.77	$9.96
Total ReturnD,E	2.57%	7.52%	(.04)%	(.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%H
Expenses net of all reductions	.40%	.40%	.40%	.37%H
Net investment income (loss)	1.86%	2.06%	1.90%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,512	$4,727	$3,794	$2,490
Portfolio turnover rateI	23%	17%	44%	- %J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2020

1. Organization.

Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2025 Fund is a non-diversified fund. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 30, 2020, the Fidelity Municipal Income 2021 Fund was closed to new accounts with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2021 Fund	$50,004,315	$635,257	$(7,736)	$627,521
Fidelity Municipal Income 2023 Fund	36,043,533	1,183,190	(44,454)	1,138,736
Fidelity Municipal Income 2025 Fund	22,635,120	785,837	(55,095)	730,742

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2021 Fund	$47	$39,531	$–	$627,521
Fidelity Municipal Income 2023 Fund	–	–	(88,193)	1,138,736
Fidelity Municipal Income 2025 Fund	9	–	(80,227)	730,742

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Municipal Income 2023 Fund	$(77,199)	$(10,994)	$(88,193)
Fidelity Municipal Income 2025 Fund	(80,227)	(–)	(80,227)

The tax character of distributions paid was as follows:

June 30, 2020
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2021 Fund	$1,028,801	$54,569	$1,083,370
Fidelity Municipal Income 2023 Fund	733,954	–	733,954
Fidelity Municipal Income 2025 Fund	464,528	–	464,528

June 30, 2019
Tax-Exempt Income
Fidelity Municipal Income 2021 Fund	$1,199,701
Fidelity Municipal Income 2023 Fund	707,889
Fidelity Municipal Income 2025 Fund	358,966

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2021 Fund	2,784,830	5,559,622
Fidelity Municipal Income 2023 Fund	5,614,161	3,462,283
Fidelity Municipal Income 2025 Fund	5,955,733	5,961,256

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Company (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	.25%	$13,035	$ 95
Fidelity Municipal Income 2023 Fund
Class A	.25%	$6,516	$109
Fidelity Municipal Income 2025 Fund
Class A	.25%	$8,626	$7,562

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	$34
Fidelity Municipal Income 2023 Fund
Class A	$160
Fidelity Municipal Income 2025 Fund
Class A	$26

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2021 Fund
Class A	$5,214
Municipal Income 2021	34,131
Class I	11,226
$50,571
Fidelity Municipal Income 2023 Fund
Class A	$2,607
Municipal Income 2023	24,137
Class I	9,929
$36,673
Fidelity Municipal Income 2025 Fund
Class A	$3,450
Municipal Income 2025	16,634
Class I	5,380
$25,464

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Municipal Income 2021 Fund	$126
Fidelity Municipal Income 2023 Fund	88
Fidelity Municipal Income 2025 Fund	62

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Municipal Income 2021 Fund	$135
Fidelity Municipal Income 2023 Fund	106
Fidelity Municipal Income 2025 Fund	207

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended June 30, 2020	Year ended June 30, 2019
Fidelity Municipal Income 2021 Fund
Distributions to shareholders
Class A	$99,603	$117,146
Municipal Income 2021	741,454	708,884
Class I	242,313	373,671
Total	$1,083,370	$1,199,701
Fidelity Municipal Income 2023 Fund
Distributions to shareholders
Class A	$46,118	$44,681
Municipal Income 2023	487,403	441,054
Class I	200,433	222,154
Total	$733,954	$707,889
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$55,485	$49,668
Municipal Income 2025	309,143	223,806
Class I	99,900	85,492
Total	$464,528	$358,966

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2020	Year ended June 30, 2019	Year ended June 30, 2020	Year ended June 30, 2019
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	137,989	26,971	$1,483,649	$289,031
Reinvestment of distributions	9,226	10,885	99,597	116,936
Shares redeemed	(127,010)	(224,540)	(1,369,919)	(2,414,719)
Net increase (decrease)	20,205	(186,684)	$213,327	$(2,008,752)
Municipal Income 2021
Shares sold	583,479	756,961	$6,277,448	$8,102,271
Reinvestment of distributions	45,769	45,356	494,025	487,379
Shares redeemed	(659,076)	(780,085)	(7,079,113)	(8,371,803)
Net increase (decrease)	(29,828)	22,232	$(307,640)	$217,847
Class I
Shares sold	463,796	457,424	$4,993,336	$4,911,161
Reinvestment of distributions	20,740	29,592	223,870	317,748
Shares redeemed	(560,895)	(1,357,731)	(6,061,367)	(14,529,464)
Net increase (decrease)	(76,359)	(870,715)	$(844,161)	$(9,300,555)
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	24,506	46,368	$254,201	$470,164
Reinvestment of distributions	4,027	3,954	41,741	40,126
Shares redeemed	(11,814)	(46,890)	(121,288)	(473,664)
Net increase (decrease)	16,719	3,432	$174,654	$36,626
Municipal Income 2023
Shares sold	660,760	731,797	$6,846,921	$7,360,601
Reinvestment of distributions	29,988	29,168	310,748	295,905
Shares redeemed	(527,338)	(388,160)	(5,367,375)	(3,919,495)
Net increase (decrease)	163,410	372,805	$1,790,294	$3,737,011
Class I
Shares sold	229,379	323,696	$2,374,468	$3,278,516
Reinvestment of distributions	15,116	16,966	156,653	171,828
Shares redeemed	(217,845)	(816,137)	(2,245,879)	(8,152,287)
Net increase (decrease)	26,650	(475,475)	$285,242	$(4,701,943)
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	19,592	66,981	$205,501	$674,010
Reinvestment of distributions	5,363	4,985	55,479	49,668
Shares redeemed	(9,577)	(2,541)	(99,204)	(25,535)
Net increase (decrease)	15,378	69,425	$161,776	$698,143
Municipal Income 2025
Shares sold	511,270	666,016	$5,302,835	$6,696,191
Reinvestment of distributions	25,082	19,392	259,745	193,626
Shares redeemed	(660,509)	(67,588)	(6,695,455)	(669,904)
Net increase (decrease)	(124,157)	617,820	$(1,132,875)	$6,219,913
Class I
Shares sold	109,185	150,280	$1,126,360	$1,472,253
Reinvestment of distributions	8,762	7,823	90,639	77,828
Shares redeemed	(45,102)	(87,028)	(460,777)	(842,533)
Net increase (decrease)	72,845	71,075	$756,222	$707,548

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	46%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except Fidelity Municipal Income 2025 Fund; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from May 25, 2017 (commencement of operations) to June 30, 2017, for Fidelity Municipal Income 2025 Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 11, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 282 funds. Mr. Chiel oversees 174 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$1,000.00	$1,006.10	$3.24
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Municipal Income 2021	.40%
Actual		$1,000.00	$1,007.40	$2.00
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Class I	.40%
Actual		$1,000.00	$1,007.40	$2.00
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$1,010.60	$3.25
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Municipal Income 2023	.40%
Actual		$1,000.00	$1,011.90	$2.00
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Class I	.40%
Actual		$1,000.00	$1,011.90	$2.00
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Fidelity Municipal Income 2025 Fund
Class A	.65%
Actual		$1,000.00	$1,003.10	$3.24
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Municipal Income 2025	.40%
Actual		$1,000.00	$1,004.30	$1.99
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Class I	.40%
Actual		$1,000.00	$1,005.30	$1.99
Hypothetical-C		$1,000.00	$1,022.87	$2.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Municipal Income 2021 Fund
Class A	08/10/20	08/07/20	$0.009
Municipal Income 2021	08/10/20	08/07/20	$0.009
Class I	08/10/20	08/07/20	$0.009
Fidelity Municipal Income 2023 Fund
Class A	08/10/20	08/07/20	$0.000
Municipal Income 2023	08/10/20	08/07/20	$0.000
Class I	08/10/20	08/07/20	$0.000
Fidelity Municipal Income 2025 Fund
Class A	08/10/20	08/07/20	$0.000
Municipal Income 2025	08/10/20	08/07/20	$0.000
Class I	08/10/20	08/07/20	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2021 Fund	$103,338

During fiscal year ended 2020, 100% of each fund's income dividends were free from federal income tax, and 11.45%, 10.80% and 18.21% of Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, and Fidelity Municipal Income 2025 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

DMI-ANN-0820
1.926259.109

Fidelity® Mid Cap Growth Index Fund

Fidelity® Mid Cap Value Index Fund

Fidelity® Small Cap Growth Index Fund

Fidelity® Small Cap Value Index Fund

Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Mid Cap Growth Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Value Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Growth Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Value Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Mid Cap Growth Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Mid Cap Growth Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Growth Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period.

Period Ending Values
$10,886	Fidelity® Mid Cap Growth Index Fund
$10,946	Russell Midcap® Growth Index

Fidelity® Mid Cap Growth Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.51% for the 12 months ending June 30, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June, the index gained 2% amid progress on potential treatments and signs of an early recovery in economic activity. Info tech (+36%) led by a wide margin, riding secular-growth trends. Consumer discretionary (+13%) also stood out, driven by retailing (+28%). In contrast, energy (-36%) fell hard along with the price of crude oil, while financials (-14%) struggled due to sharply lower interest rates.

Comments from the Geode Capital Management, LLC, passive equity index team:  From the fund's July 11, 2019 inception date to June 30, 2020, the fund gained 8.86%, compared with an increase of 9.46% for the benchmark Russell Midcap® Growth Index. Looking at individual stocks, many companies experienced a substantial drawdown in their share price in February and March 2020 as the coronavirus's spread led to a global economic shutdown, only to experience a strong bounce back in the year's second quarter. Dexcom (+157%) was a top contributor; this company, which makes continuous glucose monitoring systems for diabetics, gained on strong financial performance amid robust demand for its product. Shares of chipmaker Advanced Micro Devices (+51%) rose sharply, as the company produced favorable financial results and gains in market share. DocuSign (+223%), whose software enables electronic signatures on documents, gained on better-than-expected financial performance and investors' optimism about the company's business opportunity, given more people working from home. An investment in Lam Research (+61%) also contributed, as better-than-expected financial results and promising business signs from the company's customers helped lift the stock of this chip-equipment maker. In contrast, media company ViacomCBS (-57%) was a significant detractor, hurt by weak financial results and, in the wake of the coronavirus, an increasingly unfavorable business environment. In fact, the pandemic's effects were far-reaching, with companies such as beauty-products retailer Ulta Beauty (-43%), whose stores temporarily shut down in March, and such businesses tied to the travel industry as hospitality company Hilton Worldwide Holdings (-29%) and online travel agency Expedia (-42%) experiencing significantly reduced demand as customers remained closer to home.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Growth Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
lululemon athletica, Inc.	1.4
Spotify Technology SA	1.3
Splunk, Inc.	1.2
Veeva Systems, Inc. Class A	1.2
O'Reilly Automotive, Inc.	1.2
DocuSign, Inc.	1.2
KLA-Tencor Corp.	1.2
Chipotle Mexican Grill, Inc.	1.1
IDEXX Laboratories, Inc.	1.1
MSCI, Inc.	1.1
12.0

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Information Technology	36.7
Health Care	22.7
Industrials	11.8
Consumer Discretionary	10.7
Communication Services	5.4

Asset Allocation (% of fund's net assets)

As of June 30, 2020 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.6%

Fidelity® Mid Cap Growth Index Fund

Schedule of Investments June 30, 2020

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 5.4%
Entertainment - 2.9%
Live Nation Entertainment, Inc. (a)	11,500	$509,795
Roku, Inc. Class A (a)	8,248	961,139
Spotify Technology SA (a)	10,619	2,741,720
Take-Two Interactive Software, Inc. (a)	8,433	1,176,994
World Wrestling Entertainment, Inc. Class A	3,721	161,677
Zynga, Inc. (a)	59,194	564,711
		6,116,036
Interactive Media & Services - 1.5%
IAC/InterActiveCorp (a)	6,082	1,966,919
Match Group, Inc. (a)(b)	4,481	479,691
Pinterest, Inc. Class A (a)	27,042	599,521
Zillow Group, Inc.:
Class A (a)	513	29,487
Class C (a)	1,208	69,593
		3,145,211
Media - 1.0%
Altice U.S.A., Inc. Class A (a)	26,235	591,337
Cable One, Inc.	412	731,238
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	780	26,926
Liberty SiriusXM Series C (a)	1,631	56,188
Nexstar Broadcasting Group, Inc. Class A	2,369	198,262
Sirius XM Holdings, Inc.	57,550	337,819
		1,941,770

TOTAL COMMUNICATION SERVICES		11,203,017

CONSUMER DISCRETIONARY - 10.7%
Distributors - 0.4%
Pool Corp.	3,143	854,487
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	3,245	380,314
Chegg, Inc. (a)	9,816	660,224
Frontdoor, Inc. (a)	1,166	51,689
H&R Block, Inc.	10,996	157,023
		1,249,250
Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. (a)	2,259	2,377,281
Domino's Pizza, Inc.	3,159	1,167,061
Dunkin' Brands Group, Inc.	5,663	369,397
Planet Fitness, Inc. (a)	3,691	223,564
Vail Resorts, Inc.	259	47,177
Wendy's Co.	14,536	316,594
Wynn Resorts Ltd.	1,960	146,000
Yum China Holdings, Inc.	2,017	96,957
		4,744,031
Household Durables - 0.1%
NVR, Inc. (a)	28	91,245
Tempur Sealy International, Inc. (a)	2,839	204,266
		295,511
Internet & Direct Marketing Retail - 1.0%
Etsy, Inc. (a)	9,570	1,016,621
Expedia, Inc.	1,228	100,942
GrubHub, Inc. (a)	716	50,335
Wayfair LLC Class A (a)(b)	4,867	961,768
		2,129,666
Leisure Products - 0.2%
Mattel, Inc. (a)(b)	16,552	160,058
Peloton Interactive, Inc. Class A (a)	1,926	111,265
Polaris, Inc.	485	44,887
		316,210
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	9,099	843,295
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	3,811	372,144
		1,215,439
Specialty Retail - 4.1%
AutoZone, Inc. (a)	1,119	1,262,366
Best Buy Co., Inc.	3,351	292,442
Burlington Stores, Inc. (a)	4,711	927,737
CarMax, Inc. (a)(b)	989	88,565
Carvana Co. Class A (a)(b)	4,432	532,726
Five Below, Inc. (a)	4,426	473,184
Floor & Decor Holdings, Inc. Class A (a)	6,584	379,568
O'Reilly Automotive, Inc. (a)	5,938	2,503,876
Tractor Supply Co.	9,372	1,235,136
Ulta Beauty, Inc. (a)	4,061	826,089
Williams-Sonoma, Inc. (b)	1,015	83,240
		8,604,929
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	9,216	2,875,479
VF Corp.	1,536	93,604
		2,969,083

TOTAL CONSUMER DISCRETIONARY		22,378,606

CONSUMER STAPLES - 4.2%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	703	377,265
Brown-Forman Corp.:
Class A	3,117	179,446
Class B (non-vtg.)	12,479	794,413
		1,351,124
Food & Staples Retailing - 0.2%
Grocery Outlet Holding Corp. (b)	3,011	122,849
Sprouts Farmers Market LLC (a)	8,055	206,127
		328,976
Food Products - 1.8%
Beyond Meat, Inc. (a)	3,334	446,689
Campbell Soup Co.	7,088	351,777
Kellogg Co.	6,901	455,880
Lamb Weston Holdings, Inc.	2,709	173,186
McCormick & Co., Inc. (non-vtg.)	5,622	1,008,643
Pilgrim's Pride Corp. (a)	1,339	22,616
The Hershey Co.	9,237	1,197,300
		3,656,091
Household Products - 1.6%
Church & Dwight Co., Inc.	19,939	1,541,285
Clorox Co.	7,255	1,591,529
Energizer Holdings, Inc.	3,991	189,533
Reynolds Consumer Products, Inc.	1,080	37,519
		3,359,866
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	1,102	49,568

TOTAL CONSUMER STAPLES		8,745,625

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy, Inc. (a)	18,762	906,580
Equitrans Midstream Corp. (b)	3,043	25,287
		931,867
FINANCIALS - 3.8%
Capital Markets - 3.3%
Apollo Global Management LLC Class A	6,860	342,451
Ares Management Corp.	7,951	315,655
Carlyle Group LP	887	24,747
Cboe Global Markets, Inc.	1,935	180,497
FactSet Research Systems, Inc.	3,011	989,023
LPL Financial	503	39,435
MarketAxess Holdings, Inc.	2,990	1,497,751
Morningstar, Inc.	1,471	207,367
MSCI, Inc.	6,714	2,241,267
T. Rowe Price Group, Inc.	4,662	575,757
Tradeweb Markets, Inc. Class A	5,657	328,898
Virtu Financial, Inc. Class A	4,525	106,790
		6,849,638
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)	54	22,627
LendingTree, Inc. (a)(b)	607	175,745
SLM Corp.	7,008	49,266
		247,638
Insurance - 0.4%
Alleghany Corp.	105	51,360
Axis Capital Holdings Ltd.	598	24,255
Brown & Brown, Inc.	1,013	41,290
Erie Indemnity Co. Class A	1,165	223,564
Lincoln National Corp.	1,936	71,225
Primerica, Inc.	2,012	234,599
RenaissanceRe Holdings Ltd.	1,341	229,351
		875,644

TOTAL FINANCIALS		7,972,920

HEALTH CARE - 22.7%
Biotechnology - 6.6%
ACADIA Pharmaceuticals, Inc. (a)	8,867	429,783
Acceleron Pharma, Inc. (a)	3,500	333,445
Agios Pharmaceuticals, Inc. (a)	478	25,563
Alexion Pharmaceuticals, Inc. (a)	2,657	298,222
Alnylam Pharmaceuticals, Inc. (a)	9,267	1,372,535
BioMarin Pharmaceutical, Inc. (a)	13,284	1,638,449
bluebird bio, Inc. (a)	2,347	143,261
Exact Sciences Corp. (a)	10,474	910,610
Exelixis, Inc. (a)	8,941	212,259
Global Blood Therapeutics, Inc. (a)	4,745	299,552
Immunomedics, Inc. (a)	16,698	591,777
Incyte Corp. (a)	14,768	1,535,429
Ionis Pharmaceuticals, Inc. (a)	5,211	307,241
Iovance Biotherapeutics, Inc. (a)	10,966	301,017
Moderna, Inc. (a)(b)	21,786	1,398,879
Neurocrine Biosciences, Inc. (a)	7,458	909,876
Repligen Corp. (a)	4,234	523,365
Sage Therapeutics, Inc. (a)	307	12,765
Sarepta Therapeutics, Inc. (a)	6,034	967,492
Seattle Genetics, Inc. (a)	9,868	1,676,771
		13,888,291
Health Care Equipment & Supplies - 7.1%
Abiomed, Inc. (a)	3,590	867,200
Align Technology, Inc. (a)	6,332	1,737,754
Haemonetics Corp. (a)	3,767	337,373
Hill-Rom Holdings, Inc.	632	69,381
Hologic, Inc. (a)	14,514	827,298
ICU Medical, Inc. (a)	424	78,147
IDEXX Laboratories, Inc. (a)	6,824	2,253,012
Insulet Corp. (a)	5,111	992,863
Masimo Corp. (a)	3,902	889,617
Novocure Ltd. (a)	8,059	477,899
Penumbra, Inc. (a)(b)	2,595	464,038
Quidel Corp. (a)	3,013	674,129
ResMed, Inc.	11,626	2,232,192
STERIS PLC	361	55,392
Tandem Diabetes Care, Inc. (a)	4,224	417,838
Teleflex, Inc.	2,369	862,269
The Cooper Companies, Inc.	478	135,580
Varian Medical Systems, Inc. (a)	927	113,576
West Pharmaceutical Services, Inc.	5,952	1,352,116
		14,837,674
Health Care Providers & Services - 2.8%
Amedisys, Inc. (a)	2,562	508,659
AmerisourceBergen Corp.	5,672	571,567
Cardinal Health, Inc.	23,722	1,238,051
Chemed Corp.	1,256	566,544
DaVita HealthCare Partners, Inc. (a)	1,123	88,874
Encompass Health Corp.	3,570	221,090
Guardant Health, Inc. (a)	6,022	488,565
Laboratory Corp. of America Holdings (a)	432	71,760
McKesson Corp.	9,765	1,498,146
Molina Healthcare, Inc. (a)	3,202	569,892
		5,823,148
Health Care Technology - 2.8%
Cerner Corp.	24,680	1,691,814
Change Healthcare, Inc.	14,441	161,739
Livongo Health, Inc.	4,368	328,430
Teladoc Health, Inc. (a)	5,414	1,033,208
Veeva Systems, Inc. Class A (a)	10,835	2,539,941
		5,755,132
Life Sciences Tools & Services - 2.9%
10X Genomics, Inc. (a)	4,411	393,946
Adaptive Biotechnologies Corp.	5,766	278,959
Agilent Technologies, Inc.	2,158	190,702
Avantor, Inc. (a)	33,394	567,698
Bio-Techne Corp.	2,895	764,483
Bruker Corp.	3,557	144,699
Charles River Laboratories International, Inc. (a)	3,509	611,794
IQVIA Holdings, Inc. (a)	5,845	829,289
Mettler-Toledo International, Inc. (a)	1,798	1,448,379
PerkinElmer, Inc.	1,751	171,756
PPD, Inc.	4,241	113,659
PRA Health Sciences, Inc. (a)	4,356	423,795
Syneos Health, Inc. (a)	543	31,630
Waters Corp. (a)	367	66,207
		6,036,996
Pharmaceuticals - 0.5%
Horizon Therapeutics PLC (a)	13,790	766,448
Reata Pharmaceuticals, Inc. (a)	1,720	268,354
		1,034,802

TOTAL HEALTH CARE		47,376,043

INDUSTRIALS - 11.8%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	5,020	492,613
BWX Technologies, Inc.	4,943	279,972
HEICO Corp.	2,912	290,181
HEICO Corp. Class A	5,069	411,806
Huntington Ingalls Industries, Inc.	305	53,219
Mercury Systems, Inc. (a)	3,603	283,412
TransDigm Group, Inc.	940	415,527
Virgin Galactic Holdings, Inc. (a)	4,197	68,579
		2,295,309
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,687	133,374
Expeditors International of Washington, Inc.	8,251	627,406
XPO Logistics, Inc. (a)	368	28,428
		789,208
Building Products - 0.8%
Allegion PLC	4,856	496,380
Armstrong World Industries, Inc.	1,429	111,405
Carrier Global Corp.	25,288	561,899
Trex Co., Inc. (a)	4,688	609,768
		1,779,452
Commercial Services & Supplies - 1.8%
Cintas Corp.	6,343	1,689,521
Copart, Inc. (a)	16,475	1,371,873
IAA Spinco, Inc. (a)	2,591	99,935
MSA Safety, Inc.	655	74,958
Rollins, Inc.	10,517	445,816
		3,682,103
Construction & Engineering - 0.0%
Quanta Services, Inc.	2,239	87,836
Electrical Equipment - 0.8%
Generac Holdings, Inc. (a)	4,518	550,880
Rockwell Automation, Inc.	4,570	973,410
Vertiv Holdings Co. (a)	16,156	219,075
		1,743,365
Machinery - 1.0%
Allison Transmission Holdings, Inc.	5,918	217,664
Donaldson Co., Inc.	1,060	49,311
Graco, Inc.	6,694	321,245
Lincoln Electric Holdings, Inc. (b)	1,970	165,953
Nordson Corp.	3,805	721,847
Toro Co.	7,808	517,983
		1,994,003
Professional Services - 3.9%
CoreLogic, Inc.	327	21,981
CoStar Group, Inc. (a)	3,119	2,216,580
Equifax, Inc.	7,280	1,251,286
IHS Markit Ltd.	17,549	1,324,950
TransUnion Holding Co., Inc.	14,035	1,221,606
Verisk Analytics, Inc.	12,863	2,189,283
		8,225,686
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	1,836	220,944
Landstar System, Inc.	2,511	282,010
Old Dominion Freight Lines, Inc.	6,819	1,156,434
		1,659,388
Trading Companies & Distributors - 1.2%
Fastenal Co.	37,665	1,613,569
W.W. Grainger, Inc.	2,650	832,524
		2,446,093

TOTAL INDUSTRIALS		24,702,443

INFORMATION TECHNOLOGY - 36.7%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	3,912	821,637
CommScope Holding Co., Inc. (a)	971	8,088
Lumentum Holdings, Inc. (a)	649	52,848
Motorola Solutions, Inc.	1,407	197,163
Ubiquiti, Inc. (b)	563	98,277
		1,178,013
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	13,888	1,330,609
CDW Corp.	11,505	1,336,651
Cognex Corp.	13,356	797,620
Coherent, Inc. (a)	1,616	211,664
Dolby Laboratories, Inc. Class A	603	39,720
IPG Photonics Corp. (a)	184	29,512
Jabil, Inc.	2,264	72,629
Keysight Technologies, Inc. (a)	5,098	513,776
Zebra Technologies Corp. Class A (a)	3,890	995,646
		5,327,827
IT Services - 8.8%
Akamai Technologies, Inc. (a)	10,684	1,144,150
Black Knight, Inc. (a)	11,711	849,750
Booz Allen Hamilton Holding Corp. Class A	11,158	867,981
Broadridge Financial Solutions, Inc.	9,280	1,171,043
CACI International, Inc. Class A (a)	324	70,269
EPAM Systems, Inc. (a)	4,310	1,086,163
Fastly, Inc. Class A (a)	5,906	502,778
FleetCor Technologies, Inc. (a)	6,688	1,682,233
Gartner, Inc. (a)	7,017	851,373
Genpact Ltd.	5,916	216,052
GoDaddy, Inc. (a)	13,424	984,382
Jack Henry & Associates, Inc.	4,840	890,705
Leidos Holdings, Inc.	1,058	99,103
MongoDB, Inc. Class A (a)	3,389	767,066
Okta, Inc. (a)	9,327	1,867,545
Paychex, Inc.	20,564	1,557,723
Science Applications International Corp.	607	47,152
StoneCo Ltd. Class A (a)	12,583	487,717
Switch, Inc. Class A	7,157	127,538
The Western Union Co.	6,450	139,449
Twilio, Inc. Class A (a)(b)	8,669	1,902,152
VeriSign, Inc. (a)	4,917	1,016,983
WEX, Inc. (a)	302	49,833
		18,379,140
Semiconductors & Semiconductor Equipment - 5.4%
Enphase Energy, Inc. (a)	8,566	407,485
Entegris, Inc.	10,167	600,361
Inphi Corp. (a)	3,876	455,430
KLA-Tencor Corp.	12,593	2,449,087
Maxim Integrated Products, Inc.	7,149	433,301
Microchip Technology, Inc.	14,283	1,504,143
MKS Instruments, Inc.	3,332	377,316
Monolithic Power Systems, Inc.	3,529	836,373
SolarEdge Technologies, Inc. (a)	3,961	549,708
Teradyne, Inc.	13,414	1,133,617
Universal Display Corp.	3,480	520,678
Xilinx, Inc.	19,814	1,949,499
		11,216,998
Software - 19.1%
2U, Inc. (a)(b)	1,620	61,495
Alteryx, Inc. Class A (a)(b)	4,270	701,476
Anaplan, Inc. (a)	10,566	478,745
ANSYS, Inc. (a)	6,949	2,027,232
Aspen Technology, Inc. (a)	5,108	529,240
Avalara, Inc. (a)	6,237	830,082
Bill.Com Holdings, Inc. (a)(b)	1,303	117,544
Cadence Design Systems, Inc. (a)	22,363	2,145,953
CDK Global, Inc.	1,254	51,941
Ceridian HCM Holding, Inc. (a)	6,049	479,504
Citrix Systems, Inc.	2,719	402,167
Cloudflare, Inc. (a)	8,840	317,798
Coupa Software, Inc. (a)	5,386	1,492,137
Crowdstrike Holdings, Inc.	6,789	680,869
Datadog, Inc. Class A (a)	12,362	1,074,876
DocuSign, Inc. (a)	14,300	2,462,603
Dropbox, Inc. Class A (a)	19,898	433,179
Dynatrace, Inc.	12,312	499,867
Elastic NV (a)	4,431	408,583
Everbridge, Inc. (a)	2,780	384,641
Fair Isaac Corp. (a)	2,269	948,533
FireEye, Inc. (a)	4,016	48,895
Five9, Inc. (a)	5,004	553,793
Fortinet, Inc. (a)	10,783	1,480,182
Globant SA (a)	2,932	439,360
Guidewire Software, Inc. (a)	1,279	141,777
HubSpot, Inc. (a)	3,356	752,919
LogMeIn, Inc.	326	27,635
Manhattan Associates, Inc. (a)	4,574	430,871
Medallia, Inc. (b)	6,639	167,568
New Relic, Inc. (a)	4,082	281,250
Nortonlifelock, Inc.	45,230	896,911
Nutanix, Inc. Class A (a)	14,448	342,490
Pagerduty, Inc. (a)(b)	5,553	158,927
Palo Alto Networks, Inc. (a)	7,929	1,821,053
Parametric Technology Corp. (a)	8,459	658,026
Paycom Software, Inc. (a)	3,995	1,237,371
Paylocity Holding Corp. (a)	2,805	409,221
Pegasystems, Inc.	2,873	290,661
Pluralsight, Inc. (a)(b)	7,612	137,397
Proofpoint, Inc. (a)	4,591	510,152
RealPage, Inc. (a)	6,224	404,622
RingCentral, Inc. (a)	6,197	1,766,207
Slack Technologies, Inc. Class A (a)	30,406	945,323
Smartsheet, Inc. (a)	8,955	455,989
Splunk, Inc. (a)	12,896	2,562,435
SS&C Technologies Holdings, Inc.	3,808	215,076
Synopsys, Inc. (a)	11,269	2,197,455
Teradata Corp. (a)	6,823	141,918
The Trade Desk, Inc. (a)(b)	3,284	1,334,946
Tyler Technologies, Inc. (a)	3,177	1,102,038
Zendesk, Inc. (a)	9,164	811,289
Zscaler, Inc. (a)(b)	5,701	624,260
		39,876,482
Technology Hardware, Storage & Peripherals - 0.3%
NetApp, Inc.	9,730	431,720
Pure Storage, Inc. Class A (a)	11,219	194,425
		626,145

TOTAL INFORMATION TECHNOLOGY		76,604,605

MATERIALS - 2.1%
Chemicals - 0.7%
FMC Corp.	2,068	206,014
NewMarket Corp.	462	185,022
RPM International, Inc.	8,665	650,395
The Scotts Miracle-Gro Co. Class A	3,078	413,899
W.R. Grace & Co.	1,631	82,871
		1,538,201
Containers & Packaging - 1.2%
Amcor PLC	19,518	199,279
Avery Dennison Corp.	2,780	317,170
Ball Corp.	24,222	1,683,187
Berry Global Group, Inc. (a)	3,660	162,211
Crown Holdings, Inc. (a)	1,083	70,536
Graphic Packaging Holding Co.	4,912	68,719
		2,501,102
Metals & Mining - 0.2%
Royal Gold, Inc.	3,805	473,038

TOTAL MATERIALS		4,512,341

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Americold Realty Trust	1,607	58,334
Brookfield Property REIT, Inc. Class A (b)	4,166	41,493
CoreSite Realty Corp.	2,196	265,848
Equity Lifestyle Properties, Inc.	5,780	361,134
Extra Space Storage, Inc.	7,198	664,879
Iron Mountain, Inc.	13,587	354,621
Simon Property Group, Inc.	19,423	1,328,145
		3,074,454
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	6,842	222,776
TOTAL COMMON STOCKS
(Cost $177,649,336)		207,724,697

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.12% (c)	464,819	464,912
Fidelity Securities Lending Cash Central Fund 0.12% (c)(d)	6,599,424	6,600,084
TOTAL MONEY MARKET FUNDS
(Cost $7,064,996)		7,064,996
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $184,714,332)		214,789,693
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(5,834,364)
NET ASSETS - 100%		$208,955,329

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	Sept. 2020	$1,245,370	$13,389	$13,389

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $310,799.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,856
Fidelity Securities Lending Cash Central Fund	12,622
Total	$23,478

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$11,203,017	$11,203,017	$--	$--
Consumer Discretionary	22,378,606	22,378,606	--	--
Consumer Staples	8,745,625	8,745,625	--	--
Energy	931,867	931,867	--	--
Financials	7,972,920	7,972,920	--	--
Health Care	47,376,043	47,376,043	--	--
Industrials	24,702,443	24,702,443	--	--
Information Technology	76,604,605	76,604,605	--	--
Materials	4,512,341	4,512,341	--	--
Real Estate	3,074,454	3,074,454	--	--
Utilities	222,776	222,776	--	--
Money Market Funds	7,064,996	7,064,996	--	--
Total Investments in Securities:	$214,789,693	$214,789,693	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$13,389	$13,389	$--	$--
Total Assets	$13,389	$13,389	$--	$--
Total Derivative Instruments:	$13,389	$13,389	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$13,389	$0
Total Equity Risk	13,389	0
Total Value of Derivatives	$13,389	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Growth Index Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020
Assets
Investment in securities, at value (including securities loaned of $6,572,066) — See accompanying schedule: Unaffiliated issuers (cost $177,649,336)	$207,724,697
Fidelity Central Funds (cost $7,064,996)	7,064,996
Total Investment in Securities (cost $184,714,332)		$214,789,693
Segregated cash with brokers for derivative instruments		60,000
Cash		1,571,904
Receivable for investments sold		60,631
Receivable for fund shares sold		844,152
Dividends receivable		68,477
Distributions receivable from Fidelity Central Funds		8,167
Receivable for daily variation margin on futures contracts		9,367
Other receivables		85
Total assets		217,412,476
Liabilities
Payable for investments purchased	$1,632,535
Payable for fund shares redeemed	216,145
Accrued management fee	8,383
Collateral on securities loaned	6,600,084
Total liabilities		8,457,147
Net Assets		$208,955,329
Net Assets consist of:
Paid in capital		$182,421,644
Total accumulated earnings (loss)		26,533,685
Net Assets		$208,955,329
Net Asset Value, offering price and redemption price per share ($208,955,329 ÷ 9,624,826 shares)		$21.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period July 11, 2019 (commencement of operations) to June 30, 2020
Investment Income
Dividends		$469,874
Income from Fidelity Central Funds (including $12,622 from security lending)		23,478
Total income		493,352
Expenses
Management fee	$30,308
Independent trustees' fees and expenses	131
Commitment fees	4
Total expenses before reductions	30,443
Expense reductions	(30)
Total expenses after reductions		30,413
Net investment income (loss)		462,939
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	376,511
Fidelity Central Funds	(375)
Futures contracts	(4,346,313)
Total net realized gain (loss)		(3,970,177)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	30,075,361
Futures contracts	13,389
Total change in net unrealized appreciation (depreciation)		30,088,750
Net gain (loss)		26,118,573
Net increase (decrease) in net assets resulting from operations		$26,581,512

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$462,939
Net realized gain (loss)	(3,970,177)
Change in net unrealized appreciation (depreciation)	30,088,750
Net increase (decrease) in net assets resulting from operations	26,581,512
Distributions to shareholders	(47,827)
Share transactions
Proceeds from sales of shares	208,176,361
Reinvestment of distributions	37,879
Cost of shares redeemed	(25,792,596)
Net increase (decrease) in net assets resulting from share transactions	182,421,644
Total increase (decrease) in net assets	208,955,329
Net Assets
Beginning of period	–
End of period	$208,955,329
Other Information
Shares
Sold	10,991,083
Issued in reinvestment of distributions	1,805
Redeemed	(1,368,062)
Net increase (decrease)	9,624,826

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Growth Index Fund

Years ended June 30,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	1.62
Total from investment operations	1.77
Distributions from net investment income	(.06)
Distributions from net realized gain	–C
Total distributions	(.06)
Net asset value, end of period	$21.71
Total ReturnD,E	8.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.05%H
Expenses net of all reductions	.05%H
Net investment income (loss)	.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$208,955
Portfolio turnover rateI	109%H

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Value Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Mid Cap Value Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Value Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Period Ending Values
$8,735	Fidelity® Mid Cap Value Index Fund
$8,756	Russell Midcap® Value Index

Fidelity® Mid Cap Value Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.51% for the 12 months ending June 30, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June, the index gained 2% amid progress on potential treatments and signs of an early recovery in economic activity. Info tech (+36%) led by a wide margin, riding secular-growth trends. Consumer discretionary (+13%) also stood out, driven by retailing (+28%). In contrast, energy (-36%) fell hard along with the price of crude oil, while financials (-14%) struggled due to sharply lower interest rates.

Comments from the Geode Capital Management, LLC, passive equity index team:  From the fund's July 11, 2019 inception date to its fiscal year end of June 30, 2020, the fund returned -12.65%, compared with -12.44% for the benchmark Russell Midcap® Value Index. Many companies experienced a substantial drawdown in their share price in February and March 2020 as the coronavirus's spread led to a global economic shutdown, only to experience a strong bounce back in the year's second quarter. Real estate securities disproportionately struggled during the market's downturn, as investors were concerned about commercial real estate cash flows amid the pandemic. The biggest individual detractors were health care REITs Welltower (-37%) and Ventas (-44%), both of which were hampered by worries about a potential oversupply of senior housing properties. Concern about the impact of COVID-19 on demand for senior-housing facilities also appeared to weigh on both stocks. Travel-related businesses, including Royal Caribbean Cruises (-55%) and United Airlines Holdings (-62%), saw big stock-price declines as business and leisure travel dried up. Various energy stocks also experienced weakness, as the price of oil sharply fell; notable detractors in this sector included energy transportation companies Williams Companies (-28%) and ONEOK (-50%), oil and natural gas exploration firm Concho Resources (-49%); and energy services business Halliburton (-44%). In contrast, shares of gold mining company Newmont (+51%) rose sharply as uncertainty about the global economic environment boosted the price of gold. Grocery store chain Kroger (+56%) was well positioned to take advantage of increased demand fueled by the pandemic-related economic shutdown. Increased demand from more people working from home boosted shares of data-center REIT Digital Realty Trust (+21%). Other notable contributors included semiconductor companies Skyworks Solutions (+60%) and Marvell Technology Group (+39%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Value Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Xcel Energy, Inc.	0.7
Eversource Energy	0.6
WEC Energy Group, Inc.	0.6
Kroger Co.	0.6
Cummins, Inc.	0.5
Johnson Controls International PLC	0.5
PACCAR, Inc.	0.5
Willis Towers Watson PLC	0.5
PPG Industries, Inc.	0.5
Agilent Technologies, Inc.	0.5
5.5

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Industrials	16.3
Financials	15.3
Consumer Discretionary	11.1
Real Estate	10.9
Information Technology	9.6

Asset Allocation (% of fund's net assets)

As of June 30, 2020 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.8%

Fidelity® Mid Cap Value Index Fund

Schedule of Investments June 30, 2020

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	57,248	$574,197
GCI Liberty, Inc. (a)	5,159	366,908
		941,105
Entertainment - 0.2%
Lions Gate Entertainment Corp.:
Class A (a)(b)	2,205	16,339
Class B (a)	6,981	47,680
Madison Square Garden Entertainment Corp. (a)	974	73,050
Take-Two Interactive Software, Inc. (a)	441	61,550
The Madison Square Garden Co. (a)	981	144,099
Zynga, Inc. (a)	8,221	78,428
		421,146
Interactive Media & Services - 0.8%
Pinterest, Inc. Class A (a)	3,576	79,280
TripAdvisor, Inc.	5,258	99,955
Twitter, Inc. (a)	40,255	1,199,196
Zillow Group, Inc.:
Class A (a)	2,658	152,782
Class C (a)(b)	6,331	364,729
		1,895,942
Media - 2.3%
Discovery Communications, Inc.:
Class A (a)(b)	7,967	168,104
Class C (non-vtg.) (a)	17,250	332,235
DISH Network Corp. Class A (a)	12,855	443,626
Fox Corp.:
Class A	17,684	474,285
Class B	8,429	226,234
Interpublic Group of Companies, Inc.	20,329	348,846
John Wiley & Sons, Inc. Class A	2,257	88,023
Liberty Broadband Corp.:
Class A (a)	1,290	157,625
Class C (a)	5,495	681,160
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	10,177	322,713
Liberty Media Class A (a)	1,515	44,208
Liberty SiriusXM Series A (a)	3,803	131,280
Liberty SiriusXM Series C (a)	8,054	277,460
News Corp.:
Class A	20,027	237,520
Class B	6,616	79,061
Nexstar Broadcasting Group, Inc. Class A	761	63,688
Omnicom Group, Inc.	11,125	607,425
Sirius XM Holdings, Inc.	24,527	143,973
The New York Times Co. Class A (b)	8,516	357,927
ViacomCBS, Inc.:
Class A	1,295	33,152
Class B	27,572	642,979
		5,861,524
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	5,260	104,569
U.S. Cellular Corp. (a)	749	23,122
		127,691

TOTAL COMMUNICATION SERVICES		9,247,408

CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.9%
Aptiv PLC	14,017	1,092,205
BorgWarner, Inc.	10,824	382,087
Gentex Corp.	12,824	330,474
Lear Corp.	3,133	341,560
		2,146,326
Automobiles - 0.7%
Ford Motor Co.	204,085	1,240,837
Harley-Davidson, Inc.	8,001	190,184
Thor Industries, Inc. (b)	2,885	307,339
		1,738,360
Distributors - 0.4%
Genuine Parts Co.	7,350	639,156
LKQ Corp. (a)	15,842	415,060
		1,054,216
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	923	108,176
Frontdoor, Inc. (a)	3,724	165,085
Graham Holdings Co.	216	74,017
Grand Canyon Education, Inc. (a)	2,439	220,803
H&R Block, Inc.	3,000	42,840
Service Corp. International	9,096	353,743
ServiceMaster Global Holdings, Inc. (a)	6,918	246,903
		1,211,567
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	11,940	269,486
Caesars Entertainment Corp. (a)	29,791	361,365
Carnival Corp.	24,624	404,326
Choice Hotels International, Inc.	1,819	143,519
Darden Restaurants, Inc.	6,804	515,539
Dunkin' Brands Group, Inc.	634	41,356
Extended Stay America, Inc. unit	9,259	103,608
Hilton Worldwide Holdings, Inc.	14,285	1,049,233
Hyatt Hotels Corp. Class A	1,831	92,081
MGM Mirage, Inc.	24,631	413,801
Norwegian Cruise Line Holdings Ltd. (a)(b)	13,390	219,998
Planet Fitness, Inc. (a)	1,812	109,753
Royal Caribbean Cruises Ltd. (b)	8,951	450,235
Six Flags Entertainment Corp.	3,995	76,744
Vail Resorts, Inc.	1,923	350,274
Wyndham Destinations, Inc.	4,395	123,851
Wyndham Hotels & Resorts, Inc.	4,797	204,448
Wynn Resorts Ltd.	3,857	287,308
Yum China Holdings, Inc.	17,560	844,109
		6,061,034
Household Durables - 2.1%
D.R. Horton, Inc.	17,299	959,230
Garmin Ltd.	7,825	762,938
Leggett & Platt, Inc.	6,906	242,746
Lennar Corp.:
Class A	13,896	856,272
Class B	1,186	54,663
Mohawk Industries, Inc. (a)	3,038	309,147
Newell Brands, Inc.	20,092	319,061
NVR, Inc. (a)	157	511,624
PulteGroup, Inc.	13,993	476,182
Tempur Sealy International, Inc. (a)	640	46,048
Toll Brothers, Inc.	6,057	197,398
Whirlpool Corp. (b)	3,191	413,330
		5,148,639
Internet & Direct Marketing Retail - 0.4%
Expedia, Inc.	6,281	516,298
GrubHub, Inc. (a)	4,348	305,664
Qurate Retail, Inc. Series A (a)	19,913	189,174
Wayfair LLC Class A (a)	303	59,876
		1,071,012
Leisure Products - 0.5%
Brunswick Corp.	4,127	264,169
Hasbro, Inc.	6,654	498,717
Mattel, Inc. (a)	7,302	70,610
Peloton Interactive, Inc. Class A (a)	3,873	223,743
Polaris, Inc.	2,726	252,291
		1,309,530
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	6,411	594,171
Kohl's Corp.	8,104	168,320
Nordstrom, Inc.	5,711	88,463
Ollie's Bargain Outlet Holdings, Inc. (a)	320	31,248
		882,202
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	3,484	496,296
AutoNation, Inc. (a)	3,077	115,634
AutoZone, Inc. (a)	500	564,060
Best Buy Co., Inc.	9,781	853,588
Burlington Stores, Inc. (a)	361	71,092
CarMax, Inc. (a)	7,873	705,027
Dick's Sporting Goods, Inc.	3,227	133,146
Foot Locker, Inc.	5,414	157,872
Gap, Inc. (b)	9,553	120,559
L Brands, Inc.	11,997	179,595
Penske Automotive Group, Inc.	1,664	64,413
Tiffany & Co., Inc.	6,336	772,612
Ulta Beauty, Inc. (a)	197	40,074
Williams-Sonoma, Inc. (b)	3,364	275,882
		4,549,850
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	7,425	116,053
Carter's, Inc.	2,241	180,849
Columbia Sportswear Co. (b)	1,506	121,353
Hanesbrands, Inc.	18,146	204,868
PVH Corp.	3,674	176,536
Ralph Lauren Corp.	2,499	181,227
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,999	219,629
Tapestry, Inc.	14,471	192,175
Under Armour, Inc.:
Class A (sub. vtg.) (a)	11,365	110,695
Class C (non-vtg.) (a)	8,203	72,515
VF Corp.	16,101	981,195
		2,557,095

TOTAL CONSUMER DISCRETIONARY		27,729,831

CONSUMER STAPLES - 4.4%
Beverages - 0.2%
Brown-Forman Corp.:
Class A	415	23,892
Class B (non-vtg.)	1,341	85,368
Molson Coors Beverage Co. Class B	9,130	313,707
		422,967
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	1,926	287,976
Grocery Outlet Holding Corp. (b)	1,696	69,197
Kroger Co.	40,522	1,371,670
Sprouts Farmers Market LLC (a)	972	24,873
U.S. Foods Holding Corp. (a)	11,492	226,622
		1,980,338
Food Products - 3.1%
Archer Daniels Midland Co.	28,998	1,157,020
Beyond Meat, Inc. (a)(b)	545	73,019
Bunge Ltd.	7,220	296,959
Campbell Soup Co.	4,609	228,745
Conagra Brands, Inc.	25,510	897,187
Flowers Foods, Inc.	10,189	227,826
Hormel Foods Corp.	14,599	704,694
Ingredion, Inc.	3,511	291,413
Kellogg Co.	8,681	573,467
Lamb Weston Holdings, Inc.	5,884	376,164
McCormick & Co., Inc. (non-vtg.)	2,862	513,471
Pilgrim's Pride Corp. (a)	1,894	31,990
Post Holdings, Inc. (a)	3,332	291,950
Seaboard Corp.	13	38,140
The Hain Celestial Group, Inc. (a)	4,258	134,170
The Hershey Co.	1,758	227,872
The J.M. Smucker Co.	5,778	611,370
TreeHouse Foods, Inc. (a)	2,940	128,772
Tyson Foods, Inc. Class A	15,045	898,337
		7,702,566
Household Products - 0.2%
Clorox Co.	1,921	421,410
Energizer Holdings, Inc. (b)	670	31,818
Reynolds Consumer Products, Inc.	1,864	64,755
Spectrum Brands Holdings, Inc.	2,217	101,760
		619,743
Personal Products - 0.1%
Coty, Inc. Class A	15,076	67,390
Herbalife Nutrition Ltd. (a)	4,593	206,593
Nu Skin Enterprises, Inc. Class A	2,684	102,609
		376,592

TOTAL CONSUMER STAPLES		11,102,206

ENERGY - 4.3%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	34,339	528,477
Halliburton Co.	45,828	594,847
Helmerich & Payne, Inc.	5,467	106,661
National Oilwell Varco, Inc.	20,306	248,749
		1,478,734
Oil, Gas & Consumable Fuels - 3.7%
Antero Midstream GP LP (b)	15,004	76,520
Apache Corp.	19,753	266,666
Cabot Oil & Gas Corp.	20,506	352,293
Cimarex Energy Co.	5,253	144,405
Concho Resources, Inc.	10,209	525,764
Continental Resources, Inc.	3,911	68,560
Devon Energy Corp.	19,970	226,460
Diamondback Energy, Inc.	8,240	344,597
EQT Corp.	13,335	158,687
Equitrans Midstream Corp. (b)	19,382	161,064
Hess Corp.	14,368	744,406
HollyFrontier Corp.	7,809	228,023
Marathon Oil Corp.	41,216	252,242
Marathon Petroleum Corp.	33,872	1,266,135
Murphy Oil Corp. (b)	7,605	104,949
Noble Energy, Inc.	24,906	223,158
Occidental Petroleum Corp.	42,503	777,805
ONEOK, Inc.	22,953	762,499
Parsley Energy, Inc. Class A	15,744	168,146
Pioneer Natural Resources Co.	8,590	839,243
Targa Resources Corp.	12,050	241,844
The Williams Companies, Inc.	63,634	1,210,319
WPX Energy, Inc. (a)	21,034	134,197
		9,277,982

TOTAL ENERGY		10,756,716

FINANCIALS - 15.3%
Banks - 4.0%
Associated Banc-Corp.	7,928	108,455
Bank of Hawaii Corp. (b)	2,061	126,566
Bank OZK	6,388	149,926
BOK Financial Corp. (b)	1,640	92,562
Citizens Financial Group, Inc.	22,299	562,827
Comerica, Inc.	7,279	277,330
Commerce Bancshares, Inc. (b)	5,259	312,753
Cullen/Frost Bankers, Inc. (b)	2,928	218,751
East West Bancorp, Inc.	7,375	267,270
Fifth Third Bancorp	37,213	717,467
First Citizens Bancshares, Inc.	342	138,517
First Hawaiian, Inc.	6,777	116,835
First Horizon National Corp.	16,129	160,645
First Republic Bank	8,910	944,371
FNB Corp., Pennsylvania	16,873	126,548
Huntington Bancshares, Inc.	52,839	477,400
KeyCorp	50,830	619,109
M&T Bank Corp.	6,698	696,391
PacWest Bancorp	6,100	120,231
Peoples United Financial, Inc.	22,124	255,975
Pinnacle Financial Partners, Inc.	3,863	162,207
Popular, Inc.	4,538	168,677
Prosperity Bancshares, Inc.	4,669	277,245
Regions Financial Corp.	50,270	559,002
Signature Bank	2,721	290,929
Sterling Bancorp	10,112	118,513
SVB Financial Group (a)	2,690	579,776
Synovus Financial Corp.	7,650	157,055
TCF Financial Corp.	7,892	232,183
Umpqua Holdings Corp.	11,502	122,381
Webster Financial Corp.	4,683	133,981
Western Alliance Bancorp.	5,111	193,554
Wintrust Financial Corp.	2,986	130,249
Zions Bancorp NA	8,445	287,130
		9,902,811
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	2,452	182,821
Ameriprise Financial, Inc.	6,436	965,657
Apollo Global Management LLC Class A	4,499	224,590
Carlyle Group LP	5,523	154,092
Cboe Global Markets, Inc.	4,477	417,615
E*TRADE Financial Corp.	11,576	575,674
Eaton Vance Corp. (non-vtg.)	5,794	223,648
Evercore, Inc. Class A	2,065	121,670
Franklin Resources, Inc. (b)	14,171	297,166
Interactive Brokers Group, Inc.	3,769	157,431
Invesco Ltd.	19,732	212,316
KKR & Co. LP	27,884	861,058
Lazard Ltd. Class A	5,275	151,023
Legg Mason, Inc.	4,347	216,263
LPL Financial	3,782	296,509
Morningstar, Inc.	181	25,516
Northern Trust Corp.	10,051	797,446
Raymond James Financial, Inc.	6,423	442,095
SEI Investments Co.	6,028	331,419
State Street Corp.	18,424	1,170,845
T. Rowe Price Group, Inc.	8,833	1,090,876
TD Ameritrade Holding Corp.	13,583	494,150
The NASDAQ OMX Group, Inc.	5,987	715,267
Tradeweb Markets, Inc. Class A	644	37,442
Virtu Financial, Inc. Class A	350	8,260
		10,170,849
Consumer Finance - 0.9%
Ally Financial, Inc.	19,547	387,617
Credit Acceptance Corp. (a)	494	206,991
Discover Financial Services	16,036	803,243
LendingTree, Inc. (a)	21	6,080
OneMain Holdings, Inc.	3,403	83,510
Santander Consumer U.S.A. Holdings, Inc.	3,945	72,627
SLM Corp.	15,062	105,886
Synchrony Financial	30,503	675,946
		2,341,900
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	21,280	410,491
Jefferies Financial Group, Inc.	11,864	184,485
Voya Financial, Inc.	6,572	306,584
		901,560
Insurance - 5.3%
Alleghany Corp.	659	322,343
American Financial Group, Inc.	3,857	244,765
American National Insurance Co.	385	27,747
Arch Capital Group Ltd. (a)	20,573	589,416
Arthur J. Gallagher & Co.	9,850	960,277
Assurant, Inc.	3,119	322,162
Assured Guaranty Ltd.	4,391	107,184
Athene Holding Ltd. (a)	6,043	188,481
Axis Capital Holdings Ltd.	3,954	160,374
Brighthouse Financial, Inc. (a)	5,143	143,078
Brown & Brown, Inc.	11,676	475,914
Cincinnati Financial Corp.	7,834	501,611
CNA Financial Corp.	1,464	47,068
Erie Indemnity Co. Class A	562	107,848
Everest Re Group Ltd.	2,092	431,370
First American Financial Corp.	5,674	272,465
FNF Group	14,377	440,799
Globe Life, Inc.	5,487	407,300
Hanover Insurance Group, Inc.	1,980	200,633
Hartford Financial Services Group, Inc.	18,707	721,155
Kemper Corp.	3,229	234,167
Lincoln National Corp.	8,829	324,819
Loews Corp.	12,530	429,654
Markel Corp. (a)	707	652,681
Mercury General Corp.	1,428	58,191
Old Republic International Corp.	14,809	241,535
Primerica, Inc.	789	91,997
Principal Financial Group, Inc.	14,211	590,325
Prudential Financial, Inc.	20,713	1,261,422
Reinsurance Group of America, Inc.	3,544	277,991
RenaissanceRe Holdings Ltd.	1,695	289,896
Unum Group	10,639	176,501
W.R. Berkley Corp.	7,284	417,300
White Mountains Insurance Group Ltd.	158	140,299
Willis Towers Watson PLC	6,733	1,326,064
		13,184,832
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	29,707	383,220
Annaly Capital Management, Inc.	74,897	491,324
New Residential Investment Corp.	21,700	161,231
Starwood Property Trust, Inc.	14,300	213,928
		1,249,703
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	17,666	144,685
New York Community Bancorp, Inc.	23,531	240,016
TFS Financial Corp.	2,546	36,433
		421,134

TOTAL FINANCIALS		38,172,789

HEALTH CARE - 7.6%
Biotechnology - 1.0%
Acceleron Pharma, Inc. (a)	146	13,909
Agios Pharmaceuticals, Inc. (a)	2,907	155,466
Alexion Pharmaceuticals, Inc. (a)	9,418	1,057,076
Alkermes PLC (a)	8,254	160,169
BioMarin Pharmaceutical, Inc. (a)	879	108,416
bluebird bio, Inc. (a)	1,868	114,023
Exact Sciences Corp. (a)	1,019	88,592
Exelixis, Inc. (a)	10,123	240,320
Ionis Pharmaceuticals, Inc. (a)	3,470	204,591
Sage Therapeutics, Inc. (a)	2,480	103,118
United Therapeutics Corp. (a)	2,270	274,670
		2,520,350
Health Care Equipment & Supplies - 2.1%
Dentsply Sirona, Inc.	11,436	503,870
Envista Holdings Corp. (a)	8,346	176,017
Globus Medical, Inc. (a)	3,878	185,019
Haemonetics Corp. (a)	175	15,673
Hill-Rom Holdings, Inc.	3,079	338,013
Hologic, Inc. (a)	4,052	230,964
ICU Medical, Inc. (a)	744	137,127
Integra LifeSciences Holdings Corp. (a)	3,731	175,320
STERIS PLC	4,165	639,078
Tandem Diabetes Care, Inc. (a)	334	33,039
Teleflex, Inc.	901	327,946
The Cooper Companies, Inc.	2,239	635,070
Varian Medical Systems, Inc. (a)	4,148	508,213
Zimmer Biomet Holdings, Inc.	10,842	1,294,101
		5,199,450
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)	4,597	115,477
AmerisourceBergen Corp.	3,963	399,352
DaVita HealthCare Partners, Inc. (a)	3,613	285,933
Encompass Health Corp.	2,793	172,970
Henry Schein, Inc. (a)	7,457	435,414
Laboratory Corp. of America Holdings (a)	4,795	796,497
McKesson Corp.	2,155	330,620
Molina Healthcare, Inc. (a)	1,009	179,582
Premier, Inc. (a)	3,217	110,279
Quest Diagnostics, Inc.	6,994	797,036
Universal Health Services, Inc. Class B	3,852	357,812
		3,980,972
Health Care Technology - 0.0%
Change Healthcare, Inc.	3,362	37,654
Teladoc Health, Inc. (a)	372	70,992
		108,646
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	14,799	1,307,788
Bio-Rad Laboratories, Inc. Class A (a)	1,105	498,896
Bio-Techne Corp.	119	31,424
Bruker Corp.	3,105	126,311
Charles River Laboratories International, Inc. (a)	292	50,910
IQVIA Holdings, Inc. (a)	6,179	876,677
Mettler-Toledo International, Inc. (a)	74	59,611
PerkinElmer, Inc.	4,693	460,336
PPD, Inc.	498	13,346
PRA Health Sciences, Inc. (a)	492	47,867
QIAGEN NV (a)	11,762	503,531
Syneos Health, Inc. (a)	2,922	170,207
Waters Corp. (a)	2,963	534,525
		4,681,429
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	8,032	588,746
Elanco Animal Health, Inc. (a)	20,910	448,520
Horizon Therapeutics PLC (a)	713	39,629
Jazz Pharmaceuticals PLC (a)	2,828	312,042
Mylan NV (a)	26,972	433,710
Nektar Therapeutics (a)(b)	9,066	209,969
Perrigo Co. PLC	7,145	394,904
Reata Pharmaceuticals, Inc. (a)	131	20,439
		2,447,959

TOTAL HEALTH CARE		18,938,806

INDUSTRIALS - 16.3%
Aerospace & Defense - 1.4%
BWX Technologies, Inc.	1,793	101,556
Curtiss-Wright Corp.	2,179	194,541
HEICO Corp.	622	61,982
HEICO Corp. Class A	601	48,825
Hexcel Corp.	4,365	197,385
Howmet Aerospace, Inc.	20,668	327,588
Huntington Ingalls Industries, Inc.	1,876	327,343
Mercury Systems, Inc. (a)	536	42,162
Spirit AeroSystems Holdings, Inc. Class A	5,487	131,359
Teledyne Technologies, Inc. (a)	1,899	590,494
Textron, Inc.	11,922	392,353
TransDigm Group, Inc.	2,127	940,240
		3,355,828
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	5,843	461,948
Expeditors International of Washington, Inc.	3,357	255,266
XPO Logistics, Inc. (a)	4,514	348,707
		1,065,921
Airlines - 1.3%
Alaska Air Group, Inc.	6,276	227,568
American Airlines Group, Inc. (b)	25,846	337,807
Copa Holdings SA Class A	1,640	82,918
Delta Air Lines, Inc.	33,366	935,916
JetBlue Airways Corp. (a)	14,099	153,679
Southwest Airlines Co.	30,845	1,054,282
United Airlines Holdings, Inc. (a)	15,182	525,449
		3,317,619
Building Products - 2.3%
A.O. Smith Corp.	6,942	327,107
Allegion PLC	1,687	172,445
Armstrong World Industries, Inc.	1,570	122,397
Carrier Global Corp.	29,133	647,335
Fortune Brands Home & Security, Inc.	7,205	460,616
Johnson Controls International PLC	38,984	1,330,914
Lennox International, Inc.	1,808	421,246
Masco Corp.	13,750	690,388
Owens Corning	5,594	311,921
Trane Technologies PLC	12,502	1,112,428
		5,596,797
Commercial Services & Supplies - 0.8%
ADT, Inc. (b)	5,861	46,771
Cintas Corp.	526	140,105
Clean Harbors, Inc. (a)	2,692	161,466
IAA Spinco, Inc. (a)	5,353	206,465
MSA Safety, Inc.	1,481	169,486
Republic Services, Inc.	10,979	900,827
Rollins, Inc.	967	40,991
Stericycle, Inc. (a)	4,780	267,584
		1,933,695
Construction & Engineering - 0.5%
AECOM (a)	7,995	300,452
Jacobs Engineering Group, Inc.	6,551	555,525
Quanta Services, Inc.	5,707	223,886
Valmont Industries, Inc.	1,096	124,528
		1,204,391
Electrical Equipment - 1.2%
Acuity Brands, Inc.	2,057	196,937
AMETEK, Inc.	11,994	1,071,904
Generac Holdings, Inc. (a)	282	34,384
GrafTech International Ltd. (b)	3,541	28,257
Hubbell, Inc. Class B	2,825	354,142
nVent Electric PLC	8,129	152,256
Regal Beloit Corp.	2,119	185,031
Rockwell Automation, Inc.	3,118	664,134
Sensata Technologies, Inc. PLC (a)	8,071	300,483
		2,987,528
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	2,827	338,307
Machinery - 5.5%
AGCO Corp.	3,230	179,136
Allison Transmission Holdings, Inc.	2,072	76,208
Colfax Corp. (a)(b)	5,186	144,689
Crane Co.	2,546	151,385
Cummins, Inc.	7,715	1,336,701
Donaldson Co., Inc.	5,955	277,027
Dover Corp.	7,518	725,938
Flowserve Corp.	6,806	194,107
Fortive Corp.	15,566	1,053,196
Gates Industrial Corp. PLC (a)	2,335	24,004
Graco, Inc.	4,315	207,077
IDEX Corp.	3,940	622,678
Ingersoll Rand, Inc. (a)	18,131	509,844
ITT, Inc.	4,522	265,622
Lincoln Electric Holdings, Inc. (b)	1,713	144,303
Middleby Corp. (a)	2,881	227,426
Nordson Corp.	550	104,341
Oshkosh Corp.	3,542	253,678
Otis Worldwide Corp.	21,358	1,214,416
PACCAR, Inc.	17,752	1,328,737
Parker Hannifin Corp.	6,701	1,228,092
Pentair PLC	8,634	328,006
Snap-On, Inc.	2,814	389,767
Stanley Black & Decker, Inc.	8,070	1,124,797
Timken Co.	3,315	150,799
Toro Co.	552	36,620
Trinity Industries, Inc. (b)	4,751	101,149
Westinghouse Air Brake Co.	9,469	545,130
Woodward, Inc.	2,910	225,671
Xylem, Inc.	9,358	607,896
		13,778,440
Marine - 0.1%
Kirby Corp. (a)	3,116	166,893
Professional Services - 0.9%
CoreLogic, Inc.	3,930	264,175
Equifax, Inc.	1,633	280,680
FTI Consulting, Inc. (a)	1,911	218,905
IHS Markit Ltd.	9,451	713,551
Manpower, Inc.	3,028	208,175
Nielsen Holdings PLC	18,642	277,020
Robert Half International, Inc.	5,835	308,263
TransUnion Holding Co., Inc.	884	76,943
		2,347,712
Road & Rail - 0.9%
AMERCO	466	140,821
J.B. Hunt Transport Services, Inc.	3,202	385,329
Kansas City Southern	4,962	740,777
Knight-Swift Transportation Holdings, Inc. Class A (b)	6,539	272,742
Landstar System, Inc.	373	41,892
Lyft, Inc. (a)	12,472	411,701
Old Dominion Freight Lines, Inc.	705	119,561
Ryder System, Inc.	2,740	102,777
Schneider National, Inc. Class B	3,086	76,132
		2,291,732
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	5,572	163,204
Fastenal Co.	5,664	242,646
HD Supply Holdings, Inc. (a)	8,417	291,649
MSC Industrial Direct Co., Inc. Class A	2,337	170,157
United Rentals, Inc. (a)	3,768	561,583
Univar, Inc. (a)	8,723	147,070
W.W. Grainger, Inc.	619	194,465
Watsco, Inc.	1,704	302,801
		2,073,575
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	3,842	117,911

TOTAL INDUSTRIALS		40,576,349

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	546	114,676
Ciena Corp. (a)	7,996	433,063
CommScope Holding Co., Inc. (a)	9,488	79,035
EchoStar Holding Corp. Class A (a)	2,514	70,291
F5 Networks, Inc. (a)	3,188	444,662
Juniper Networks, Inc.	17,197	393,123
Lumentum Holdings, Inc. (a)	3,495	284,598
Motorola Solutions, Inc.	7,992	1,119,919
Ubiquiti, Inc.	83	14,488
ViaSat, Inc. (a)	3,013	115,609
		3,069,464
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	6,148	589,040
Arrow Electronics, Inc. (a)	4,078	280,118
Avnet, Inc.	5,120	142,771
Coherent, Inc. (a)	220	28,816
Corning, Inc.	39,239	1,016,290
Dolby Laboratories, Inc. Class A	2,905	191,352
FLIR Systems, Inc.	6,823	276,809
IPG Photonics Corp. (a)	1,735	278,277
Jabil, Inc.	6,225	199,698
Keysight Technologies, Inc. (a)	6,500	655,070
Littelfuse, Inc.	1,231	210,046
National Instruments Corp.	6,738	260,828
SYNNEX Corp.	2,173	260,260
Trimble, Inc. (a)	13,046	563,457
Zebra Technologies Corp. Class A (a)	236	60,404
		5,013,236
IT Services - 1.7%
Akamai Technologies, Inc. (a)	1,472	157,636
Alliance Data Systems Corp.	2,448	110,454
Amdocs Ltd.	6,935	422,203
CACI International, Inc. Class A (a)	1,090	236,399
DXC Technology Co.	13,265	218,873
Euronet Worldwide, Inc. (a)	2,629	251,911
Genpact Ltd.	5,994	218,901
Jack Henry & Associates, Inc.	865	159,186
Leidos Holdings, Inc.	6,356	595,367
Paychex, Inc.	3,524	266,943
Sabre Corp.	14,427	116,282
Science Applications International Corp.	2,643	205,308
The Western Union Co.	17,292	373,853
Twilio, Inc. Class A (a)	1,130	247,945
VeriSign, Inc. (a)	2,176	450,062
WEX, Inc. (a)	2,070	341,571
		4,372,894
Semiconductors & Semiconductor Equipment - 2.1%
Cirrus Logic, Inc. (a)	3,056	188,800
Cree, Inc. (a)	5,662	335,134
Entegris, Inc.	450	26,573
First Solar, Inc. (a)(b)	4,349	215,276
Marvell Technology Group Ltd.	34,501	1,209,605
Maxim Integrated Products, Inc.	9,277	562,279
Microchip Technology, Inc.	3,072	323,512
MKS Instruments, Inc.	706	79,947
ON Semiconductor Corp. (a)	21,227	420,719
Qorvo, Inc. (a)	6,045	668,154
Skyworks Solutions, Inc.	8,728	1,115,962
		5,145,961
Software - 1.3%
2U, Inc. (a)(b)	2,162	82,070
Aspen Technology, Inc. (a)	240	24,866
CDK Global, Inc.	5,561	230,337
Ceridian HCM Holding, Inc. (a)	1,650	130,796
Citrix Systems, Inc.	4,695	694,437
Crowdstrike Holdings, Inc.	1,654	165,880
FireEye, Inc. (a)	8,879	108,102
Guidewire Software, Inc. (a)	3,520	390,192
LogMeIn, Inc.	2,323	196,921
Manhattan Associates, Inc. (a)	357	33,629
Nuance Communications, Inc. (a)	14,712	372,287
Pegasystems, Inc.	210	21,246
RealPage, Inc. (a)	577	37,511
SolarWinds, Inc. (a)(b)	2,434	43,009
SS&C Technologies Holdings, Inc.	9,298	525,151
Synopsys, Inc. (a)	565	110,175
Teradata Corp. (a)	1,339	27,851
		3,194,460
Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co.	67,500	656,775
HP, Inc.	74,907	1,305,629
NCR Corp. (a)	6,651	115,195
NetApp, Inc.	5,304	235,338
Pure Storage, Inc. Class A (a)	5,398	93,547
Western Digital Corp.	15,698	693,067
Xerox Holdings Corp.	9,464	144,705
		3,244,256

TOTAL INFORMATION TECHNOLOGY		24,040,271

MATERIALS - 6.6%
Chemicals - 3.2%
Albemarle Corp. U.S.	5,522	426,354
Ashland Global Holdings, Inc.	2,892	199,837
Axalta Coating Systems Ltd. (a)	11,014	248,366
Cabot Corp.	2,910	107,816
Celanese Corp. Class A	6,163	532,113
CF Industries Holdings, Inc.	11,168	314,268
Corteva, Inc.	39,261	1,051,802
Eastman Chemical Co.	7,095	494,096
Element Solutions, Inc. (a)	11,354	123,191
FMC Corp.	5,440	541,933
Huntsman Corp.	10,477	188,272
International Flavors & Fragrances, Inc. (b)	5,597	685,409
LyondellBasell Industries NV Class A	13,420	881,962
NewMarket Corp.	61	24,429
Olin Corp.	7,462	85,738
PPG Industries, Inc.	12,346	1,309,417
RPM International, Inc.	1,096	82,266
The Chemours Co. LLC	8,546	131,181
The Mosaic Co.	18,069	226,043
The Scotts Miracle-Gro Co. Class A	134	18,019
Valvoline, Inc.	9,690	187,308
W.R. Grace & Co.	1,886	95,828
Westlake Chemical Corp. (b)	1,773	95,121
		8,050,769
Construction Materials - 0.7%
Eagle Materials, Inc.	2,158	151,535
Martin Marietta Materials, Inc.	3,252	671,766
Vulcan Materials Co.	6,915	801,103
		1,624,404
Containers & Packaging - 1.8%
Amcor PLC	71,361	728,596
Aptargroup, Inc.	3,358	376,029
Ardagh Group SA	963	12,432
Avery Dennison Corp.	2,560	292,070
Ball Corp.	1,067	74,146
Berry Global Group, Inc. (a)	4,586	203,252
Crown Holdings, Inc. (a)	6,084	396,251
Graphic Packaging Holding Co.	11,377	159,164
International Paper Co.	20,579	724,587
Packaging Corp. of America	4,901	489,120
Sealed Air Corp.	8,129	267,038
Silgan Holdings, Inc.	4,111	133,155
Sonoco Products Co.	5,238	273,895
WestRock Co.	13,428	379,475
		4,509,210
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	75,891	878,059
Nucor Corp.	15,766	652,870
Reliance Steel & Aluminum Co.	3,317	314,883
Royal Gold, Inc.	974	121,088
Steel Dynamics, Inc.	10,602	276,606
		2,243,506

TOTAL MATERIALS		16,427,889

REAL ESTATE - 10.9%
Equity Real Estate Investment Trusts (REITs) - 10.4%
Alexandria Real Estate Equities, Inc.	6,553	1,063,224
American Campus Communities, Inc.	7,160	250,314
American Homes 4 Rent Class A	13,577	365,221
Americold Realty Trust	9,439	342,636
Apartment Investment & Management Co. Class A	7,745	291,522
Apple Hospitality (REIT), Inc.	10,967	105,941
AvalonBay Communities, Inc.	7,364	1,138,769
Boston Properties, Inc.	8,139	735,603
Brandywine Realty Trust (SBI)	8,822	96,072
Brixmor Property Group, Inc.	15,503	198,748
Camden Property Trust (SBI)	4,933	449,988
CoreSite Realty Corp.	686	83,047
Corporate Office Properties Trust (SBI)	5,872	148,796
Cousins Properties, Inc.	7,743	230,974
CubeSmart	10,103	272,680
CyrusOne, Inc.	6,014	437,519
Douglas Emmett, Inc.	8,704	266,865
Duke Realty Corp.	19,278	682,248
Empire State Realty Trust, Inc.	7,663	53,641
EPR Properties	4,078	135,104
Equity Commonwealth	6,102	196,484
Equity Lifestyle Properties, Inc.	5,366	335,268
Equity Residential (SBI)	19,235	1,131,403
Essex Property Trust, Inc.	3,412	781,928
Extra Space Storage, Inc.	1,953	180,399
Federal Realty Investment Trust (SBI)	3,936	335,387
First Industrial Realty Trust, Inc.	6,605	253,896
Gaming & Leisure Properties	10,737	371,500
Healthcare Trust of America, Inc.	11,372	301,585
Healthpeak Properties, Inc.	28,219	777,716
Highwoods Properties, Inc. (SBI)	5,382	200,910
Host Hotels & Resorts, Inc.	36,577	394,666
Hudson Pacific Properties, Inc.	7,857	197,682
Invitation Homes, Inc.	28,474	783,889
Iron Mountain, Inc.	6,197	161,742
JBG SMITH Properties	6,368	188,302
Kilroy Realty Corp.	6,010	352,787
Kimco Realty Corp.	21,614	277,524
Lamar Advertising Co. Class A	4,496	300,153
Life Storage, Inc.	2,439	231,583
Medical Properties Trust, Inc.	27,208	511,510
Mid-America Apartment Communities, Inc.	5,959	683,319
National Retail Properties, Inc.	8,958	317,830
Omega Healthcare Investors, Inc.	11,770	349,922
Outfront Media, Inc.	7,520	106,558
Paramount Group, Inc.	9,906	76,375
Park Hotels & Resorts, Inc.	12,528	123,902
Rayonier, Inc.	7,137	176,926
Realty Income Corp.	17,999	1,070,941
Regency Centers Corp.	8,814	404,474
Rexford Industrial Realty, Inc.	6,072	251,563
Simon Property Group, Inc.	3,392	231,945
SL Green Realty Corp.	4,046	199,427
Spirit Realty Capital, Inc.	5,383	187,651
Store Capital Corp.	11,759	279,982
Sun Communities, Inc.	5,057	686,134
Taubman Centers, Inc.	3,141	118,604
UDR, Inc.	15,322	572,736
Ventas, Inc.	19,531	715,225
VEREIT, Inc.	56,501	363,301
VICI Properties, Inc.	24,562	495,907
Vornado Realty Trust	9,180	350,768
Weingarten Realty Investors (SBI)	6,349	120,187
Welltower, Inc.	21,884	1,132,497
Weyerhaeuser Co.	39,094	878,051
WP Carey, Inc.	8,951	605,535
		26,114,986
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	17,455	789,315
Howard Hughes Corp. (a)	2,039	105,926
Jones Lang LaSalle, Inc.	2,694	278,721
		1,173,962

TOTAL REAL ESTATE		27,288,948

UTILITIES - 9.0%
Electric Utilities - 4.2%
Alliant Energy Corp.	13,069	625,221
Avangrid, Inc. (b)	2,963	124,387
Edison International	18,718	1,016,575
Entergy Corp.	10,513	986,225
Evergy, Inc.	11,845	702,290
Eversource Energy	17,644	1,469,216
FirstEnergy Corp.	28,368	1,100,111
Hawaiian Electric Industries, Inc.	5,596	201,792
IDACORP, Inc.	2,634	230,133
NRG Energy, Inc.	8,310	270,574
OGE Energy Corp.	10,452	317,323
PG&E Corp. (a)	27,733	245,992
Pinnacle West Capital Corp.	5,887	431,458
PPL Corp.	40,329	1,042,101
Xcel Energy, Inc.	27,509	1,719,300
		10,482,698
Gas Utilities - 0.5%
Atmos Energy Corp.	6,338	631,138
National Fuel Gas Co.	4,326	181,389
UGI Corp.	10,877	345,889
		1,158,416
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	34,590	501,209
Vistra Energy Corp.	25,520	475,182
		976,391
Multi-Utilities - 3.2%
Ameren Corp.	12,884	906,518
CenterPoint Energy, Inc.	26,353	492,011
CMS Energy Corp.	14,947	873,204
Consolidated Edison, Inc.	17,534	1,261,221
DTE Energy Co.	10,053	1,080,698
MDU Resources Group, Inc.	10,429	231,315
NiSource, Inc.	20,017	455,187
Public Service Enterprise Group, Inc.	26,442	1,299,889
WEC Energy Group, Inc.	16,531	1,448,942
		8,048,985
Water Utilities - 0.7%
American Water Works Co., Inc.	9,482	1,219,954
Essential Utilities, Inc.	11,699	494,166
		1,714,120

TOTAL UTILITIES		22,380,610

TOTAL COMMON STOCKS
(Cost $240,313,366)		246,661,823

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.12% (c)	1,725,239	1,725,584
Fidelity Securities Lending Cash Central Fund 0.12% (c)(d)	5,487,401	5,487,950
TOTAL MONEY MARKET FUNDS
(Cost $7,213,534)		7,213,534
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $247,526,900)		253,875,357
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(4,131,806)
NET ASSETS - 100%		$249,743,551

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	16	Sept. 2020	$2,846,560	$49,052	$49,052

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $472,739.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,228
Fidelity Securities Lending Cash Central Fund	10,227
Total	$18,455

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$9,247,408	$9,247,408	$--	$--
Consumer Discretionary	27,729,831	27,729,831	--	--
Consumer Staples	11,102,206	11,102,206	--	--
Energy	10,756,716	10,756,716	--	--
Financials	38,172,789	38,172,789	--	--
Health Care	18,938,806	18,938,806	--	--
Industrials	40,576,349	40,576,349	--	--
Information Technology	24,040,271	24,040,271	--	--
Materials	16,427,889	16,427,889	--	--
Real Estate	27,288,948	27,288,948	--	--
Utilities	22,380,610	22,380,610	--	--
Money Market Funds	7,213,534	7,213,534	--	--
Total Investments in Securities:	$253,875,357	$253,875,357	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$49,052	$49,052	$--	$--
Total Assets	$49,052	$49,052	$--	$--
Total Derivative Instruments:	$49,052	$49,052	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$49,052	$0
Total Equity Risk	49,052	0
Total Value of Derivatives	$49,052	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Value Index Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020
Assets
Investment in securities, at value (including securities loaned of $5,394,413) — See accompanying schedule: Unaffiliated issuers (cost $240,313,366)	$246,661,823
Fidelity Central Funds (cost $7,213,534)	7,213,534
Total Investment in Securities (cost $247,526,900)		$253,875,357
Segregated cash with brokers for derivative instruments		180,000
Receivable for investments sold		896,324
Receivable for fund shares sold		764,126
Dividends receivable		438,304
Distributions receivable from Fidelity Central Funds		7,552
Receivable for daily variation margin on futures contracts		30,613
Other receivables		75
Total assets		256,192,351
Liabilities
Payable to custodian bank	$781,967
Payable for investments purchased	109,011
Payable for fund shares redeemed	60,079
Accrued management fee	9,793
Collateral on securities loaned	5,487,950
Total liabilities		6,448,800
Net Assets		$249,743,551
Net Assets consist of:
Paid in capital		$253,046,731
Total accumulated earnings (loss)		(3,303,180)
Net Assets		$249,743,551
Net Asset Value, offering price and redemption price per share ($249,743,551 ÷ 14,383,368 shares)		$17.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period July 11, 2019 (commencement of operations) to June 30, 2020
Investment Income
Dividends		$1,684,702
Income from Fidelity Central Funds (including $10,227 from security lending)		18,455
Total income		1,703,157
Expenses
Management fee	$29,605
Independent trustees' fees and expenses	118
Commitment fees	3
Total expenses before reductions	29,726
Expense reductions	(20)
Total expenses after reductions		29,706
Net investment income (loss)		1,673,451
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,253,391)
Fidelity Central Funds	(1,148)
Futures contracts	(996,773)
Total net realized gain (loss)		(11,251,312)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,348,457
Futures contracts	49,052
Total change in net unrealized appreciation (depreciation)		6,397,509
Net gain (loss)		(4,853,803)
Net increase (decrease) in net assets resulting from operations		$(3,180,352)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,673,451
Net realized gain (loss)	(11,251,312)
Change in net unrealized appreciation (depreciation)	6,397,509
Net increase (decrease) in net assets resulting from operations	(3,180,352)
Distributions to shareholders	(122,834)
Share transactions
Proceeds from sales of shares	271,721,201
Reinvestment of distributions	69,623
Cost of shares redeemed	(18,744,087)
Net increase (decrease) in net assets resulting from share transactions	253,046,737
Total increase (decrease) in net assets	249,743,551
Net Assets
Beginning of period	–
End of period	$249,743,551
Other Information
Shares
Sold	15,531,979
Issued in reinvestment of distributions	3,291
Redeemed	(1,151,902)
Net increase (decrease)	14,383,368

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value Index Fund

Years ended June 30,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	.46
Net realized and unrealized gain (loss)	(2.97)
Total from investment operations	(2.51)
Distributions from net investment income	(.13)
Total distributions	(.13)
Net asset value, end of period	$17.36
Total ReturnC,D	(12.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G
Expenses net of fee waivers, if any	.05%G
Expenses net of all reductions	.05%G
Net investment income (loss)	2.82%G
Supplemental Data
Net assets, end of period (000 omitted)	$249,744
Portfolio turnover rateH	89%G

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Growth Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Small Cap Growth Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Growth Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Growth Index performed over the same period.

Period Ending Values
$10,359	Fidelity® Small Cap Growth Index Fund
$10,369	Russell 2000® Growth Index

Fidelity® Small Cap Growth Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.51% for the 12 months ending June 30, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June, the index gained 2% amid progress on potential treatments and signs of an early recovery in economic activity. Info tech (+36%) led by a wide margin, riding secular-growth trends. Consumer discretionary (+13%) also stood out, driven by retailing (+28%). In contrast, energy (-36%) fell hard along with the price of crude oil, while financials (-14%) struggled due to sharply lower interest rates.

Comments from the Geode Capital Management, LLC, passive equity index team:  From the fund's inception date of July 11, 2019, to June 30, 2020, the fund gained 3.59%, compared with an increase of 3.69% for the benchmark Russell 2000® Growth Index. Many companies experienced a substantial drawdown in their share price in February and March 2020 as the coronavirus's spread led to a global economic shutdown, only to experience a strong bounce back in the year's second quarter. Teladoc Health (+171%), a provider of virtual health care services, gained as investors anticipated increased demand for remote doctor visits amid the COVID-19 crisis. Quidel (+281%), a provider of rapid testing for various diseases, gained sharply after the U.S. Food and Drug Administration granted the company emergency-use authorization for its rapid point-of-care COVID-19 tests. Another contributor was Immunomedics (+150%), whose promising breast cancer drug received early regulatory approval. Trex Company (+83%), a maker of wood-alternative decking materials, saw its shares gain after the company reported better-than-anticipated financial results. Other notable contributors included Five9 (+108%), an operator of cloud-based contact-centers, and Generac Holdings (+71%), a maker of power-generation equipment. In contrast, the biggest individual detractor was Insperity (-50%), a provider of human resources services. Among its challenges during the 12 months, Insperity repeatedly reported disappointing quarterly financial results. Several companies with exposure to the travel industry significantly detracted, as stocks such as Spirit Airlines (-68%) and Ryman Hospitality Properties (-53%), an owner of lodging and entertainment properties, saw big declines as travel dried up with the spread of the coronavirus. Also detracting was private security company Brinks (-47%) and specialty chemicals manufacturer Ingevity (-48%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Growth Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Deckers Outdoor Corp.	0.6
LHC Group, Inc.	0.6
BJ's Wholesale Club Holdings, Inc.	0.6
Churchill Downs, Inc.	0.6
Helen of Troy Ltd.	0.5
SiteOne Landscape Supply, Inc.	0.5
Ultragenyx Pharmaceutical, Inc.	0.5
EastGroup Properties, Inc.	0.5
Silicon Laboratories, Inc.	0.5
Arrowhead Pharmaceuticals, Inc.	0.5
5.4

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Health Care	34.2
Information Technology	21.1
Industrials	13.0
Consumer Discretionary	12.6
Financials	4.3

Asset Allocation (% of fund's net assets)

As of June 30, 2020 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.9%

Fidelity® Small Cap Growth Index Fund

Schedule of Investments June 30, 2020

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.1%
ATN International, Inc.	34	$2,059
Bandwidth, Inc. (a)(b)	1,143	145,161
Cincinnati Bell, Inc. (a)	946	14,048
Cogent Communications Group, Inc.	2,531	195,798
Consolidated Communications Holdings, Inc. (a)	414	2,803
IDT Corp. Class B (a)	689	4,499
Iridium Communications, Inc. (a)	4,507	114,658
Ooma, Inc. (a)(b)	1,236	20,369
ORBCOMM, Inc. (a)	610	2,349
PDVWireless, Inc. (a)	786	35,637
Vonage Holdings Corp. (a)	7,764	78,106
		615,487
Entertainment - 0.1%
Glu Mobile, Inc. (a)	7,744	71,787
LiveXLive Media, Inc. (a)	239	865
Rosetta Stone, Inc. (a)	192	3,237
		75,889
Interactive Media & Services - 0.5%
CarGurus, Inc. Class A (a)	5,166	130,958
Eventbrite, Inc. (a)	3,744	32,086
EverQuote, Inc. Class A (a)	843	49,029
MeetMe, Inc. (a)	4,062	25,347
QuinStreet, Inc. (a)	927	9,696
Yelp, Inc. (a)	778	17,995
		265,111
Media - 0.5%
AMC Networks, Inc. Class A (a)	920	21,519
Cardlytics, Inc. (a)	1,542	107,909
Central European Media Enterprises Ltd. Class A (a)	2,537	8,981
Daily Journal Corp. (a)	52	14,040
Gray Television, Inc. (a)	1,605	22,390
Liberty Media Corp.:
Liberty Braves Class A (a)	438	8,795
Liberty Braves Class C (a)	1,206	23,806
Loral Space & Communications Ltd.	164	3,201
Meredith Corp. (b)	1,186	17,256
TechTarget, Inc. (a)	1,373	41,231
WideOpenWest, Inc. (a)	1,527	8,047
		277,175
Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc. (a)	2,588	34,472
Gogo, Inc. (a)(b)	3,251	10,273
Shenandoah Telecommunications Co.	2,870	141,462
		186,207

TOTAL COMMUNICATION SERVICES		1,419,869

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.3%
Dorman Products, Inc. (a)	1,584	106,239
Fox Factory Holding Corp. (a)	2,297	189,755
Gentherm, Inc. (a)	1,935	75,272
LCI Industries	1,467	168,676
Motorcar Parts of America, Inc. (a)	138	2,438
Standard Motor Products, Inc.	216	8,899
Visteon Corp. (a)	1,651	113,094
XPEL, Inc. (a)	979	15,312
		679,685
Automobiles - 0.2%
Winnebago Industries, Inc.	1,860	123,913
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,486	62,038
Diversified Consumer Services - 0.6%
Aspen Group, Inc. (a)	1,094	9,901
Career Education Corp. (a)	4,128	65,759
Collectors Universe, Inc.	488	16,729
Franchise Group, Inc.	126	2,757
Strategic Education, Inc.	1,311	201,435
Universal Technical Institute, Inc. (a)	1,601	11,127
Vivint Smart Home, Inc. Class A (a)	869	15,060
Weight Watchers International, Inc. (a)	667	16,928
		339,696
Hotels, Restaurants & Leisure - 3.4%
Accel Entertainment, Inc. (a)	2,503	24,104
Bloomin' Brands, Inc. (b)	5,235	55,805
Brinker International, Inc.	1,750	42,000
Churchill Downs, Inc.	2,265	301,585
Cracker Barrel Old Country Store, Inc.	610	67,655
Dave & Buster's Entertainment, Inc. (b)	1,002	13,357
Denny's Corp. (a)	2,098	21,190
Dine Brands Global, Inc.	63	2,652
El Pollo Loco Holdings, Inc. (a)	75	1,107
Eldorado Resorts, Inc. (a)(b)	4,763	190,806
Everi Holdings, Inc. (a)	1,714	8,844
GAN Ltd.	350	8,908
Golden Entertainment, Inc. (a)	444	3,960
Hilton Grand Vacations, Inc. (a)	5,081	99,334
Jack in the Box, Inc.	148	10,965
Lindblad Expeditions Holdings (a)	1,524	11,765
Marriott Vacations Worldwide Corp.	311	25,567
Monarch Casino & Resort, Inc. (a)	534	18,199
Noodles & Co. (a)(b)	909	5,499
Papa John's International, Inc.	1,641	130,312
Penn National Gaming, Inc. (a)(b)	4,008	122,404
PlayAGS, Inc. (a)	417	1,409
Red Rock Resorts, Inc.	2,908	31,726
Ruth's Hospitality Group, Inc. (b)	1,597	13,032
Scientific Games Corp. Class A (a)(b)	2,486	38,434
SeaWorld Entertainment, Inc. (a)(b)	1,309	19,386
Shake Shack, Inc. Class A (a)(b)	2,095	110,993
Texas Roadhouse, Inc. Class A	3,917	205,917
Twin River Worldwide Holdings, Inc.	1,069	23,828
Wingstop, Inc.	1,766	245,421
		1,856,164
Household Durables - 2.3%
Casper Sleep, Inc. (b)	200	1,794
Cavco Industries, Inc. (a)	518	99,896
GoPro, Inc. Class A (a)	6,788	32,311
Hamilton Beach Brands Holding Co. Class A	134	1,595
Helen of Troy Ltd. (a)	1,508	284,348
Hooker Furniture Corp.	20	389
Installed Building Products, Inc. (a)	1,368	94,091
iRobot Corp. (a)(b)	1,647	138,183
KB Home	759	23,286
Legacy Housing Corp. (a)	127	1,806
LGI Homes, Inc. (a)	1,333	117,344
Lovesac (a)(b)	527	13,823
Meritage Homes Corp. (a)	116	8,830
Purple Innovation, Inc. (a)	845	15,210
Skyline Champion Corp. (a)	3,262	79,397
Sonos, Inc. (a)	4,744	69,405
Taylor Morrison Home Corp. (a)	766	14,776
TopBuild Corp. (a)	1,975	224,696
Universal Electronics, Inc. (a)	690	32,306
		1,253,486
Internet & Direct Marketing Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,466	29,349
Overstock.com, Inc. (a)(b)	1,973	56,092
PetMed Express, Inc. (b)	1,181	42,091
Quotient Technology, Inc. (a)	2,841	20,796
Shutterstock, Inc.	1,145	40,041
Stamps.com, Inc. (a)	986	181,118
Stitch Fix, Inc. (a)(b)	2,836	70,730
The RealReal, Inc. (b)	3,750	47,963
The Rubicon Project, Inc. (a)	3,397	22,658
U.S. Auto Parts Network, Inc. (a)	1,144	9,907
Waitr Holdings, Inc. (a)	4,489	11,806
		532,551
Leisure Products - 0.7%
Acushnet Holdings Corp.	462	16,073
Clarus Corp.	128	1,482
Johnson Outdoors, Inc. Class A (b)	166	15,109
Malibu Boats, Inc. Class A (a)	1,228	63,795
Marine Products Corp.	388	5,374
MCBC Holdings, Inc. (a)	1,093	20,822
Sturm, Ruger & Co., Inc.	884	67,184
YETI Holdings, Inc. (a)(b)	4,423	188,995
		378,834
Multiline Retail - 0.0%
Big Lots, Inc.	181	7,602
Specialty Retail - 2.0%
Aaron's, Inc. Class A	509	23,109
America's Car Mart, Inc. (a)	274	24,076
Asbury Automotive Group, Inc. (a)	442	34,180
Boot Barn Holdings, Inc. (a)(b)	1,545	33,310
Camping World Holdings, Inc. (b)	1,963	53,315
DGSE Companies, Inc. (a)	398	2,428
GrowGeneration Corp. (a)	1,715	11,731
Lithia Motors, Inc. Class A (sub. vtg.)	643	97,305
Lumber Liquidators Holdings, Inc. (a)	263	3,645
Monro, Inc. (b)	970	53,292
Murphy U.S.A., Inc. (a)	1,643	184,985
National Vision Holdings, Inc. (a)(b)	3,971	121,195
OneWater Marine, Inc. Class A	274	6,653
Rent-A-Center, Inc.	2,562	71,275
RH (a)(b)	997	248,153
Sleep Number Corp. (a)	612	25,484
Sportsman's Warehouse Holdings, Inc. (a)	2,584	36,822
The Children's Place Retail Stores, Inc.	586	21,928
Winmark Corp.	45	7,706
		1,060,592
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	3,979	146,507
Deckers Outdoor Corp. (a)	1,667	327,362
Steven Madden Ltd.	2,164	53,429
Superior Group of Companies, Inc.	189	2,533
		529,831

TOTAL CONSUMER DISCRETIONARY		6,824,392

CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Celsius Holdings, Inc. (a)(b)	2,040	24,011
Coca-Cola Bottling Co. Consolidated	280	64,173
Craft Brew Alliance, Inc. (a)	103	1,585
MGP Ingredients, Inc.	573	21,032
National Beverage Corp. (a)(b)	711	43,385
New Age Beverages Corp. (a)(b)	2,496	3,819
		158,005
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	8,161	304,160
Natural Grocers by Vitamin Cottage, Inc.	329	4,896
PriceSmart, Inc.	90	5,430
		314,486
Food Products - 1.5%
B&G Foods, Inc. Class A (b)	3,342	81,478
Bridgford Foods Corp. (a)	79	1,308
Cal-Maine Foods, Inc. (a)	623	27,711
Calavo Growers, Inc. (b)	985	61,966
Freshpet, Inc. (a)	2,312	193,422
Hostess Brands, Inc. Class A (a)	3,261	39,849
J&J Snack Foods Corp.	235	29,876
John B. Sanfilippo & Son, Inc.	518	44,201
Lancaster Colony Corp.	1,128	174,829
Limoneira Co.	252	3,651
Sanderson Farms, Inc.	932	108,009
Tootsie Roll Industries, Inc. (b)	792	27,142
		793,442
Household Products - 0.3%
Central Garden & Pet Co. (a)	200	7,198
Central Garden & Pet Co. Class A (non-vtg.) (a)	669	22,606
WD-40 Co. (b)	763	151,303
		181,107
Personal Products - 0.5%
elf Beauty, Inc. (a)	1,551	29,578
Inter Parfums, Inc.	1,067	51,376
LifeVantage Corp. (a)	815	11,019
MediFast, Inc. (b)	673	93,392
Revlon, Inc. (a)	27	267
USANA Health Sciences, Inc. (a)	694	50,960
Veru, Inc. (a)	2,925	9,770
		246,362
Tobacco - 0.0%
Turning Point Brands, Inc.	514	12,804
Vector Group Ltd.	909	9,145
		21,949

TOTAL CONSUMER STAPLES		1,715,351

ENERGY - 0.2%
Energy Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	153	1,007
Cactus, Inc.	1,318	27,190
DMC Global, Inc.	404	11,150
		39,347
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp.	287	1,246
Contango Oil & Gas Co. (a)	915	2,095
Dorian LPG Ltd. (a)	235	1,819
Goodrich Petroleum Corp. (a)	387	2,786
Magnolia Oil & Gas Corp. Class A (a)	6,768	41,014
Nextdecade Corp. (a)(b)	148	320
Uranium Energy Corp. (a)(b)	3,944	3,462
		52,742

TOTAL ENERGY		92,089

FINANCIALS - 4.3%
Banks - 0.8%
Bank First National Corp. (b)	343	21,986
Bank7 Corp.	97	1,053
BayCom Corp. (a)	227	2,931
Cambridge Bancorp	79	4,680
Century Bancorp, Inc. Class A (non-vtg.)	21	1,632
Coastal Financial Corp. of Washington (a)	56	813
Customers Bancorp, Inc. (a)	125	1,503
Esquire Financial Holdings, Inc. (a)	130	2,197
First Financial Bankshares, Inc.	7,647	220,922
First Foundation, Inc.	606	9,902
Franklin Financial Network, Inc.	40	1,030
Glacier Bancorp, Inc.	584	20,609
Hanmi Financial Corp.	126	1,223
Independent Bank Corp., Massachusetts	129	8,655
Investors Bancorp, Inc.	3,765	32,003
Lakeland Financial Corp.	82	3,820
Meridian Bank/Malvern, PA (a)	60	951
National Bank Holdings Corp.	413	11,151
Northeast Bank	52	913
People's Utah Bancorp	48	1,079
Reliant Bancorp, Inc.	70	1,140
ServisFirst Bancshares, Inc. (b)	2,123	75,918
Stock Yards Bancorp, Inc.	201	8,080
Unity Bancorp, Inc.	7	100
West Bancorp., Inc.	166	2,903
Westamerica Bancorp.	196	11,254
		448,448
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc.	1,353	43,973
Assetmark Financial Holdings, Inc. (a)	400	10,916
BrightSphere Investment Group, Inc.	3,719	46,339
Cohen & Steers, Inc.	1,455	99,013
Cowen Group, Inc. Class A	556	9,013
Federated Hermes, Inc. Class B (non-vtg.)	1,703	40,361
Focus Financial Partners, Inc. Class A (a)	1,888	62,398
GAMCO Investors, Inc. Class A	249	3,314
Greenhill & Co., Inc.	880	8,791
Hamilton Lane, Inc. Class A	1,313	88,457
Houlihan Lokey	2,631	146,389
INTL FCStone, Inc. (a)	70	3,850
Moelis & Co. Class A	3,147	98,061
PJT Partners, Inc.	1,404	72,081
Pzena Investment Management, Inc.	924	5,027
Siebert Financial Corp. (a)	693	3,507
Silvercrest Asset Management Group Class A	300	3,813
Value Line, Inc.	44	1,188
Virtus Investment Partners, Inc.	43	5,000
		751,491
Consumer Finance - 0.4%
Atlanticus Holdings Corp. (a)	299	3,092
CURO Group Holdings Corp.	1,074	8,775
First Cash Financial Services, Inc.	2,426	163,706
Green Dot Corp. Class A (a)	260	12,761
		188,334
Diversified Financial Services - 0.0%
GWG Holdings, Inc. (a)	187	1,434
Insurance - 1.6%
Benefytt Technologies, Inc. (a)(b)	620	12,685
BRP Group, Inc. (a)(b)	1,180	20,379
Crawford & Co. Class A	110	868
eHealth, Inc. (a)	1,521	149,423
Fednat Holding Co.	26	288
Global Indemnity Ltd.	70	1,676
Goosehead Insurance (a)	98	7,366
HCI Group, Inc.	68	3,140
Heritage Insurance Holdings, Inc.	118	1,545
Investors Title Co.	11	1,335
James River Group Holdings Ltd.	1,557	70,065
Kinsale Capital Group, Inc.	1,242	192,771
National General Holdings Corp.	1,941	41,945
Palomar Holdings, Inc. (a)	1,155	99,053
RLI Corp.	2,056	168,798
Trupanion, Inc. (a)(b)	1,776	75,817
Universal Insurance Holdings, Inc.	500	8,875
		856,029
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	224	6,375
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	285	6,293
Columbia Financial, Inc. (a)	764	10,662
Farmer Mac Class C (non-vtg.)	138	8,833
FS Bancorp, Inc.	25	964
Greene County Bancorp, Inc.	20	446
Hingham Institution for Savings	4	671
Kearny Financial Corp.	1,214	9,931
NMI Holdings, Inc. (a)	232	3,731
Pennymac Financial Services, Inc.	331	13,832
Walker & Dunlop, Inc.	163	8,282
Waterstone Financial, Inc.	93	1,379
		65,024

TOTAL FINANCIALS		2,317,135

HEALTH CARE - 34.2%
Biotechnology - 18.4%
89Bio, Inc. (a)(b)	182	3,627
Abeona Therapeutics, Inc. (a)	1,159	3,378
ADMA Biologics, Inc. (a)	3,334	9,769
Aduro Biotech, Inc. (a)	3,425	7,912
Adverum Biotechnologies, Inc. (a)	3,746	78,216
Aeglea BioTherapeutics, Inc. (a)	2,094	19,370
Affimed NV (a)	4,346	20,057
Agenus, Inc. (a)(b)	8,157	32,057
Aimmune Therapeutics, Inc. (a)(b)	2,796	46,721
Akebia Therapeutics, Inc. (a)	7,768	105,489
Akero Therapeutics, Inc. (a)	661	16,472
Albireo Pharma, Inc. (a)	548	14,517
Alector, Inc. (a)(b)	2,768	67,650
Allakos, Inc. (a)(b)	1,451	104,269
Allogene Therapeutics, Inc. (a)	2,893	123,878
Amicus Therapeutics, Inc. (a)	15,165	228,688
Anavex Life Sciences Corp. (a)(b)	3,013	14,824
Apellis Pharmaceuticals, Inc. (a)	3,578	116,857
Applied Therapeutics, Inc. (a)	783	28,305
Aprea Therapeutics, Inc.	424	16,443
Aravive, Inc. (a)	716	8,334
Arcturus Therapeutics Holdings, Inc. (a)	788	36,831
Arcus Biosciences, Inc. (a)	1,980	48,985
Arcutis Biotherapeutics, Inc. (a)(b)	554	16,753
Ardelyx, Inc. (a)	4,283	29,638
Arena Pharmaceuticals, Inc. (a)	272	17,122
Arrowhead Pharmaceuticals, Inc. (a)	5,983	258,406
Assembly Biosciences, Inc. (a)	947	22,084
Atara Biotherapeutics, Inc. (a)(b)	2,507	36,527
Athenex, Inc. (a)(b)	4,418	60,792
Athersys, Inc. (a)(b)	10,193	28,133
Atreca, Inc.	1,165	24,791
AVEO Pharmaceuticals, Inc. (a)	489	2,518
Avid Bioservices, Inc. (a)	3,008	19,748
AVROBIO, Inc. (a)	1,818	31,724
Axcella Health, Inc. (a)	621	3,434
Beam Therapeutics, Inc. (b)	721	20,188
BeyondSpring, Inc. (a)	747	11,265
BioCryst Pharmaceuticals, Inc. (a)	7,372	35,128
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	2,812	205,585
Biospecifics Technologies Corp. (a)	369	22,612
BioXcel Therapeutics, Inc. (a)	622	32,972
Black Diamond Therapeutics, Inc. (a)(b)	718	30,271
Blueprint Medicines Corp. (a)	3,233	252,174
BrainStorm Cell Therpeutic, Inc. (a)	1,575	17,656
Bridgebio Pharma, Inc. (b)	4,337	141,430
Calithera Biosciences, Inc. (a)	3,877	20,471
Calyxt, Inc. (a)(b)	656	3,234
CareDx, Inc. (a)	2,557	90,595
CASI Pharmaceuticals, Inc. (a)(b)	2,836	7,090
Castle Biosciences, Inc.	606	22,840
Catabasis Pharmaceuticals, Inc. (a)	782	5,028
Catalyst Pharmaceutical Partners, Inc. (a)	5,775	26,681
Cel-Sci Corp. (a)(b)	1,655	24,693
Cellular Biomedicine Group, Inc. (a)	473	7,081
Centogene NV (a)	241	5,514
Checkpoint Therapeutics, Inc. (a)(b)	2,469	4,889
ChemoCentryx, Inc. (a)	2,653	152,654
Cidara Therapeutics, Inc.(a)	1,563	5,767
Clovis Oncology, Inc. (a)(b)	4,261	28,762
CohBar, Inc. (a)	1,444	2,238
Coherus BioSciences, Inc. (a)(b)	3,479	62,135
Constellation Pharmaceuticals, Inc. (a)	1,623	48,771
ContraFect Corp. (a)	802	5,125
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	3,926	32,939
Cortexyme, Inc. (a)(b)	884	40,929
Crinetics Pharmaceuticals, Inc. (a)	1,593	27,909
Cue Biopharma, Inc. (a)	1,678	41,128
Cytokinetics, Inc. (a)	2,925	68,942
CytomX Therapeutics, Inc. (a)	2,677	22,299
Deciphera Pharmaceuticals, Inc. (a)	2,229	133,116
Denali Therapeutics, Inc. (a)(b)	3,751	90,699
DermTech, Inc. (a)	477	6,311
Dicerna Pharmaceuticals, Inc. (a)	3,889	98,781
Dyadic International, Inc. (a)	954	8,262
Dynavax Technologies Corp. (a)(b)	4,574	40,571
Eagle Pharmaceuticals, Inc. (a)	640	30,707
Editas Medicine, Inc. (a)(b)	3,315	98,058
Eidos Therapeutics, Inc. (a)(b)	640	30,509
Eiger Biopharmaceuticals, Inc. (a)	1,390	13,344
Emergent BioSolutions, Inc. (a)	2,662	210,511
Enanta Pharmaceuticals, Inc. (a)	99	4,971
Epizyme, Inc. (a)(b)	3,375	54,203
Esperion Therapeutics, Inc. (a)(b)	1,548	79,428
Evelo Biosciences, Inc. (a)(b)	839	4,111
Exicure, Inc. (a)	3,000	7,320
Fate Therapeutics, Inc. (a)	3,735	128,148
Fennec Pharmaceuticals, Inc. (a)	1,267	10,579
FibroGen, Inc. (a)	4,249	172,212
Flexion Therapeutics, Inc. (a)(b)	2,026	26,642
Fortress Biotech, Inc. (a)	3,411	9,141
Frequency Therapeutics, Inc. (b)	1,662	38,642
G1 Therapeutics, Inc. (a)(b)	942	22,853
Galectin Therapeutics, Inc. (a)(b)	2,299	7,035
Galera Therapeutics, Inc. (a)	518	3,699
Genprex, Inc. (a)	1,684	5,288
Gossamer Bio, Inc. (a)	1,228	15,964
Gritstone Oncology, Inc. (a)(b)	253	1,680
Halozyme Therapeutics, Inc. (a)	8,094	217,000
Harpoon Therapeutics, Inc. (a)	631	10,475
Heron Therapeutics, Inc. (a)	5,236	77,022
Homology Medicines, Inc. (a)	2,010	30,532
Hookipa Pharma, Inc. (a)(b)	690	8,018
iBio, Inc. (a)	2,482	5,510
Ideaya Biosciences, Inc. (a)	136	1,933
IGM Biosciences, Inc. (a)	417	30,441
Immunic, Inc. (a)	126	1,527
ImmunoGen, Inc. (a)	4,354	20,028
Immunovant, Inc. (a)	1,124	27,369
Inovio Pharmaceuticals, Inc. (a)(b)	8,575	231,096
Insmed, Inc. (a)	6,041	166,369
Intellia Therapeutics, Inc. (a)(b)	2,633	55,346
Intercept Pharmaceuticals, Inc. (a)(b)	1,551	74,308
Invitae Corp. (a)	6,883	208,486
Ironwood Pharmaceuticals, Inc. Class A (a)	9,514	98,184
Kadmon Holdings, Inc. (a)	9,683	49,577
Kalvista Pharmaceuticals, Inc. (a)	173	2,093
Karuna Therapeutics, Inc. (a)(b)	924	102,989
Karyopharm Therapeutics, Inc. (a)	4,198	79,510
Keros Therapeutics, Inc.	382	14,329
Kindred Biosciences, Inc. (a)	1,928	8,657
Kiniksa Pharmaceuticals Ltd. (a)(b)	1,028	26,193
Kodiak Sciences, Inc. (a)(b)	1,720	93,086
Krystal Biotech, Inc. (a)	702	29,077
Kura Oncology, Inc. (a)	3,182	51,867
La Jolla Pharmaceutical Co. (a)(b)	1,043	4,443
Lexicon Pharmaceuticals, Inc. (a)(b)	2,606	5,199
Ligand Pharmaceuticals, Inc. Class B (a)	861	96,303
LogicBio Therapeutics, Inc. (a)	710	6,007
Macrogenics, Inc. (a)	1,007	28,115
Madrigal Pharmaceuticals, Inc. (a)(b)	523	59,230
Magenta Therapeutics, Inc. (a)	826	6,203
MannKind Corp. (a)(b)	12,519	21,908
Marker Therapeutics, Inc. (a)(b)	1,472	3,047
MediciNova, Inc. (a)(b)	2,487	13,480
MEI Pharma, Inc. (a)	5,351	22,100
MeiraGTx Holdings PLC (a)	1,099	13,759
Mersana Therapeutics, Inc. (a)	2,742	64,163
Minerva Neurosciences, Inc. (a)(b)	1,957	7,065
Mirati Therapeutics, Inc. (a)	2,192	250,261
Mirum Pharmaceuticals, Inc. (a)(b)	124	2,413
Molecular Templates, Inc. (a)	1,420	19,582
Momenta Pharmaceuticals, Inc. (a)	6,590	219,249
Morphic Holding, Inc.	811	21,938
Mustang Bio, Inc. (a)	1,759	5,594
NantKwest, Inc. (a)	1,445	17,745
Natera, Inc. (a)	3,905	194,703
Neoleukin Therapeutics, Inc. (a)	1,746	28,984
Neubase Therapeutics, Inc. (a)	1,022	8,973
Neurobo Pharmaceuticals, Inc. (a)	256	2,061
NextCure, Inc. (a)(b)	903	19,360
Novavax, Inc. (a)(b)	939	78,266
Nymox Pharmaceutical Corp. (a)	2,021	7,175
OncoCyte Corp. (a)	2,572	4,913
Organogenesis Holdings, Inc. Class A (a)(b)	1,205	4,627
Orgenesis, Inc. (a)	225	1,368
ORIC Pharmaceuticals, Inc. (a)	478	16,123
Ovid Therapeutics, Inc. (a)	2,520	18,572
Oyster Point Pharma, Inc. (a)	293	8,462
Passage Bio, Inc. (a)	493	13,474
Pfenex, Inc. (a)	2,037	17,009
PhaseBio Pharmaceuticals, Inc. (a)(b)	923	4,246
Pieris Pharmaceuticals, Inc. (a)(b)	2,958	9,170
Portola Pharmaceuticals, Inc. (a)	4,693	84,427
Precigen, Inc. (a)(b)	3,112	15,529
Precision BioSciences, Inc. (a)(b)	2,547	21,217
Prevail Therapeutics, Inc. (b)	844	12,576
Principia Biopharma, Inc. (a)	1,603	95,843
Protagonist Therapeutics, Inc. (a)	1,333	23,541
Protara Therapeutics, Inc. (a)	119	3,489
PTC Therapeutics, Inc. (a)	3,688	187,129
Puma Biotechnology, Inc. (a)	1,805	18,826
Radius Health, Inc. (a)	2,689	36,651
RAPT Therapeutics, Inc. (a)	646	18,747
Recro Pharma, Inc. (a)	1,151	5,237
REGENXBIO, Inc. (a)	2,034	74,912
Replimune Group, Inc. (a)	1,011	25,123
Retrophin, Inc. (a)	2,492	50,862
Revolution Medicines, Inc.	865	27,308
Rhythm Pharmaceuticals, Inc. (a)	1,972	43,976
Rigel Pharmaceuticals, Inc. (a)	10,116	18,512
Rocket Pharmaceuticals, Inc. (a)(b)	2,050	42,907
Rubius Therapeutics, Inc. (a)(b)	373	2,231
Sangamo Therapeutics, Inc. (a)	6,897	61,797
Scholar Rock Holding Corp. (a)	1,343	24,456
Selecta Biosciences, Inc. (a)	1,887	5,359
Seres Therapeutics, Inc. (a)(b)	2,607	12,409
Soleno Therapeutics, Inc. (a)	1,719	3,816
Solid Biosciences, Inc. (a)(b)	122	357
Sorrento Therapeutics, Inc. (a)(b)	10,481	65,821
Spero Therapeutics, Inc. (a)	772	10,445
Springworks Therapeutics, Inc. (a)(b)	1,271	53,382
Stoke Therapeutics, Inc. (b)	742	17,682
Sutro Biopharma, Inc. (a)	852	6,612
Syndax Pharmaceuticals, Inc. (a)	1,593	23,608
Syros Pharmaceuticals, Inc. (a)	2,453	26,149
TCR2 Therapeutics, Inc. (a)	85	1,306
TG Therapeutics, Inc. (a)	4,917	95,783
Translate Bio, Inc. (a)(b)	3,032	54,333
Turning Point Therapeutics, Inc. (a)	1,546	99,856
Twist Bioscience Corp. (a)	1,788	80,996
Tyme, Inc. (a)(b)	3,913	5,204
Ultragenyx Pharmaceutical, Inc. (a)(b)	3,384	264,696
UNITY Biotechnology, Inc. (a)(b)	1,940	16,839
UroGen Pharma Ltd. (a)(b)	699	18,258
Vaxart, Inc. (a)	2,241	19,833
VBI Vaccines, Inc. (a)(b)	8,227	25,504
Veracyte, Inc. (a)	2,986	77,337
Verastem, Inc. (a)	4,019	6,913
Vericel Corp. (a)	2,376	32,836
Viela Bio, Inc. (b)	1,200	51,984
Viking Therapeutics, Inc. (a)(b)	336	2,423
Vir Biotechnology, Inc. (a)(b)	2,762	113,159
Voyager Therapeutics, Inc. (a)	1,540	19,435
vTv Therapeutics, Inc. Class A (a)	613	1,379
Xencor, Inc. (a)	3,122	101,122
XOMA Corp. (a)	294	5,809
Y-mAbs Therapeutics, Inc. (a)	1,782	76,982
Zentalis Pharmaceuticals, Inc.	568	27,275
ZIOPHARM Oncology, Inc. (a)(b)	8,467	27,772
		9,978,381
Health Care Equipment & Supplies - 6.2%
Accelerate Diagnostics, Inc. (a)(b)	1,805	27,364
Accuray, Inc. (a)	5,303	10,765
Alphatec Holdings, Inc. (a)	2,292	10,772
Antares Pharma, Inc. (a)	9,740	26,785
Aspira Women's Health, Inc. (a)	2,634	10,115
Atricure, Inc. (a)	2,326	104,554
Atrion Corp.	85	54,146
AxoGen, Inc. (a)	2,161	19,968
Axonics Modulation Technologies, Inc. (a)(b)	1,823	64,006
Bellerophon Therapeutics, Inc. (a)	211	2,648
Beyond Air, Inc. (a)	775	5,619
BioLife Solutions, Inc. (a)(b)	440	7,194
BioSig Technologies, Inc. (a)(b)	1,258	9,058
Bovie Medical Corp. (a)(b)	114	633
Cantel Medical Corp.	2,262	100,048
Cardiovascular Systems, Inc. (a)	2,066	65,182
Cerus Corp. (a)	9,715	64,119
Chembio Diagnostics, Inc. (a)	1,042	3,387
Co.-Diagnostics, Inc. (a)	1,530	29,606
CONMED Corp.	1,620	116,624
Cryolife, Inc. (a)	1,750	33,548
CryoPort, Inc. (a)(b)	2,014	60,924
Cutera, Inc. (a)	996	12,121
CytoSorbents Corp. (a)	2,037	20,166
Electromed, Inc. (a)	413	6,356
Genmark Diagnostics, Inc. (a)	4,062	59,752
Glaukos Corp. (a)(b)	2,519	96,780
Heska Corp. (a)	147	13,696
Inogen, Inc. (a)	729	25,894
Integer Holdings Corp. (a)	1,231	89,925
IRadimed Corp. (a)	343	7,961
iRhythm Technologies, Inc. (a)	1,614	187,046
Lantheus Holdings, Inc. (a)	3,986	57,000
Lantheus Holdings, Inc. rights (a)(c)	4,548	0
LeMaitre Vascular, Inc.	791	20,882
LivaNova PLC (a)	2,057	99,003
Meridian Bioscience, Inc. (a)	2,218	51,657
Merit Medical Systems, Inc. (a)	3,229	147,404
Mesa Laboratories, Inc.	243	52,682
Milestone Scientific, Inc. (a)	1,843	3,594
Misonix, Inc. (a)	462	6,269
Natus Medical, Inc. (a)	635	13,856
Nemaura Medical, Inc. (a)	397	3,672
Neogen Corp. (a)	3,143	243,897
Nevro Corp. (a)	2,001	239,059
NuVasive, Inc. (a)	3,061	170,375
OraSure Technologies, Inc. (a)	2,235	25,993
OrthoPediatrics Corp. (a)(b)	702	30,720
PAVmed, Inc. (a)	2,094	4,418
Pulse Biosciences, Inc. (a)(b)	812	8,494
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	16	90
Quotient Ltd. (a)	3,568	26,403
Repro Medical Systems, Inc. (a)	1,443	12,958
Retractable Technologies, Inc. (a)	733	5,146
Rockwell Medical Technologies, Inc. (a)(b)	3,689	7,194
Shockwave Medical, Inc. (a)	1,596	75,603
SI-BONE, Inc. (a)	1,497	23,862
Sientra, Inc. (a)(b)	2,204	8,529
Silk Road Medical, Inc. (a)(b)	1,897	79,465
Soliton, Inc. (a)	325	2,529
Staar Surgical Co. (a)	2,691	165,604
Stereotaxis, Inc. (a)	2,605	11,618
SurModics, Inc. (a)	777	33,597
Tactile Systems Technology, Inc. (a)(b)	1,084	44,910
Tela Bio, Inc. (a)	325	4,212
TransMedics Group, Inc. (a)	1,171	20,984
Utah Medical Products, Inc.	160	14,179
Vapotherm, Inc. (a)	1,155	47,343
Venus Concept, Inc. (a)	705	2,460
ViewRay, Inc. (a)	2,482	5,560
VolitionRx Ltd. (a)	1,320	5,135
Wright Medical Group NV (a)	7,660	227,655
Zynex, Inc. (a)(b)	982	24,422
		3,375,195
Health Care Providers & Services - 3.3%
1Life Healthcare, Inc. (a)(b)	1,285	46,671
Addus HomeCare Corp. (a)	823	76,177
American Renal Associates Holdings, Inc. (a)	316	2,060
AMN Healthcare Services, Inc. (a)	2,781	125,812
Apollo Medical Holdings, Inc. (a)	605	9,983
Avalon GloboCare Corp. (a)	776	1,474
BioScrip, Inc. (a)	1,869	25,942
BioTelemetry, Inc. (a)	2,001	90,425
Catasys, Inc. (a)(b)	466	11,529
Corvel Corp. (a)	523	37,075
Cross Country Healthcare, Inc. (a)	217	1,337
DFB Healthcare Acquisitions Co. (a)	457	7,358
Exagen, Inc. (a)	293	3,636
Fulgent Genetics, Inc. (a)	572	9,152
Hanger, Inc. (a)	277	4,587
HealthEquity, Inc. (a)	4,162	244,185
InfuSystems Holdings, Inc. (a)	838	9,671
LHC Group, Inc. (a)	1,809	315,345
Magellan Health Services, Inc. (a)	612	44,664
National Research Corp. Class A	793	46,161
Pennant Group, Inc. (a)	1,526	34,488
PetIQ, Inc. Class A (a)	1,246	43,411
Progyny, Inc. (a)(b)	1,593	41,115
Providence Service Corp. (a)	723	57,052
R1 RCM, Inc. (a)	6,363	70,947
RadNet, Inc. (a)	2,577	40,897
Select Medical Holdings Corp. (a)	6,469	95,288
Sharps Compliance Corp. (a)	851	5,983
Surgery Partners, Inc. (a)	1,318	15,249
Tenet Healthcare Corp. (a)	616	11,156
The Ensign Group, Inc. (b)	3,047	127,517
The Joint Corp. (a)	804	12,277
Tivity Health, Inc. (a)	1,203	13,630
Triple-S Management Corp.	113	2,149
U.S. Physical Therapy, Inc.	760	61,575
Viemed Healthcare, Inc. (a)	2,029	19,444
		1,765,422
Health Care Technology - 1.7%
Allscripts Healthcare Solutions, Inc. (a)	525	3,554
Evolent Health, Inc. (a)	799	5,689
Health Catalyst, Inc. (b)	1,941	56,619
HMS Holdings Corp. (a)	5,248	169,983
iCAD, Inc. (a)	1,194	11,928
Inovalon Holdings, Inc. Class A (a)	4,387	84,494
Inspire Medical Systems, Inc. (a)(b)	1,561	135,838
NantHealth, Inc. (a)	1,592	7,291
Omnicell, Inc. (a)	2,531	178,739
OptimizeRx Corp. (a)	867	11,297
Phreesia, Inc.	1,685	47,652
Schrodinger, Inc. (b)	824	75,454
Simulations Plus, Inc.	744	44,506
Tabula Rasa HealthCare, Inc. (a)(b)	1,225	67,044
Vocera Communications, Inc. (a)	1,881	39,877
		939,965
Life Sciences Tools & Services - 1.1%
Champions Oncology, Inc. (a)	441	4,216
ChromaDex, Inc. (a)	2,462	11,301
Codexis, Inc. (a)	3,166	36,092
Fluidigm Corp. (a)	370	1,484
Luminex Corp.	2,535	82,464
Medpace Holdings, Inc. (a)	1,629	151,530
Nanostring Technologies, Inc. (a)	1,964	57,643
NeoGenomics, Inc. (a)	6,182	191,518
Pacific Biosciences of California, Inc. (a)	7,566	26,103
Personalis, Inc. (a)	1,164	15,097
Quanterix Corp. (a)	1,121	30,704
		608,152
Pharmaceuticals - 3.5%
AcelRx Pharmaceuticals, Inc. (a)	1,404	1,699
Aerie Pharmaceuticals, Inc. (a)(b)	2,207	32,575
Agile Therapeutics, Inc. (a)	3,720	10,342
Akcea Therapeutics, Inc. (a)	434	5,946
Amneal Pharmaceuticals, Inc. (a)	5,833	27,765
Amphastar Pharmaceuticals, Inc. (a)	2,132	47,885
ANI Pharmaceuticals, Inc. (a)	296	9,573
Aquestive Therapeutics, Inc. (a)	1,166	5,667
Arvinas Holding Co. LLC (a)(b)	1,751	58,729
Avenue Therapeutics, Inc. (a)	385	4,146
Axsome Therapeutics, Inc. (a)(b)	1,651	135,844
Biodelivery Sciences International, Inc. (a)	5,276	23,003
Cara Therapeutics, Inc. (a)(b)	2,440	41,724
Cassava Sciences, Inc. (a)	504	1,552
Cerecor, Inc. (a)	1,739	4,521
Chiasma, Inc. (a)	2,166	11,653
Collegium Pharmaceutical, Inc. (a)	2,023	35,403
Corcept Therapeutics, Inc. (a)	5,724	96,278
CorMedix, Inc. (a)(b)	1,479	9,318
Durect Corp. (a)	11,631	26,984
Eloxx Pharmaceuticals, Inc. (a)(b)	1,591	4,821
Endo International PLC (a)	5,743	19,698
Eton Pharmaceuticals, Inc. (a)	893	4,867
Evofem Biosciences, Inc. (a)(b)	2,612	7,392
Evolus, Inc. (a)(b)	562	2,979
Fulcrum Therapeutics, Inc. (b)	736	13,461
Harrow Health, Inc. (a)	1,328	6,919
IMARA, Inc.	291	8,040
Innoviva, Inc. (a)	3,789	52,970
Intersect ENT, Inc. (a)	1,920	25,997
Intra-Cellular Therapies, Inc. (a)	1,235	31,702
Kala Pharmaceuticals, Inc. (a)(b)	2,335	24,541
Kaleido Biosciences, Inc. (a)(b)	634	4,711
Liquidia Technologies, Inc. (a)(b)	1,199	10,096
Lyra Therapeutics, Inc.	226	2,563
Marinus Pharmaceuticals, Inc. (a)	4,992	12,680
Menlo Therapeutics, Inc. (a)	919	1,590
MyoKardia, Inc. (a)	2,591	250,342
NGM Biopharmaceuticals, Inc. (a)	1,285	25,366
Ocular Therapeutix, Inc. (a)	3,020	25,157
Odonate Therapeutics, Inc. (a)	767	32,475
Omeros Corp. (a)	3,152	46,397
OptiNose, Inc. (a)(b)	1,828	13,600
Osmotica Pharmaceuticals PLC (a)	504	3,392
Pacira Biosciences, Inc. (a)	2,466	129,391
Paratek Pharmaceuticals, Inc. (a)	2,253	11,761
Phathom Pharmaceuticals, Inc. (a)	633	20,832
Phibro Animal Health Corp. Class A	1,108	29,107
Prestige Brands Holdings, Inc. (a)	1,060	39,814
Provention Bio, Inc. (a)	2,562	36,150
Relmada Therapeutics, Inc. (a)	847	37,903
Revance Therapeutics, Inc. (a)	2,611	63,761
Satsuma Pharmaceuticals, Inc. (a)	539	15,502
scPharmaceuticals, Inc. (a)	314	2,311
SIGA Technologies, Inc. (a)	3,236	19,125
Strongbridge Biopharma PLC (a)	1,969	7,443
Supernus Pharmaceuticals, Inc. (a)	635	15,081
TherapeuticsMD, Inc. (a)(b)	11,907	14,884
Theravance Biopharma, Inc. (a)	2,369	49,725
Tricida, Inc. (a)(b)	1,696	46,606
Verrica Pharmaceuticals, Inc. (a)(b)	726	7,993
WAVE Life Sciences (a)	1,219	12,690
Xeris Pharmaceuticals, Inc. (a)(b)	2,064	5,490
Zogenix, Inc. (a)	3,318	89,619
		1,877,551

TOTAL HEALTH CARE		18,544,666

INDUSTRIALS - 13.0%
Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc. (a)	4,371	173,266
AeroVironment, Inc. (a)	1,291	102,802
Cubic Corp. (b)	210	10,086
Kratos Defense & Security Solutions, Inc. (a)	6,307	98,578
National Presto Industries, Inc.	23	2,010
PAE, Inc. (a)	3,468	33,154
Parsons Corp. (a)	967	35,044
Vectrus, Inc. (a)	248	12,184
		467,124
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	3,506	78,079
Atlas Air Worldwide Holdings, Inc. (a)	99	4,260
Forward Air Corp.	1,027	51,165
		133,504
Airlines - 0.0%
Allegiant Travel Co.	90	9,829
Building Products - 2.0%
AAON, Inc. (b)	2,446	132,793
Advanced Drain Systems, Inc.	2,945	145,483
Alpha PRO Tech Ltd. (a)	723	12,797
Apogee Enterprises, Inc.	236	5,437
Builders FirstSource, Inc. (a)	6,256	129,499
CSW Industrials, Inc.	842	58,191
Gibraltar Industries, Inc. (a)	435	20,884
Masonite International Corp. (a)	1,452	112,937
NCI Building Systems, Inc. (a)	1,047	6,345
Patrick Industries, Inc.	1,259	77,114
PGT, Inc. (a)	1,285	20,149
Simpson Manufacturing Co. Ltd.	2,596	218,999
Ufp Industries, Inc.	3,005	148,778
		1,089,406
Commercial Services & Supplies - 1.8%
ADS Waste Holdings, Inc. (a)	4,024	121,404
Brady Corp. Class A	2,167	101,459
Casella Waste Systems, Inc. Class A (a)	2,372	123,629
Cimpress PLC (a)	341	26,032
Covanta Holding Corp.	2,719	26,075
Healthcare Services Group, Inc.	4,454	108,945
Interface, Inc.	623	5,071
McGrath RentCorp.	805	43,478
Mobile Mini, Inc.	626	18,467
Pitney Bowes, Inc. (b)	4,245	11,037
Tetra Tech, Inc.	3,209	253,896
The Brink's Co.	2,997	136,393
UniFirst Corp.	48	8,590
		984,476
Construction & Engineering - 0.5%
Ameresco, Inc. Class A (a)	1,432	39,781
Comfort Systems U.S.A., Inc.	619	25,224
Construction Partners, Inc. Class A (a)(b)	500	8,880
Dycom Industries, Inc. (a)(b)	1,324	54,138
EMCOR Group, Inc.	267	17,659
Granite Construction, Inc. (b)	357	6,833
HC2 Holdings, Inc. (a)	2,590	8,651
Ies Holdings, Inc. (a)	191	4,425
MasTec, Inc. (a)(b)	228	10,230
MYR Group, Inc. (a)	617	19,688
NV5 Holdings, Inc. (a)(b)	586	29,786
Primoris Services Corp.	1,607	28,540
Sterling Construction Co., Inc. (a)	262	2,743
Williams Scotsman Corp. (a)	1,854	22,786
		279,364
Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	400	14,120
Atkore International Group, Inc. (a)	2,822	77,182
Bloom Energy Corp. Class A (a)	4,836	52,616
EnerSys	229	14,743
FuelCell Energy, Inc. (a)	8,311	18,783
Orion Energy Systems, Inc. (a)	1,620	5,605
Plug Power, Inc. (a)(b)	19,324	158,650
Sunrun, Inc. (a)(b)	6,925	136,561
TPI Composites, Inc. (a)	1,829	42,744
Vicor Corp. (a)	1,064	76,555
Vivint Solar, Inc. (a)(b)	2,892	28,631
		626,190
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	188	4,044
Machinery - 3.2%
Alamo Group, Inc.	479	49,165
Albany International Corp. Class A	1,508	88,535
Blue Bird Corp. (a)	397	5,951
Douglas Dynamics, Inc.	1,248	43,830
Energy Recovery, Inc. (a)(b)	2,248	17,074
Enerpac Tool Group Corp. Class A	1,184	20,838
ESCO Technologies, Inc.	1,396	118,004
Evoqua Water Technologies Corp. (a)	5,107	94,990
ExOne Co. (a)	508	4,343
Federal Signal Corp.	3,277	97,425
Franklin Electric Co., Inc.	2,543	133,558
Gencor Industries, Inc. (a)	30	379
Gorman-Rupp Co.	174	5,408
Helios Technologies, Inc. (b)	770	28,683
John Bean Technologies Corp.	1,865	160,427
Kadant, Inc.	680	67,769
Lindsay Corp.	646	59,568
Luxfer Holdings PLC sponsored	78	1,104
Meritor, Inc. (a)	3,147	62,311
Mueller Water Products, Inc. Class A	505	4,762
Omega Flex, Inc.	171	18,092
Proto Labs, Inc. (a)	1,592	179,052
RBC Bearings, Inc. (a)	1,467	196,637
REV Group, Inc.	304	1,854
Rexnord Corp.	468	13,642
SPX Corp. (a)	1,897	78,062
Tennant Co.	1,086	70,601
The Shyft Group, Inc.	2,006	33,781
Watts Water Technologies, Inc. Class A	722	58,482
Welbilt, Inc. (a)	2,158	13,142
		1,727,469
Professional Services - 1.6%
ASGN, Inc. (a)	2,510	167,367
Barrett Business Services, Inc.	35	1,860
CBIZ, Inc. (a)	488	11,697
CRA International, Inc.	337	13,312
Exponent, Inc.	3,060	247,646
Forrester Research, Inc. (a)	647	20,730
Franklin Covey Co. (a)	740	15,836
Huron Consulting Group, Inc. (a)	131	5,797
ICF International, Inc.	547	35,462
Insperity, Inc.	1,081	69,973
Kforce, Inc.	1,156	33,813
Mastech Digital, Inc. (a)	231	5,990
Red Violet, Inc. (a)	394	6,950
TriNet Group, Inc. (a)	2,454	149,547
Upwork, Inc. (a)	5,535	79,925
Willdan Group, Inc. (a)	429	10,729
		876,634
Road & Rail - 0.8%
Avis Budget Group, Inc. (a)	3,141	71,897
Daseke, Inc. (a)	2,691	10,576
Marten Transport Ltd.	1,128	28,380
P.A.M. Transportation Services, Inc. (a)	57	1,753
Saia, Inc. (a)	1,566	174,108
Universal Logistics Holdings, Inc.	311	5,405
Werner Enterprises, Inc.	3,211	139,775
		431,894
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	913	56,962
CAI International, Inc. (a)	173	2,882
EVI Industries, Inc. (a)(b)	294	6,383
Foundation Building Materials, Inc. (a)	339	5,292
Herc Holdings, Inc. (a)	105	3,227
Kaman Corp.	163	6,781
Lawson Products, Inc. (a)	161	5,194
SiteOne Landscape Supply, Inc. (a)	2,490	283,785
Systemax, Inc.	463	9,510
Transcat, Inc. (a)	416	10,758
		390,774

TOTAL INDUSTRIALS		7,020,708

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 1.1%
Acacia Communications, Inc. (a)	2,309	155,142
CalAmp Corp. (a)	1,315	10,533
Calix Networks, Inc. (a)	2,864	42,674
Cambium Networks Corp. (a)	327	2,407
Casa Systems, Inc. (a)	1,873	7,792
Clearfield, Inc. (a)	661	9,228
Extreme Networks, Inc. (a)	6,905	29,968
Infinera Corp. (a)	4,585	27,143
Inseego Corp. (a)	4,102	47,583
InterDigital, Inc.	567	32,109
LRAD Corp. (a)	1,965	9,550
Plantronics, Inc. (b)	653	9,586
Resonant, Inc. (a)	2,988	6,962
Viavi Solutions, Inc. (a)	13,648	173,876
		564,553
Electronic Equipment & Components - 2.6%
Akoustis Technologies, Inc. (a)(b)	1,852	15,353
Badger Meter, Inc.	1,736	109,229
ePlus, Inc. (a)	652	46,083
Fabrinet (a)	2,190	136,700
FARO Technologies, Inc. (a)	965	51,724
Fitbit, Inc. (a)	9,559	61,751
II-VI, Inc. (a)(b)	4,733	223,492
Insight Enterprises, Inc. (a)	558	27,454
Intellicheck, Inc. (a)	950	7,173
Iteris, Inc. (a)	2,410	11,460
Itron, Inc. (a)	2,393	158,536
Luna Innovations, Inc. (a)	1,744	10,185
Methode Electronics, Inc. Class A	369	11,535
Napco Security Technolgies, Inc. (a)	689	16,116
nLIGHT, Inc. (a)	2,079	46,279
Novanta, Inc. (a)	2,039	217,704
OSI Systems, Inc. (a)	1,012	75,536
Par Technology Corp. (a)(b)	946	28,314
PC Connection, Inc.	41	1,901
Plexus Corp. (a)	1,394	98,361
Research Frontiers, Inc. (a)	1,568	6,366
Rogers Corp. (a)	192	23,923
Wrap Technologies, Inc. (a)(b)	697	7,305
		1,392,480
IT Services - 3.1%
Brightcove, Inc. (a)	2,305	18,163
Cardtronics PLC (a)	1,561	37,433
Cass Information Systems, Inc.	840	32,785
CSG Systems International, Inc.	1,941	80,338
Endurance International Group Holdings, Inc. (a)	3,986	16,064
EVERTEC, Inc.	3,581	100,626
EVO Payments, Inc. Class A (a)	2,440	55,705
ExlService Holdings, Inc. (a)	2,004	127,054
GreenSky, Inc. Class A (a)	3,658	17,924
Grid Dynamics Holdings, Inc. (a)	1,289	8,894
GTT Communications, Inc. (a)(b)	1,874	15,292
Hackett Group, Inc.	1,291	17,480
i3 Verticals, Inc. Class A (a)	874	26,439
International Money Express, Inc. (a)	821	10,230
KBR, Inc.	1,040	23,452
Limelight Networks, Inc. (a)	6,979	51,365
Liveramp Holdings, Inc. (a)	3,150	133,781
ManTech International Corp. Class A	693	47,464
Maximus, Inc.	3,638	256,297
NIC, Inc.	3,919	89,980
Paysign, Inc. (a)(b)	1,831	17,779
Perficient, Inc. (a)	1,947	69,664
Perspecta, Inc.	6,873	159,660
PFSweb, Inc. (a)	599	4,001
Priority Technology Holdings, Inc. (a)	600	1,554
Repay Holdings Corp. (a)	2,195	54,063
Sykes Enterprises, Inc. (a)	126	3,485
Ttec Holdings, Inc.	1,086	50,564
Tucows, Inc. (a)	550	31,526
Unisys Corp. (a)	360	3,928
Verra Mobility Corp. (a)	7,993	82,168
Virtusa Corp. (a)	1,730	56,173
		1,701,331
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Energy Industries, Inc. (a)	2,267	153,680
Ambarella, Inc. (a)	582	26,656
Amkor Technology, Inc. (a)	966	11,891
Atomera, Inc. (a)	859	7,731
Axcelis Technologies, Inc. (a)	1,808	50,353
Brooks Automation, Inc.	4,331	191,603
Cabot Microelectronics Corp.	1,732	241,683
Ceva, Inc. (a)	1,303	48,758
Cohu, Inc.	146	2,532
CyberOptics Corp. (a)	411	13,238
Diodes, Inc. (a)	434	22,004
DSP Group, Inc. (a)	1,179	18,723
FormFactor, Inc. (a)	4,561	133,774
Ichor Holdings Ltd. (a)	1,310	34,820
Impinj, Inc. (a)	992	27,250
Lattice Semiconductor Corp. (a)	8,022	227,745
MACOM Technology Solutions Holdings, Inc. (a)	2,803	96,283
MaxLinear, Inc. Class A (a)	2,402	51,547
NeoPhotonics Corp. (a)	1,971	17,502
NVE Corp.	254	15,705
Onto Innovation, Inc. (a)	695	23,658
PDF Solutions, Inc. (a)	1,559	30,494
Pixelworks, Inc. (a)	1,968	6,357
Power Integrations, Inc.	1,757	207,554
Semtech Corp. (a)	3,848	200,943
Silicon Laboratories, Inc. (a)	2,585	259,198
SiTime Corp.	296	14,033
SMART Global Holdings, Inc. (a)	794	21,581
SunPower Corp. (a)	3,133	23,999
Synaptics, Inc. (a)	1,919	115,370
Ultra Clean Holdings, Inc. (a)	2,380	53,859
		2,350,524
Software - 9.9%
8x8, Inc. (a)	6,059	96,944
A10 Networks, Inc. (a)	3,649	24,850
ACI Worldwide, Inc. (a)	6,820	184,072
Agilysys, Inc. (a)	1,067	19,142
Alarm.com Holdings, Inc. (a)	2,700	174,987
Altair Engineering, Inc. Class A (a)(b)	2,499	99,335
American Software, Inc. Class A	1,758	27,706
AppFolio, Inc. (a)(b)	955	155,388
Appian Corp. Class A (a)(b)	1,961	100,501
Avaya Holdings Corp. (a)	5,535	68,413
Benefitfocus, Inc. (a)	1,721	18,518
Blackbaud, Inc.	2,946	168,158
BlackLine, Inc. (a)	2,993	248,150
Bottomline Technologies, Inc. (a)	2,584	131,190
Box, Inc. Class A (a)	8,791	182,501
ChannelAdvisor Corp. (a)	1,619	25,645
Cloudera, Inc. (a)	5,965	75,875
CommVault Systems, Inc. (a)	2,494	96,518
Cornerstone OnDemand, Inc. (a)	3,620	139,587
Digimarc Corp. (a)(b)	664	10,617
Digital Turbine, Inc. (a)	4,946	62,171
Domo, Inc. Class B (a)	1,536	49,413
Ebix, Inc. (b)	867	19,386
eGain Communications Corp. (a)	459	5,099
Envestnet, Inc. (a)	3,166	232,828
Forescout Technologies, Inc. (a)	2,880	61,056
Globalscape, Inc.	841	8,200
Intelligent Systems Corp. (a)(b)	432	14,723
j2 Global, Inc.	2,761	174,523
LivePerson, Inc. (a)	3,632	150,474
Majesco (a)	449	3,529
MicroStrategy, Inc. Class A (a)	286	33,831
Mimecast Ltd. (a)	3,377	140,686
Mitek Systems, Inc. (a)	2,385	22,920
MobileIron, Inc. (a)	5,708	28,140
Model N, Inc. (a)	2,041	70,945
Onespan, Inc. (a)	2,001	55,888
Park City Group, Inc. (a)	238	1,007
Ping Identity Holding Corp. (a)(b)	940	30,165
Progress Software Corp.	2,674	103,618
PROS Holdings, Inc. (a)	2,343	104,099
Q2 Holdings, Inc. (a)	2,957	253,681
QAD, Inc. Class A	679	28,029
Qualys, Inc. (a)	2,029	211,057
Rapid7, Inc. (a)(b)	3,007	153,417
Rimini Street, Inc. (a)	1,186	6,108
SailPoint Technologies Holding, Inc. (a)	5,258	139,179
Sapiens International Corp. NV	1,544	43,201
SecureWorks Corp. (a)	35	400
ShotSpotter, Inc. (a)(b)	495	12,474
Smith Micro Software, Inc. (a)	2,002	8,929
Sprout Social, Inc. (a)(b)	482	13,014
SPS Commerce, Inc. (a)	2,098	157,602
SurveyMonkey (a)	7,110	167,369
TeleNav, Inc. (a)	855	4,694
Tenable Holdings, Inc. (a)	3,634	108,330
Upland Software, Inc. (a)	1,350	46,926
Varonis Systems, Inc. (a)	1,859	164,484
Verint Systems, Inc. (a)	1,717	77,574
Veritone, Inc. (a)	1,356	20,150
VirnetX Holding Corp. (b)	1,944	12,636
Workiva, Inc. (a)	2,288	122,385
Xperi Holding Corp.	479	7,070
Yext, Inc. (a)	6,034	100,225
Zix Corp. (a)	3,233	22,308
Zuora, Inc. (a)	5,833	74,371
		5,376,411
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc. (a)(b)	1,839	13,370
Diebold Nixdorf, Inc. (a)(b)	1,669	10,114
Immersion Corp. (a)	793	4,940
Intevac, Inc. (a)	343	1,873
Quantum Corp. (a)	331	1,278
Super Micro Computer, Inc. (a)	756	21,463
		53,038

TOTAL INFORMATION TECHNOLOGY		11,438,337

MATERIALS - 2.6%
Chemicals - 1.7%
American Vanguard Corp.	330	4,541
Amyris, Inc. (a)(b)	519	2,216
Balchem Corp.	1,758	166,764
Chase Corp.	435	44,588
Ferro Corp. (a)	3,552	42,411
GCP Applied Technologies, Inc. (a)	2,249	41,786
H.B. Fuller Co.	1,988	88,665
Hawkins, Inc.	310	13,200
Ingevity Corp. (a)	2,476	130,163
Innospec, Inc.	1,179	91,078
Koppers Holdings, Inc. (a)	747	14,073
Marrone Bio Innovations, Inc. (a)(b)	3,763	4,403
Orion Engineered Carbons SA	2,054	21,752
PQ Group Holdings, Inc. (a)	360	4,766
Quaker Chemical Corp. (b)	792	147,035
Sensient Technologies Corp.	1,036	54,038
Stepan Co.	115	11,167
Trinseo SA	699	15,490
Tronox Holdings PLC	1,861	13,436
		911,572
Construction Materials - 0.0%
Forterra, Inc. (a)	1,111	12,399
United States Lime & Minerals, Inc.	5	422
		12,821
Containers & Packaging - 0.1%
Myers Industries, Inc.	800	11,640
O-I Glass, Inc.	7,252	65,123
UFP Technologies, Inc. (a)	32	1,410
		78,173
Metals & Mining - 0.5%
Caledonia Mining Corp. PLC	217	3,758
Compass Minerals International, Inc.	2,030	98,963
Materion Corp.	365	22,444
Novagold Resources, Inc. (a)	13,207	121,116
		246,281
Paper & Forest Products - 0.3%
Boise Cascade Co.	396	14,894
Louisiana-Pacific Corp.	6,727	172,548
		187,442

TOTAL MATERIALS		1,436,289

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexanders, Inc.	122	29,390
Bluerock Residential Growth (REIT), Inc.	563	4,549
CareTrust (REIT), Inc.	830	14,243
CatchMark Timber Trust, Inc.	391	3,460
CIM Commercial Trust Corp.	695	7,492
Clipper Realty, Inc.	809	6,553
Community Healthcare Trust, Inc.	1,275	52,148
Easterly Government Properties, Inc.	4,576	105,797
EastGroup Properties, Inc.	2,205	261,535
Four Corners Property Trust, Inc.	4,243	103,529
Gladstone Commercial Corp.	495	9,281
Gladstone Land Corp.	581	9,215
LTC Properties, Inc.	905	34,091
Monmouth Real Estate Investment Corp. Class A	5,054	73,232
National Health Investors, Inc.	865	52,523
National Storage Affiliates Trust	3,724	106,730
NexPoint Residential Trust, Inc.	221	7,812
Plymouth Industrial REIT, Inc.	913	11,686
PS Business Parks, Inc.	1,211	160,336
QTS Realty Trust, Inc. Class A	3,394	217,521
Ryman Hospitality Properties, Inc.	2,613	90,410
Safety Income and Growth, Inc.	566	32,539
Saul Centers, Inc.	645	20,814
Stag Industrial, Inc.	804	23,573
Terreno Realty Corp.	1,722	90,646
UMH Properties, Inc.	1,753	22,666
Uniti Group, Inc.	11,542	107,918
Universal Health Realty Income Trust (SBI)	681	54,133
		1,713,822
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)	3	44
Cushman & Wakefield PLC (a)(b)	2,242	27,935
eXp World Holdings, Inc. (a)(b)	1,420	24,211
Griffin Industrial Realty, Inc.	103	5,580
Marcus & Millichap, Inc. (a)	129	3,723
Maui Land & Pineapple, Inc. (a)	219	2,431
Redfin Corp. (a)(b)	5,723	239,851
The RMR Group, Inc.	815	24,018
The St. Joe Co. (a)	954	18,527
		346,320

TOTAL REAL ESTATE		2,060,142

UTILITIES - 1.9%
Electric Utilities - 0.2%
El Paso Electric Co.	298	19,966
Genie Energy Ltd. Class B	808	5,947
MGE Energy, Inc.	555	35,803
Otter Tail Corp.	797	30,916
Spark Energy, Inc. Class A,	633	4,475
		97,107
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. Class A	948	43,196
Chesapeake Utilities Corp.	911	76,524
Northwest Natural Holding Co.	197	10,991
ONE Gas, Inc.	360	27,738
RGC Resources, Inc.	233	5,632
South Jersey Industries, Inc.	3,245	81,093
Southwest Gas Holdings, Inc.	268	18,505
		263,679
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)	750	1,500
Clearway Energy, Inc. Class C	1,287	29,678
Ormat Technologies, Inc.	2,385	151,424
Sunnova Energy International, Inc.	240	4,097
Terraform Power, Inc.	438	8,077
		194,776
Water Utilities - 0.9%
American States Water Co.	2,200	172,986
Artesian Resources Corp. Class A	28	1,016
Cadiz, Inc. (a)	701	7,122
California Water Service Group	2,684	128,027
Global Water Resources, Inc.	712	7,504
Middlesex Water Co.	1,023	68,725
Pure Cycle Corp. (a)	1,240	11,396
SJW Corp.	832	51,676
York Water Co.	775	37,169
		485,621

TOTAL UTILITIES		1,041,183

TOTAL COMMON STOCKS
(Cost $48,628,273)		53,910,161

Money Market Funds - 13.7%
Fidelity Cash Central Fund 0.12% (d)	879,964	880,140
Fidelity Securities Lending Cash Central Fund 0.12% (d)(e)	6,552,529	6,553,184
TOTAL MONEY MARKET FUNDS
(Cost $7,433,324)		7,433,324
TOTAL INVESTMENT IN SECURITIES - 113.2%
(Cost $56,061,597)		61,343,485
NET OTHER ASSETS (LIABILITIES) - (13.2)%		(7,130,415)
NET ASSETS - 100%		$54,213,070

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	4	Sept. 2020	$287,520	$15,832	$15,832

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,107
Fidelity Securities Lending Cash Central Fund	20,084
Total	$23,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,419,869	$1,419,869	$--	$--
Consumer Discretionary	6,824,392	6,824,392	--	--
Consumer Staples	1,715,351	1,715,351	--	--
Energy	92,089	92,089	--	--
Financials	2,317,135	2,317,135	--	--
Health Care	18,544,666	18,544,576	90	--
Industrials	7,020,708	7,020,708	--	--
Information Technology	11,438,337	11,438,337	--	--
Materials	1,436,289	1,436,289	--	--
Real Estate	2,060,142	2,060,142	--	--
Utilities	1,041,183	1,041,183	--	--
Money Market Funds	7,433,324	7,433,324	--	--
Total Investments in Securities:	$61,343,485	$61,343,395	$90	$--
Derivative Instruments:
Assets
Futures Contracts	$15,832	$15,832	$--	$--
Total Assets	$15,832	$15,832	$--	$--
Total Derivative Instruments:	$15,832	$15,832	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$15,832	$0
Total Equity Risk	15,832	0
Total Value of Derivatives	$15,832	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Growth Index Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020
Assets
Investment in securities, at value (including securities loaned of $6,451,683) — See accompanying schedule: Unaffiliated issuers (cost $48,628,273)	$53,910,161
Fidelity Central Funds (cost $7,433,324)	7,433,324
Total Investment in Securities (cost $56,061,597)		$61,343,485
Segregated cash with brokers for derivative instruments		83,200
Receivable for investments sold		1,000,858
Receivable for fund shares sold		74,680
Dividends receivable		18,340
Distributions receivable from Fidelity Central Funds		13,848
Receivable for daily variation margin on futures contracts		9,256
Other receivables		113
Total assets		62,543,780
Liabilities
Payable to custodian bank	$849,393
Payable for investments purchased	848,274
Payable for fund shares redeemed	77,668
Accrued management fee	2,191
Collateral on securities loaned	6,553,184
Total liabilities		8,330,710
Net Assets		$54,213,070
Net Assets consist of:
Paid in capital		$48,967,379
Total accumulated earnings (loss)		5,245,691
Net Assets		$54,213,070
Net Asset Value, offering price and redemption price per share ($54,213,070 ÷ 2,623,526 shares)		$20.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period July 11, 2019 (commencement of operations) to June 30, 2020
Investment Income
Dividends		$167,574
Income from Fidelity Central Funds (including $20,084 from security lending)		23,191
Total income		190,765
Expenses
Management fee	$11,546
Independent trustees' fees and expenses	60
Commitment fees	2
Total expenses before reductions	11,608
Expense reductions	(73)
Total expenses after reductions		11,535
Net investment income (loss)		179,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(130,450)
Fidelity Central Funds	30
Futures contracts	(7,063)
Total net realized gain (loss)		(137,483)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,281,888
Futures contracts	15,832
Total change in net unrealized appreciation (depreciation)		5,297,720
Net gain (loss)		5,160,237
Net increase (decrease) in net assets resulting from operations		$5,339,467

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$179,230
Net realized gain (loss)	(137,483)
Change in net unrealized appreciation (depreciation)	5,297,720
Net increase (decrease) in net assets resulting from operations	5,339,467
Distributions to shareholders	(58,938)
Share transactions
Proceeds from sales of shares	62,517,358
Reinvestment of distributions	55,917
Cost of shares redeemed	(13,640,734)
Net increase (decrease) in net assets resulting from share transactions	48,932,541
Total increase (decrease) in net assets	54,213,070
Net Assets
Beginning of period	–
End of period	$54,213,070
Other Information
Shares
Sold	3,347,189
Issued in reinvestment of distributions	2,615
Redeemed	(726,278)
Net increase (decrease)	2,623,526

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth Index Fund

Years ended June 30,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	.57
Total from investment operations	.72
Distributions from net investment income	(.05)
Distributions from net realized gain	(.01)
Total distributions	(.06)
Net asset value, end of period	$20.66
Total ReturnC,D	3.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G
Expenses net of fee waivers, if any	.05%G
Expenses net of all reductions	.05%G
Net investment income (loss)	.78%G
Supplemental Data
Net assets, end of period (000 omitted)	$54,213
Portfolio turnover rateH	69%G

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Value Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Small Cap Value Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Value Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Value Index performed over the same period.

Period Ending Values
$8,311	Fidelity® Small Cap Value Index Fund
$8,323	Russell 2000® Value Index

Fidelity® Small Cap Value Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 7.51% for the 12 months ending June 30, 2020, in what was a bumpy ride for U.S. equity investors, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Stocks slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the index’s worst quarter since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted stocks in April (+13%) and May (+5%). In June, the index gained 2% amid progress on potential treatments and signs of an early recovery in economic activity. Info tech (+36%) led by a wide margin, riding secular-growth trends. Consumer discretionary (+13%) also stood out, driven by retailing (+28%). In contrast, energy (-36%) fell hard along with the price of crude oil, while financials (-14%) struggled due to sharply lower interest rates.

Comments from the Geode Capital Management, LLC, passive equity index team:  From the fund's inception date of July 11, 2019, to its June 30, 2020 fiscal year end, the fund returned -16.89%, compared with -16.77% for the benchmark Russell 2000® Value Index. Individually, Invesco Mortgage Capital (-72%) was a notable detractor. The company's shares plunged in March as the mortgage real estate investment trust (REIT) was forced to liquidate most of its portfolio at unfavorable prices to generate needed cash. Another REIT, Pebblebook Hotel Trust (-49%) had trouble this period. As the pandemic spread and economies shut down, this owner of hotel and resort properties struggled as travel ceased. In the energy sector, shares of McDermott lost nearly all their value during this period, as the provider of engineering and construction services filed for bankruptcy in early 2020. Several other energy-sector stocks labored this period along with a sharp drop in the price of oil, including oil and gas exploration companies Callon Petroleum (-81%) and PDC Energy (-61%). Also detracting was Allegheny Technologies (-58%), a specialty metals company whose primary business, commercial jet engine parts, experienced weakness as COVID-19 curtailed air travel. The biggest individual contributor was The Medicines Company (+123%), which agreed in November to an acquisition by Novartis; the transaction closed in January. Elsewhere, news that software company Cloudera (+153%) was a potential takeover candidate lifted the firm's shares. Another contributor was Stamps.com (+295%), a provider of online mailing and shipping services whose stock soared on the company's much-better-than-expected financial results fueled by continued growth in e-commerce. Shares of Novavax skyrocketed more than 1500% due to intense interest in the company's vaccine for COVID-19 in drug trials. Other notable contributors included technology distributor Tech Data (+48%) and Lumentum Holdings (+43%), a maker of commercial lasers.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Value Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Stag Industrial, Inc.	0.5
Healthcare Realty Trust, Inc.	0.5
Darling Ingredients, Inc.	0.5
Essent Group Ltd.	0.5
Performance Food Group Co.	0.4
Physicians Realty Trust	0.4
Portland General Electric Co.	0.4
ONE Gas, Inc.	0.4
Agree Realty Corp.	0.4
Novavax, Inc.	0.4
4.4

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Financials	28.5
Industrials	15.8
Consumer Discretionary	10.7
Real Estate	10.3
Health Care	6.1

Asset Allocation (% of fund's net assets)

As of June 30, 2020 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.8%

Fidelity® Small Cap Value Index Fund

Schedule of Investments June 30, 2020

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	8,198	$22,872
ATN International, Inc.	1,670	101,152
Cincinnati Bell, Inc. (a)	5,392	80,071
Consolidated Communications Holdings, Inc. (a)	10,457	70,794
IDT Corp. Class B (a)	771	5,035
Iridium Communications, Inc. (a)	6,644	169,023
Liberty Latin America Ltd.:
Class A (a)	8,226	79,957
Class C (a)	15,615	147,406
ORBCOMM, Inc. (a)	10,227	39,374
Vonage Holdings Corp. (a)	16,163	162,600
		878,284
Entertainment - 0.4%
AMC Entertainment Holdings, Inc. Class A (b)	8,324	35,710
Cinemark Holdings, Inc.	16,984	196,165
Eros International PLC (a)(b)	12,138	38,356
Gaia, Inc. Class A (a)	1,843	15,444
IMAX Corp. (a)	7,804	87,483
LiveXLive Media, Inc. (a)	4,250	15,385
Marcus Corp.	3,528	46,817
Rosetta Stone, Inc. (a)	3,346	56,414
		491,774
Interactive Media & Services - 0.3%
Cars.com, Inc. (a)	10,450	60,192
DHI Group, Inc. (a)	8,839	18,562
Liberty TripAdvisor Holdings, Inc. (a)	11,533	24,565
QuinStreet, Inc. (a)	5,148	53,848
TrueCar, Inc. (a)	16,763	43,249
Yelp, Inc. (a)	9,082	210,067
		410,483
Media - 1.1%
AMC Networks, Inc. Class A (a)	3,649	85,350
Boston Omaha Corp. (a)	1,794	28,704
Central European Media Enterprises Ltd. Class A (a)	7,369	26,086
comScore, Inc. (a)	9,558	29,630
Daily Journal Corp. (a)	75	20,250
E.W. Scripps Co. Class A	8,885	77,744
Emerald Expositions Events, Inc.	4,338	13,361
Entercom Communications Corp. Class A	18,468	25,486
Entravision Communication Corp. Class A	9,155	13,092
Fluent, Inc. (a)	6,564	11,684
Gannett Co., Inc. (b)	20,863	28,791
Gray Television, Inc. (a)	9,886	137,910
Hemisphere Media Group, Inc. (a)	2,225	21,872
iHeartMedia, Inc. (a)	9,467	79,049
Liberty Media Corp. Liberty Braves Class C (a)	2,910	57,443
Loral Space & Communications Ltd.	1,576	30,764
Meredith Corp.	3,107	45,207
MSG Network, Inc. Class A (a)	6,282	62,506
National CineMedia, Inc.	9,734	28,910
Saga Communications, Inc. Class A	677	17,331
Scholastic Corp.	4,560	136,526
Sinclair Broadcast Group, Inc. Class A	8,248	152,258
Tegna, Inc.	34,859	388,329
Tribune Publishing Co.	2,426	24,236
WideOpenWest, Inc. (a)	4,503	23,731
		1,566,250
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	973	3,075
Spok Holdings, Inc.	2,661	24,880
		27,955

TOTAL COMMUNICATION SERVICES		3,374,746

CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.3%
Adient PLC (a)	13,995	229,798
American Axle & Manufacturing Holdings, Inc. (a)	17,872	135,827
Cooper Tire & Rubber Co.	7,986	220,493
Cooper-Standard Holding, Inc. (a)	2,616	34,662
Dana, Inc.	23,003	280,407
Modine Manufacturing Co. (a)	7,836	43,255
Motorcar Parts of America, Inc. (a)	2,592	45,801
Standard Motor Products, Inc.	2,832	116,678
Stoneridge, Inc. (a)	4,110	84,913
Tenneco, Inc. (a)(b)	8,141	61,546
The Goodyear Tire & Rubber Co.	36,693	328,219
Workhorse Group, Inc. (a)	10,102	175,674
		1,757,273
Distributors - 0.0%
Core-Mark Holding Co., Inc.	482	12,028
Funko, Inc. (a)	3,796	22,017
Weyco Group, Inc.	1,074	23,188
		57,233
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	8,286	258,109
American Public Education, Inc. (a)	2,286	67,666
Carriage Services, Inc.	2,622	47,511
Collectors Universe, Inc.	116	3,976
Franchise Group, Inc.	2,699	59,054
Houghton Mifflin Harcourt Co. (a)	16,874	30,542
K12, Inc. (a)	6,365	173,383
Laureate Education, Inc. Class A (a)	16,030	159,739
OneSpaWorld Holdings Ltd. (b)	7,251	34,587
Regis Corp. (a)	3,911	31,992
Vivint Smart Home, Inc. Class A (a)	8,780	152,157
Weight Watchers International, Inc. (a)	5,715	145,047
		1,163,763
Hotels, Restaurants & Leisure - 2.0%
BFC Financial Corp. Class A	9,626	24,450
Biglari Holdings, Inc. (a)	30	10,050
Biglari Holdings, Inc. (a)	33	2,276
BJ's Restaurants, Inc.	2,962	62,024
Bluegreen Vacations Corp.	653	3,539
Boyd Gaming Corp.	12,677	264,949
Brinker International, Inc.	2,358	56,592
Carrols Restaurant Group, Inc. (a)	5,817	28,154
Century Casinos, Inc. (a)	4,839	20,082
Chuy's Holdings, Inc. (a)	2,621	39,000
Cracker Barrel Old Country Store, Inc.	2,189	242,782
Dave & Buster's Entertainment, Inc.	4,727	63,011
Del Taco Restaurants, Inc. (a)	5,141	30,486
Denny's Corp. (a)	3,041	30,714
Dine Brands Global, Inc.	2,330	98,093
El Pollo Loco Holdings, Inc. (a)(b)	2,660	39,262
Eldorado Resorts, Inc. (a)	752	30,125
Everi Holdings, Inc. (a)	8,366	43,169
Fiesta Restaurant Group, Inc. (a)	2,808	17,915
GAN Ltd.	250	6,363
Golden Entertainment, Inc. (a)	1,527	13,621
International Game Technology PLC	15,775	140,398
Jack in the Box, Inc.	3,199	237,014
Kura Sushi U.S.A., Inc. Class A (a)(b)	525	7,497
Marriott Vacations Worldwide Corp.	5,605	460,787
Monarch Casino & Resort, Inc. (a)	575	19,596
Nathan's Famous, Inc.	451	25,364
Noodles & Co. (a)	2,570	15,549
Papa John's International, Inc.	766	60,828
Penn National Gaming, Inc. (a)	10,607	323,938
PlayAGS, Inc. (a)	3,231	10,921
RCI Hospitality Holdings, Inc.	1,549	21,469
Red Robin Gourmet Burgers, Inc. (a)(b)	2,038	20,788
Red Rock Resorts, Inc.	2,604	28,410
Scientific Games Corp. Class A (a)	2,590	40,041
SeaWorld Entertainment, Inc. (a)	4,531	67,104
Target Hospitality Corp. (a)	4,576	7,733
The Cheesecake Factory, Inc.	6,745	154,595
		2,768,689
Household Durables - 1.8%
Beazer Homes U.S.A., Inc. (a)	4,496	45,275
Casper Sleep, Inc. (b)	1,116	10,011
Century Communities, Inc. (a)	4,673	143,274
Ethan Allen Interiors, Inc.	3,686	43,605
GoPro, Inc. Class A (a)	2,504	11,919
Green Brick Partners, Inc. (a)	3,801	45,042
Hamilton Beach Brands Holding Co. Class A	690	8,211
Hooker Furniture Corp.	1,735	33,746
KB Home	12,016	368,651
La-Z-Boy, Inc.	7,093	191,937
Legacy Housing Corp. (a)	956	13,594
Lifetime Brands, Inc. (b)	2,094	14,072
M.D.C. Holdings, Inc.	8,116	289,741
M/I Homes, Inc. (a)	4,456	153,465
Meritage Homes Corp. (a)	5,616	427,490
Taylor Morrison Home Corp. (a)	18,121	349,554
TRI Pointe Homes, Inc. (a)	20,656	303,437
Tupperware Brands Corp. (b)	7,820	37,145
Turtle Beach Corp. (a)	2,174	32,001
Universal Electronics, Inc. (a)	275	12,876
VOXX International Corp. (a)	3,077	17,785
		2,552,831
Internet & Direct Marketing Retail - 0.2%
Duluth Holdings, Inc. (a)	1,726	12,721
Groupon, Inc. (a)	3,668	66,464
Lands' End, Inc. (a)	1,837	14,769
Liquidity Services, Inc. (a)	4,668	27,821
Overstock.com, Inc. (a)(b)	1,161	33,007
Quotient Technology, Inc. (a)	6,032	44,154
Stitch Fix, Inc. (a)(b)	1,394	34,766
The Rubicon Project, Inc. (a)	7,295	48,658
U.S. Auto Parts Network, Inc. (a)	214	1,853
		284,213
Leisure Products - 0.7%
Acushnet Holdings Corp. (b)	4,194	145,909
Callaway Golf Co.	14,879	260,531
Clarus Corp.	3,520	40,762
Escalade, Inc. (b)	1,612	22,504
Johnson Outdoors, Inc. Class A	416	37,864
Nautilus, Inc. (a)	4,719	43,745
Smith & Wesson Brands, Inc. (a)	8,675	186,686
Sturm, Ruger & Co., Inc.	324	24,624
Vista Outdoor, Inc. (a)	9,271	133,966
		896,591
Multiline Retail - 0.4%
Big Lots, Inc. (b)	5,744	241,248
Dillard's, Inc. Class A (b)	1,184	30,535
Macy's, Inc.	49,524	340,725
		612,508
Specialty Retail - 2.8%
Aaron's, Inc. Class A	9,353	424,626
Abercrombie & Fitch Co. Class A (b)	9,728	103,506
America's Car Mart, Inc. (a)	234	20,562
American Eagle Outfitters, Inc. (b)	23,957	261,131
Asbury Automotive Group, Inc. (a)	1,853	143,292
At Home Group, Inc. (a)(b)	7,958	51,647
Bed Bath & Beyond, Inc. (b)	20,142	213,505
Boot Barn Holdings, Inc. (a)	397	8,559
Caleres, Inc.	6,085	50,749
Chico's FAS, Inc.	20,727	28,603
Citi Trends, Inc.	1,697	34,313
Conn's, Inc. (a)(b)	2,744	27,687
DSW, Inc. Class A	8,195	55,480
Express, Inc. (a)	11,104	17,100
GameStop Corp. Class A (a)(b)	9,076	39,390
Genesco, Inc. (a)	2,229	48,280
Group 1 Automotive, Inc.	2,761	182,143
Guess?, Inc. (b)	6,909	66,810
Haverty Furniture Companies, Inc.	2,613	41,808
Hibbett Sports, Inc. (a)	2,603	54,507
Hudson Ltd. (a)	6,744	32,843
Lithia Motors, Inc. Class A (sub. vtg.)	1,791	271,032
Lumber Liquidators Holdings, Inc. (a)(b)	3,949	54,733
MarineMax, Inc. (a)	3,256	72,902
Michaels Companies, Inc. (a)(b)	11,854	83,808
Monro, Inc.	2,655	145,866
National Vision Holdings, Inc. (a)	2,204	67,266
Office Depot, Inc.	82,824	194,636
Rent-A-Center, Inc.	870	24,203
Sally Beauty Holdings, Inc. (a)	17,918	224,513
Shoe Carnival, Inc. (b)	1,471	43,056
Signet Jewelers Ltd. (b)	8,270	84,933
Sleep Number Corp. (a)	2,651	110,388
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	3,781	120,652
The Buckle, Inc. (b)	4,573	71,705
The Cato Corp. Class A (sub. vtg.)	3,148	25,751
The Children's Place Retail Stores, Inc.	663	24,809
The Container Store Group, Inc. (a)(b)	2,933	9,503
Tilly's, Inc.	3,875	21,971
Urban Outfitters, Inc. (a)	10,940	166,507
Winmark Corp.	330	56,509
Zumiez, Inc. (a)	3,321	90,929
		3,872,213
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)(b)	7,314	34,010
G-III Apparel Group Ltd. (a)	7,169	95,276
Kontoor Brands, Inc.	8,155	145,241
Lakeland Industries, Inc. (a)	1,224	27,454
Movado Group, Inc.	2,453	26,591
Oxford Industries, Inc.	2,568	113,018
Rocky Brands, Inc.	1,222	25,124
Steven Madden Ltd.	7,513	185,496
Superior Group of Companies, Inc.	1,436	19,242
Unifi, Inc. (a)	2,130	27,434
Vera Bradley, Inc. (a)	3,580	15,895
Wolverine World Wide, Inc.	12,659	301,411
		1,016,192

TOTAL CONSUMER DISCRETIONARY		14,981,506

CONSUMER STAPLES - 3.5%
Beverages - 0.3%
Cott Corp.	24,874	342,018
Craft Brew Alliance, Inc. (a)(b)	1,879	28,918
MGP Ingredients, Inc.	526	19,307
New Age Beverages Corp. (a)	7,915	12,110
		402,353
Food & Staples Retailing - 1.2%
Andersons, Inc.	4,926	67,782
Chefs' Warehouse Holdings (a)	3,949	53,627
HF Foods Group, Inc. (a)	5,651	51,142
Ingles Markets, Inc. Class A	2,254	97,080
Natural Grocers by Vitamin Cottage, Inc. (b)	509	7,574
Performance Food Group Co. (a)	20,843	607,365
PriceSmart, Inc.	3,385	204,217
Rite Aid Corp. (a)	8,701	148,439
SpartanNash Co. (b)	5,627	119,574
United Natural Foods, Inc. (a)(b)	8,497	154,730
Village Super Market, Inc. Class A (b)	1,286	35,648
Weis Markets, Inc. (b)	1,510	75,681
		1,622,859
Food Products - 1.3%
Alico, Inc.	813	25,333
B&G Foods, Inc. Class A (b)	1,248	30,426
Bridgford Foods Corp. (a)	208	3,444
Cal-Maine Foods, Inc. (a)	3,331	148,163
Darling Ingredients, Inc. (a)	25,620	630,764
Farmer Brothers Co. (a)	2,529	18,563
Fresh Del Monte Produce, Inc. (b)	4,923	121,204
Hostess Brands, Inc. Class A (a)	10,769	131,597
J&J Snack Foods Corp.	1,752	222,732
Landec Corp. (a)	4,094	32,588
Limoneira Co.	1,969	28,531
Sanderson Farms, Inc.	721	83,557
Seneca Foods Corp. Class A (a)	1,008	34,080
The Simply Good Foods Co. (a)	13,588	252,465
Tootsie Roll Industries, Inc. (b)	372	12,748
		1,776,195
Household Products - 0.2%
Central Garden & Pet Co. (a)	1,849	66,546
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,615	122,151
Oil-Dri Corp. of America	806	27,968
WD-40 Co.	143	28,357
		245,022
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	6,356	126,739
Edgewell Personal Care Co. (a)	8,668	270,095
Nature's Sunshine Products, Inc. (a)	1,516	13,659
Revlon, Inc. (a)(b)	1,045	10,346
		420,839
Tobacco - 0.2%
Universal Corp.	3,862	164,174
Vector Group Ltd.	18,969	190,828
		355,002

TOTAL CONSUMER STAPLES		4,822,270

ENERGY - 4.4%
Energy Equipment & Services - 1.4%
Archrock, Inc.	20,626	133,863
Aspen Aerogels, Inc. (a)	2,938	19,332
Bristow Group, Inc. (a)	1,129	15,727
Cactus, Inc.	4,058	83,717
Championx Corp. (a)	29,623	289,120
DMC Global, Inc.	1,260	34,776
Dril-Quip, Inc. (a)	5,559	165,603
Exterran Corp. (a)	4,147	22,352
Frank's International NV (a)	24,442	54,506
Helix Energy Solutions Group, Inc. (a)	22,961	79,675
Liberty Oilfield Services, Inc. Class A (b)	9,902	54,263
Matrix Service Co. (a)	4,080	39,658
Nabors Industries Ltd.	1,116	41,314
Newpark Resources, Inc. (a)	14,063	31,360
Nextier Oilfield Solutions, Inc. (a)	25,671	62,894
Oceaneering International, Inc. (a)	15,749	100,636
Oil States International, Inc. (a)	9,502	45,135
Patterson-UTI Energy, Inc.	29,021	100,703
ProPetro Holding Corp. (a)	12,934	66,481
RPC, Inc. (b)	9,021	27,785
SEACOR Holdings, Inc. (a)	3,099	87,764
Select Energy Services, Inc. Class A (a)	9,325	45,693
Solaris Oilfield Infrastructure, Inc. Class A	4,574	33,939
Tidewater, Inc. (a)	6,335	35,413
Transocean Ltd. (United States) (a)	93,878	171,797
U.S. Silica Holdings, Inc. (b)	11,692	42,208
		1,885,714
Oil, Gas & Consumable Fuels - 3.0%
Adams Resources & Energy, Inc.	333	8,914
Antero Resources Corp. (a)	38,527	97,859
Arch Resources, Inc.	2,398	68,127
Ardmore Shipping Corp.	4,774	20,719
Berry Petroleum Corp.	11,155	53,879
Bonanza Creek Energy, Inc. (a)	2,971	44,030
Brigham Minerals, Inc. Class A	4,741	58,551
California Resources Corp. (a)(b)	8,816	10,756
Clean Energy Fuels Corp. (a)	20,755	46,076
CNX Resources Corp. (a)	29,488	255,071
Comstock Resources, Inc. (a)	3,200	14,016
CONSOL Energy, Inc. (a)(b)	4,598	23,312
Contango Oil & Gas Co. (a)	11,790	26,999
CVR Energy, Inc.	4,667	93,853
Delek U.S. Holdings, Inc.	9,917	172,655
DHT Holdings, Inc.	17,755	91,083
Diamond S Shipping, Inc. (a)(b)	4,381	35,004
Dorian LPG Ltd. (a)	4,613	35,705
Earthstone Energy, Inc. (a)	3,586	10,184
Energy Fuels, Inc. (a)	18,670	28,055
Evolution Petroleum Corp. (b)	4,141	11,595
Falcon Minerals Corp.	6,009	19,229
Frontline Ltd. (NY Shares)	18,756	130,917
Golar LNG Ltd. (b)	14,495	104,944
Goodrich Petroleum Corp. (a)	738	5,314
Green Plains, Inc. (b)	5,381	54,967
Gulfport Energy Corp. (a)	25,544	27,843
International Seaways, Inc.	3,932	64,249
Kosmos Energy Ltd.	64,081	106,374
Magnolia Oil & Gas Corp. Class A (a)	1,730	10,484
Matador Resources Co.(a)(b)	17,565	149,303
Montage Resources Corp. (a)	3,769	14,888
NACCO Industries, Inc. Class A	667	15,541
National Energy Services Reunited Corp. (a)	3,281	22,573
Nextdecade Corp. (a)	2,792	6,031
Nordic American Tanker Shipping Ltd. (b)	22,967	93,246
Overseas Shipholding Group, Inc. (a)	11,559	21,500
Ovintiv, Inc.	41,779	398,989
Par Pacific Holdings, Inc. (a)	6,296	56,601
PBF Energy, Inc. Class A	15,336	157,041
PDC Energy, Inc. (a)	15,858	197,274
Peabody Energy Corp.	9,937	28,619
Penn Virginia Corp. (a)(b)	2,415	23,015
PrimeEnergy Corp. (a)	81	5,758
Range Resources Corp.	34,043	191,662
Renewable Energy Group, Inc. (a)	6,081	150,687
Rex American Resources Corp. (a)	887	61,531
Scorpio Tankers, Inc. (b)	8,134	104,197
Ship Finance International Ltd. (NY Shares) (b)	14,660	136,191
SM Energy Co.	17,902	67,133
Southwestern Energy Co. (a)(b)	86,485	221,402
Talos Energy, Inc. (a)	1,750	16,100
Tellurian, Inc. (a)	23,271	26,762
Uranium Energy Corp. (a)	18,131	15,914
W&T Offshore, Inc. (a)(b)	15,089	34,403
Whiting Petroleum Corp. (a)(b)	11,060	12,498
World Fuel Services Corp.	9,911	255,307
		4,214,930

TOTAL ENERGY		6,100,644

FINANCIALS - 28.5%
Banks - 16.2%
1st Constitution Bancorp	1,588	19,691
1st Source Corp.	2,538	90,302
ACNB Corp.	1,432	37,490
Allegiance Bancshares, Inc.	2,997	76,094
Amalgamated Bank	2,055	25,975
American National Bankshares, Inc.	1,656	41,466
Ameris Bancorp	10,582	249,629
Ames National Corp.	1,354	26,728
Arrow Financial Corp.	2,000	59,460
Atlantic Capital Bancshares, Inc. (a)	3,612	43,922
Auburn National Bancorp., Inc.	369	21,066
Banc of California, Inc.	6,993	75,734
BancFirst Corp.	2,984	121,061
Bancorp, Inc., Delaware (a)	8,260	80,948
BancorpSouth Bank	15,735	357,814
Bank First National Corp.	56	3,590
Bank of Commerce Holdings	2,426	18,389
Bank of Marin Bancorp	2,079	69,293
Bank7 Corp.	227	2,464
BankFinancial Corp.	1,994	16,750
BankUnited, Inc.	14,753	298,748
Bankwell Financial Group, Inc.	1,203	19,128
Banner Corp.	5,542	210,596
Bar Harbor Bankshares	2,437	54,564
BayCom Corp. (a)	1,404	18,126
BCB Bancorp, Inc.	2,172	20,156
Berkshire Hills Bancorp, Inc.	7,642	84,215
Boston Private Financial Holdings, Inc.	12,848	88,394
Bridge Bancorp, Inc.	2,571	58,722
Brookline Bancorp, Inc., Delaware	12,175	122,724
Bryn Mawr Bank Corp.	3,081	85,220
Business First Bancshares, Inc.	1,969	30,224
Byline Bancorp, Inc.	3,762	49,282
C & F Financial Corp.	619	20,582
Cadence Bancorp Class A	19,958	176,828
California Bancorp, Inc. (a)	1,174	17,493
Cambridge Bancorp (b)	799	47,333
Camden National Corp.	2,309	79,753
Capital Bancorp, Inc. (a)	1,466	15,686
Capital City Bank Group, Inc.	2,095	43,890
Capstar Financial Holdings, Inc.	2,625	31,500
Carter Bank & Trust	3,723	30,045
Cathay General Bancorp	12,065	317,310
CB Financial Services, Inc.	719	15,689
CBTX, Inc.	2,760	57,960
Central Pacific Financial Corp.	4,333	69,458
Central Valley Community Bancorp	1,589	24,455
Century Bancorp, Inc. Class A (non-vtg.)	423	32,876
Chemung Financial Corp.	653	17,827
ChoiceOne Financial Services, Inc.	1,083	32,013
CIT Group, Inc.	15,914	329,897
Citizens & Northern Corp.	2,171	44,831
Citizens Holding Co.	720	18,000
City Holding Co.	2,506	163,316
Civista Bancshares, Inc.	2,461	37,899
CNB Financial Corp., Pennsylvania	2,434	43,642
Coastal Financial Corp. of Washington (a)	1,316	19,108
Codorus Valley Bancorp, Inc.	1,420	19,639
Colony Bankcorp, Inc.	1,356	15,960
Columbia Banking Systems, Inc.	11,426	323,870
Community Bank System, Inc.	8,178	466,310
Community Bankers Trust Corp.	3,864	21,252
Community Financial Corp.	878	21,423
Community Trust Bancorp, Inc.	2,370	77,641
ConnectOne Bancorp, Inc.	5,875	94,705
County Bancorp, Inc.	764	15,991
CrossFirst Bankshares, Inc. (a)(b)	7,912	77,379
Customers Bancorp, Inc. (a)	4,289	51,554
CVB Financial Corp.	20,590	385,857
Delmar Bancorp	1,545	10,151
Eagle Bancorp Montana, Inc.	972	16,893
Eagle Bancorp, Inc.	5,065	165,879
Enterprise Bancorp, Inc.	1,395	33,229
Enterprise Financial Services Corp.	3,829	119,158
Equity Bancshares, Inc. (a)	2,275	39,676
Esquire Financial Holdings, Inc. (a)	766	12,945
Evans Bancorp, Inc.	737	17,143
Farmers & Merchants Bancorp, Inc. (b)	1,582	33,602
Farmers National Banc Corp.	4,058	48,128
FB Financial Corp. (b)	2,806	69,505
Fidelity D & D Bancorp, Inc. (b)	620	29,816
Financial Institutions, Inc.	2,407	44,794
First Bancorp, North Carolina	4,544	113,964
First Bancorp, Puerto Rico	34,562	193,202
First Bancshares, Inc.	3,339	75,128
First Bank Hamilton New Jersey	2,932	19,117
First Busey Corp.	7,986	148,939
First Business Finance Services, Inc.	1,229	20,217
First Capital, Inc. (b)	542	37,653
First Choice Bancorp	1,804	29,550
First Commonwealth Financial Corp.	15,367	127,239
First Community Bankshares, In	2,638	59,223
First Community Corp.	1,089	16,498
First Financial Bancorp, Ohio	15,734	218,545
First Financial Corp., Indiana	2,131	78,506
First Foundation, Inc.	4,785	78,187
First Guaranty Bancshares, Inc.	512	6,262
First Internet Bancorp	1,664	27,656
First Interstate Bancsystem, Inc.	6,768	209,537
First Merchants Corp.	8,566	236,165
First Mid-Illinois Bancshares, Inc.	2,263	59,358
First Midwest Bancorp, Inc., Delaware	18,227	243,330
First Northwest Bancorp	1,551	19,263
First of Long Island Corp.	3,531	57,697
First Savings Financial Group, Inc.	288	12,479
First United Corp.	1,018	13,580
First Western Financial, Inc. (a)	970	13,823
Flushing Financial Corp.	4,160	47,923
FNCM Bancorp, Inc.	3,100	17,825
Franklin Financial Network, Inc.	2,013	51,835
Franklin Financial Services Corp.	759	19,658
Fulton Financial Corp.	25,694	270,558
FVCBankcorp, Inc. (a)	1,832	19,712
German American Bancorp, Inc.	3,885	120,824
Glacier Bancorp, Inc.	13,666	482,273
Great Southern Bancorp, Inc.	1,685	68,007
Great Western Bancorp, Inc.	6,915	95,150
Guaranty Bancshares, Inc. Texas	1,070	27,681
Hancock Whitney Corp.	13,870	294,044
Hanmi Financial Corp.	4,329	42,035
HarborOne Bancorp, Inc.	8,312	70,984
Hawthorn Bancshares, Inc.	1,040	20,478
HBT Financial, Inc.	1,531	20,408
Heartland Financial U.S.A., Inc.	5,497	183,820
Heritage Commerce Corp.	9,146	68,641
Heritage Financial Corp., Washington	5,701	114,020
Hilltop Holdings, Inc.	11,433	210,939
Home Bancshares, Inc.	24,343	374,395
HomeTrust Bancshares, Inc.	2,420	38,720
Hope Bancorp, Inc.	18,927	174,507
Horizon Bancorp, Inc. Indiana	6,932	74,103
Howard Bancorp, Inc. (a)	2,342	24,872
IBERIABANK Corp.	8,390	382,081
Independent Bank Corp.	3,299	48,990
Independent Bank Corp., Massachusetts	4,883	327,600
Independent Bank Group, Inc. (b)	5,959	241,459
International Bancshares Corp.	8,488	271,786
Investar Holding Corp.	1,571	22,780
Investors Bancorp, Inc.	26,356	224,026
Lakeland Bancorp, Inc.	7,606	86,937
Lakeland Financial Corp.	3,639	169,541
Landmark Bancorp, Inc.	565	13,961
LCNB Corp.	1,889	30,148
Level One Bancorp, Inc.	909	15,217
Limestone Bancorp, Inc. (a)	774	10,178
Live Oak Bancshares, Inc.	4,646	67,413
Macatawa Bank Corp.	3,859	30,177
Mackinac Financial Corp.	1,677	17,390
Mainstreet Bancshares, Inc. (a)	1,264	16,685
Mercantil Bank Holding Corp. Class A (a)	3,563	53,588
Mercantile Bank Corp.	2,404	54,330
Meridian Bank/Malvern, PA (a)	683	10,826
Metrocity Bankshares, Inc. (b)	2,711	38,849
Metropolitan Bank Holding Corp. (a)	1,128	36,186
Mid Penn Bancorp, Inc.	1,253	23,093
Middlefield Banc Corp.	902	18,717
Midland States Bancorp, Inc.	3,537	52,878
MidWestOne Financial Group, Inc.	2,244	44,880
MVB Financial Corp.	1,757	23,368
National Bank Holdings Corp.	3,539	95,553
National Bankshares, Inc.	987	28,228
NBT Bancorp, Inc.	6,721	206,738
Nicolet Bankshares, Inc. (a)(b)	1,478	80,994
Northeast Bank	1,328	23,306
Northrim Bancorp, Inc.	951	23,908
Norwood Financial Corp.	1,035	25,658
Oak Valley Bancorp Oakdale California	1,185	15,026
OceanFirst Financial Corp.	9,269	163,412
OFG Bancorp	8,203	109,674
Ohio Valley Banc Corp. (b)	737	16,619
Old National Bancorp, Indiana	25,999	357,746
Old Second Bancorp, Inc.	4,501	35,018
Origin Bancorp, Inc.	3,431	75,482
Orrstown Financial Services, Inc.	1,787	26,358
Pacific City Financial Corp.	2,158	22,227
Pacific Premier Bancorp, Inc.	13,498	292,637
Park National Corp.	2,272	159,903
Parke Bancorp, Inc.	1,786	24,200
Peapack-Gladstone Financial Corp.	2,883	53,999
Penns Woods Bancorp, Inc.	1,041	23,641
People's Utah Bancorp	2,372	53,299
Peoples Bancorp of North Carolina	846	14,949
Peoples Bancorp, Inc.	2,858	60,818
Peoples Financial Services Corp.	1,089	41,589
Plumas Bancorp	729	16,125
Preferred Bank, Los Angeles (b)	2,189	93,799
Premier Financial Bancorp, Inc.	2,042	26,178
Professional Holdings Corp. (A Shares)	680	9,438
QCR Holdings, Inc.	2,344	73,086
RBB Bancorp	2,523	34,439
Red River Bancshares, Inc.	844	37,043
Reliant Bancorp, Inc.	2,313	37,679
Renasant Corp.	8,664	215,734
Republic Bancorp, Inc., Kentucky Class A	1,489	48,705
Republic First Bancorp, Inc. (a)	7,858	19,174
Richmond Mutual Bancorp., Inc. (b)	1,991	22,379
S&T Bancorp, Inc.	6,192	145,202
Salisbury Bancorp, Inc.	392	16,068
Sandy Spring Bancorp, Inc.	7,358	182,331
SB Financial Group, Inc.	1,102	18,315
SB One Bancorp	1,455	28,664
Seacoast Banking Corp., Florida (a)	8,267	168,647
Select Bancorp, Inc. New (a)	2,772	22,564
ServisFirst Bancshares, Inc.	2,001	71,556
Shore Bancshares, Inc.	2,200	24,398
Sierra Bancorp	2,178	41,121
Silvergate Capital Corp. (a)(b)	2,454	34,356
Simmons First National Corp. Class A	17,248	295,113
SmartFinancial, Inc.	2,310	37,376
South Plains Financial, Inc.	1,830	26,059
South State Corp.	10,461	498,571
Southern First Bancshares, Inc. (a)	1,278	35,413
Southern National Bancorp of Virginia, Inc.	3,114	30,175
Southside Bancshares, Inc.	5,018	139,099
Spirit of Texas Bancshares, Inc. (a)	2,170	26,713
Stock Yards Bancorp, Inc.	2,783	111,877
Summit Financial Group, Inc.	1,742	28,708
Texas Capital Bancshares, Inc. (a)	8,091	249,769
The Bank of NT Butterfield & Son Ltd.	8,258	201,413
The Bank of Princeton	992	19,919
The First Bancorp, Inc.	1,558	33,809
Tompkins Financial Corp.	2,263	146,575
TowneBank	10,560	198,950
Trico Bancshares	4,185	127,433
TriState Capital Holdings, Inc. (a)	4,395	69,045
Triumph Bancorp, Inc. (a)	3,499	84,921
Trustmark Corp.	10,007	245,372
UMB Financial Corp.	6,937	357,602
Union Bankshares Corp.	12,442	288,157
United Bankshares, Inc., West Virginia	19,714	545,289
United Community Bank, Inc.	12,450	250,494
United Security Bancshares, California	2,459	16,451
Unity Bancorp, Inc.	1,303	18,633
Univest Corp. of Pennsylvania	4,483	72,356
Valley National Bancorp	63,312	495,100
Veritex Holdings, Inc.	7,799	138,042
Washington Trust Bancorp, Inc.	2,687	87,999
WesBanco, Inc.	10,555	214,372
West Bancorp., Inc.	2,274	39,772
Westamerica Bancorp.	3,605	206,999
		22,615,029
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	5,066	164,645
Assetmark Financial Holdings, Inc. (a)	1,487	40,580
Associated Capital Group, Inc.	329	12,071
B. Riley Financial, Inc.	3,089	67,217
BGC Partners, Inc. Class A	48,318	132,391
Blucora, Inc. (a)	6,849	78,216
Cowen Group, Inc. Class A	2,765	44,821
Diamond Hill Investment Group, Inc.	493	56,039
Donnelley Financial Solutions, Inc. (a)	4,748	39,883
Federated Hermes, Inc. Class B (non-vtg.)	10,917	258,733
Gain Capital Holdings, Inc.	3,368	20,275
GAMCO Investors, Inc. Class A	138	1,837
INTL FCStone, Inc. (a)	2,413	132,715
Och-Ziff Capital Management Group LLC Class A	2,899	37,484
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,495	32,576
Piper Jaffray Companies	2,790	165,056
Safeguard Scientifics, Inc.	3,202	22,414
Silvercrest Asset Management Group Class A	738	9,380
Stifel Financial Corp.	10,614	503,422
Value Line, Inc.	27	729
Virtus Investment Partners, Inc.	1,065	123,849
Waddell & Reed Financial, Inc. Class A (b)	10,222	158,543
Westwood Holdings Group, Inc.	1,199	18,884
WisdomTree Investments, Inc.	22,989	79,772
		2,201,532
Consumer Finance - 1.0%
Encore Capital Group, Inc. (a)	4,974	170,011
Enova International, Inc. (a)	4,772	70,960
EZCORP, Inc. (non-vtg.) Class A (a)	7,703	48,529
Green Dot Corp. Class A (a)	7,412	363,781
LendingClub Corp. (a)	10,919	49,681
Navient Corp.	30,661	215,547
Nelnet, Inc. Class A	2,787	133,051
Oportun Financial Corp. (a)	3,102	41,691
PRA Group, Inc. (a)	7,186	277,811
Regional Management Corp. (a)	1,342	23,767
World Acceptance Corp. (a)(b)	785	51,433
		1,446,262
Diversified Financial Services - 0.5%
A-Mark Precious Metals, Inc. (a)	757	14,421
Alerus Financial Corp.	2,361	46,653
Banco Latinoamericano de Comercio Exterior SA Series E	4,830	55,545
Cannae Holdings, Inc. (a)	13,488	554,357
Marlin Business Services Corp.	1,520	12,859
Rafael Holdings, Inc. (a)	1,422	20,434
SWK Holdings Corp. (a)	562	6,733
		711,002
Insurance - 3.1%
AMBAC Financial Group, Inc. (a)	7,163	102,574
American Equity Investment Life Holding Co.	14,464	357,405
Amerisafe, Inc.	3,055	186,844
Argo Group International Holdings, Ltd.	5,147	179,270
Citizens, Inc. Class A (a)(b)	7,798	46,710
CNO Financial Group, Inc.	22,904	356,615
Crawford & Co. Class A	2,256	17,800
Donegal Group, Inc. Class A	1,831	26,037
Employers Holdings, Inc.	4,736	142,790
Enstar Group Ltd. (a)	1,912	292,096
FBL Financial Group, Inc. Class A	1,491	53,512
Fednat Holding Co.	1,799	19,915
Genworth Financial, Inc. Class A (a)	80,704	186,426
Global Indemnity Ltd.	1,221	29,231
Goosehead Insurance (a)	1,803	135,513
Greenlight Capital Re, Ltd. (a)(b)	4,678	30,501
HCI Group, Inc.	741	34,219
Heritage Insurance Holdings, Inc.	3,648	47,752
Horace Mann Educators Corp.	6,595	242,234
Independence Holding Co.	691	21,138
Investors Title Co.	183	22,202
James River Group Holdings Ltd.	600	27,000
MBIA, Inc. (a)	10,997	79,728
National General Holdings Corp.	5,715	123,501
National Western Life Group, Inc.	410	83,308
NI Holdings, Inc. (a)	1,467	21,668
ProAssurance Corp.	8,453	122,315
ProSight Global, Inc.	1,429	12,718
Protective Insurance Corp. Class B	1,346	20,284
RLI Corp.	803	65,926
Safety Insurance Group, Inc.	2,335	178,067
Selective Insurance Group, Inc.	9,421	496,864
State Auto Financial Corp.	2,864	51,122
Stewart Information Services Corp.	3,722	121,002
Third Point Reinsurance Ltd. (a)	12,747	95,730
Tiptree, Inc.	3,910	25,220
United Fire Group, Inc.	3,268	90,556
United Insurance Holdings Corp.	3,166	24,758
Universal Insurance Holdings, Inc.	3,484	61,841
Vericity, Inc. (a)	270	2,870
Watford Holdings Ltd. (a)	2,655	44,312
		4,279,574
Mortgage Real Estate Investment Trusts - 2.7%
Anworth Mortgage Asset Corp.	14,945	25,407
Apollo Commercial Real Estate Finance, Inc.	24,571	241,042
Arbor Realty Trust, Inc.	16,482	152,294
Ares Commercial Real Estate Corp.	4,919	44,861
Arlington Asset Investment Corp.	6,310	18,741
Armour Residential REIT, Inc.	10,497	98,567
Blackstone Mortgage Trust, Inc.	20,794	500,927
Broadmark Realty Capital, Inc.	20,477	193,917
Capstead Mortgage Corp.	15,179	83,333
Cherry Hill Mortgage Investment Corp.	2,317	20,899
Chimera Investment Corp.	30,605	294,114
Colony NorthStar Credit Real Estate, Inc.	13,539	95,044
Dynex Capital, Inc.	3,474	49,678
Ellington Financial LLC	6,559	77,265
Ellington Residential Mortgage REIT	1,318	13,575
Granite Point Mortgage Trust, Inc.	8,976	64,448
Great Ajax Corp.	3,115	28,658
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,717	305,006
Invesco Mortgage Capital, Inc. (b)	30,373	113,595
KKR Real Estate Finance Trust, Inc. (b)	4,552	75,472
Ladder Capital Corp. Class A	16,775	135,878
MFA Financial, Inc.	73,366	182,681
New York Mortgage Trust, Inc.	61,471	160,439
Orchid Island Capital, Inc. (b)	10,663	50,223
PennyMac Mortgage Investment Trust	15,787	276,746
Redwood Trust, Inc.	18,561	129,927
TPG RE Finance Trust, Inc.	9,873	84,908
Two Harbors Investment Corp.	44,160	222,566
Western Asset Mortgage Capital Corp.	9,263	25,381
ZAIS Financial Corp.	5,795	50,359
		3,815,951
Thrifts & Mortgage Finance - 3.4%
Axos Financial, Inc. (a)	8,476	187,150
Bogota Financial Corp.	827	7,228
Bridgewater Bancshares, Inc. (a)	3,494	35,814
Capitol Federal Financial, Inc.	20,982	231,012
Columbia Financial, Inc. (a)	5,542	77,339
Dime Community Bancshares, Inc.	4,433	60,865
ESSA Bancorp, Inc.	1,397	19,446
Essent Group Ltd.	17,286	626,963
Farmer Mac Class C (non-vtg.)	1,127	72,139
First Defiance Financial Corp.	5,898	104,218
Flagstar Bancorp, Inc.	5,676	167,045
FS Bancorp, Inc.	551	21,252
Greene County Bancorp, Inc.	388	8,652
Hingham Institution for Savings	210	35,234
Home Bancorp, Inc.	1,202	32,154
HomeStreet, Inc.	3,603	88,670
Kearny Financial Corp.	9,469	77,456
Luther Burbank Corp.	2,700	27,000
Merchants Bancorp/IN	1,367	25,276
Meridian Bancorp, Inc. Maryland	7,455	86,478
Meta Financial Group, Inc.	5,333	96,901
MMA Capital Management, LLC (a)	684	15,814
NMI Holdings, Inc. (a)	10,102	162,440
Northfield Bancorp, Inc.	6,964	80,225
Northwest Bancshares, Inc.	18,674	190,942
Oconee Federal Financial Corp.	146	3,762
OP Bancorp	1,839	12,689
PCSB Financial Corp.	2,515	31,890
PDL Community Bancorp (a)	1,105	11,249
Pennymac Financial Services, Inc.	6,515	272,262
Pioneer Bancorp, Inc. (a)	1,874	17,147
Provident Bancorp, Inc.	1,428	11,224
Provident Financial Holdings, Inc.	1,052	14,107
Provident Financial Services, Inc.	9,987	144,312
Prudential Bancorp, Inc.	1,543	18,578
Radian Group, Inc.	29,526	457,948
Riverview Bancorp, Inc.	3,898	22,024
Security National Financial Corp. Class A	1,332	8,984
Southern Missouri Bancorp, Inc.	1,303	31,663
Standard AVB Financial Corp.	606	14,059
Sterling Bancorp, Inc.	3,173	11,359
Territorial Bancorp, Inc.	1,199	28,524
Timberland Bancorp, Inc.	1,356	24,693
Trustco Bank Corp., New York	15,123	95,729
Walker & Dunlop, Inc.	4,116	209,134
Washington Federal, Inc.	12,005	322,214
Waterstone Financial, Inc.	3,357	49,784
Westfield Financial, Inc.	3,412	19,755
WMI Holdings Corp. (a)	12,189	151,631
WSFS Financial Corp.	8,036	230,633
		4,753,067

TOTAL FINANCIALS		39,822,417

HEALTH CARE - 6.1%
Biotechnology - 2.8%
Abeona Therapeutics, Inc. (a)	6,380	18,598
ADMA Biologics, Inc. (a)	1,155	3,384
Aduro Biotech, Inc. (a)	1,155	2,668
Adverum Biotechnologies, Inc. (a)	1,614	33,700
Aeglea BioTherapeutics, Inc. (a)	995	9,204
Albireo Pharma, Inc. (a)	654	17,324
AnaptysBio, Inc. (a)	3,434	76,716
Anika Therapeutics, Inc. (a)	2,237	84,402
Applied Genetic Technologies Corp. (a)	3,696	20,476
Aptinyx, Inc. (a)	3,875	16,159
Arena Pharmaceuticals, Inc. (a)	8,237	518,519
Assembly Biosciences, Inc. (a)	2,356	54,942
Atara Biotherapeutics, Inc. (a)	2,376	34,618
Atreca, Inc.	243	5,171
AVEO Pharmaceuticals, Inc. (a)	933	4,805
Avid Bioservices, Inc. (a)	793	5,206
Axcella Health, Inc. (a)	136	752
BeyondSpring, Inc. (a)	94	1,418
BioCryst Pharmaceuticals, Inc. (a)	5,282	25,169
Cabaletta Bio, Inc. (a)	2,013	22,425
CASI Pharmaceuticals, Inc. (a)(b)	1,014	2,535
Catabasis Pharmaceuticals, Inc. (a)	898	5,774
Catalyst Biosciences, Inc. (a)	2,864	16,812
Cel-Sci Corp. (a)(b)	784	11,697
Cellular Biomedicine Group, Inc. (a)	599	8,967
Chimerix, Inc. (a)	8,477	26,279
Cidara Therapeutics, Inc. (a)	1,198	4,421
Concert Pharmaceuticals, Inc. (a)	4,512	44,894
Cortexyme, Inc. (a)	163	7,547
Cyclerion Therapeutics, Inc. (a)	3,535	20,892
Cytokinetics, Inc. (a)	1,081	25,479
Dyadic International, Inc. (a)	588	5,092
Dynavax Technologies Corp. (a)(b)	2,236	19,833
Enanta Pharmaceuticals, Inc. (a)	2,783	139,734
Enochian Biosciences, Inc. (a)(b)	2,220	9,346
Epizyme, Inc. (a)(b)	5,297	85,070
Exicure, Inc. (a)	1,327	3,238
FibroGen, Inc. (a)	1,897	76,885
Five Prime Therapeutics, Inc. (a)	4,221	25,748
G1 Therapeutics, Inc. (a)(b)	2,890	70,111
Geron Corp. (a)(b)	29,288	63,848
GlycoMimetics, Inc. (a)	5,360	20,154
Gossamer Bio, Inc. (a)	4,568	59,384
Gritstone Oncology, Inc. (a)(b)	4,037	26,806
Hookipa Pharma, Inc. (a)(b)	123	1,429
iBio, Inc. (a)	941	2,089
Ideaya Biosciences, Inc. (a)	1,551	22,040
Immunic, Inc. (a)	236	2,860
ImmunoGen, Inc. (a)	15,651	71,995
Iveric Bio, Inc. (a)	7,215	36,797
Jounce Therapeutics, Inc. (a)(b)	2,895	19,976
Kalvista Pharmaceuticals, Inc. (a)	1,812	21,925
Keros Therapeutics, Inc.	81	3,038
Kezar Life Sciences, Inc. (a)	4,107	21,274
Kindred Biosciences, Inc. (a)	1,194	5,361
Kiniksa Pharmaceuticals Ltd. (a)(b)	185	4,714
Macrogenics, Inc. (a)	4,924	137,478
Magenta Therapeutics, Inc. (a)	455	3,417
Marker Therapeutics, Inc. (a)	1,378	2,852
MEI Pharma, Inc. (a)	2,552	10,540
MeiraGTx Holdings PLC (a)	297	3,718
Mirum Pharmaceuticals, Inc. (a)(b)	522	10,158
Momenta Pharmaceuticals, Inc. (a)	1,167	38,826
Myriad Genetics, Inc. (a)	11,248	127,552
NantKwest, Inc. (a)	685	8,412
Natera, Inc. (a)	691	34,453
NextCure, Inc. (a)(b)	121	2,594
Novavax, Inc. (a)(b)	6,767	564,029
Nymox Pharmaceutical Corp. (a)	245	870
Opko Health, Inc. (a)(b)	63,364	216,071
Orgenesis, Inc. (a)	2,357	14,331
ORIC Pharmaceuticals, Inc. (a)	105	3,542
Passage Bio, Inc. (a)	838	22,903
PDL BioPharma, Inc. (a)	17,811	51,830
Precigen, Inc. (a)(b)	2,134	10,649
Precision BioSciences, Inc. (a)	455	3,790
Principia Biopharma, Inc. (a)	409	24,454
Prothena Corp. PLC (a)	4,931	51,578
Rubius Therapeutics, Inc. (a)	4,667	27,909
Savara, Inc. (a)	7,384	18,386
Selecta Biosciences, Inc. (a)	5,735	16,287
Soleno Therapeutics, Inc. (a)	663	1,472
Solid Biosciences, Inc. (a)(b)	3,009	8,816
Spectrum Pharmaceuticals, Inc. (a)	17,725	59,911
Spero Therapeutics, Inc. (a)	315	4,262
Sutro Biopharma, Inc. (a)(b)	373	2,894
TCR2 Therapeutics, Inc. (a)(b)	2,414	37,079
TG Therapeutics, Inc. (a)	2,255	43,927
Turning Point Therapeutics, Inc. (a)	255	16,470
UroGen Pharma Ltd. (a)	1,218	31,814
Vanda Pharmaceuticals, Inc. (a)	8,638	98,819
Vaxart, Inc. (a)	1,115	9,868
VBI Vaccines, Inc. (a)(b)	5,213	16,160
Verastem, Inc. (a)	15,577	26,792
Vericel Corp. (a)	916	12,659
Viking Therapeutics, Inc. (a)(b)	9,715	70,045
X4 Pharmaceuticals, Inc. (a)	2,534	23,617
Xbiotech, Inc. (a)	2,298	31,506
Xencor, Inc. (a)	513	16,616
XOMA Corp. (a)	162	3,201
Zentalis Pharmaceuticals, Inc.	116	5,570
ZIOPHARM Oncology, Inc. (a)	10,981	36,018
		3,913,845
Health Care Equipment & Supplies - 0.9%
Alphatec Holdings, Inc. (a)	835	3,925
Angiodynamics, Inc. (a)	5,822	59,210
Aspira Women's Health, Inc. (a)	126	484
Avanos Medical, Inc. (a)	7,592	223,129
Bovie Medical Corp. (a)(b)	5,149	28,577
Chembio Diagnostics, Inc. (a)	395	1,284
Cryolife, Inc. (a)	1,107	21,221
Fonar Corp. (a)	1,000	21,370
Heska Corp. (a)	709	66,058
Inogen, Inc. (a)	984	34,952
Integer Holdings Corp. (a)	1,936	141,425
IntriCon Corp. (a)	1,332	18,009
Invacare Corp.	5,390	34,334
LeMaitre Vascular, Inc.	551	14,546
LivaNova PLC (a)	2,302	110,795
Meridian Bioscience, Inc. (a)	884	20,588
Misonix, Inc. (a)	1,314	17,831
Natus Medical, Inc. (a)	3,657	79,796
OraSure Technologies, Inc. (a)	3,919	45,578
Orthofix International NV (a)	2,979	95,328
Rockwell Medical Technologies, Inc. (a)(b)	992	1,934
RTI Biologics, Inc. (a)	9,062	28,817
Seaspine Holdings Corp. (a)	4,187	43,838
Sientra, Inc. (a)(b)	1,580	6,115
Utah Medical Products, Inc.	97	8,596
Varex Imaging Corp. (a)	5,985	90,673
Venus Concept, Inc. (a)	1,070	3,734
ViewRay, Inc. (a)	11,181	25,045
		1,247,192
Health Care Providers & Services - 1.3%
American Renal Associates Holdings, Inc. (a)	1,830	11,932
Avalon GloboCare Corp. (a)	705	1,340
BioScrip, Inc. (a)	352	4,886
Brookdale Senior Living, Inc. (a)	29,160	86,022
Community Health Systems, Inc. (a)(b)	13,623	41,005
Covetrus, Inc. (a)	15,604	279,156
Cross Country Healthcare, Inc. (a)	5,532	34,077
Enzo Biochem, Inc. (a)	7,807	17,488
Five Star Sr Living, Inc. (a)	2,920	11,388
Hanger, Inc. (a)	5,224	86,509
Magellan Health Services, Inc. (a)	2,103	153,477
MEDNAX, Inc. (a)	13,178	225,344
National Healthcare Corp.	1,974	125,231
Owens & Minor, Inc. (b)	9,891	75,369
Patterson Companies, Inc. (b)	13,481	296,582
Tenet Healthcare Corp. (a)	14,969	271,089
Tivity Health, Inc. (a)	3,682	41,717
Triple-S Management Corp. (b)	3,351	63,736
		1,826,348
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	22,948	155,358
Computer Programs & Systems, Inc.	2,078	47,358
Evolent Health, Inc. (a)	10,262	73,065
HealthStream, Inc. (a)	4,136	91,530
Nextgen Healthcare, Inc. (a)	8,790	96,514
		463,825
Life Sciences Tools & Services - 0.1%
Fluidigm Corp. (a)	10,385	41,644
Harvard Bioscience, Inc. (a)	6,090	18,879
Nanostring Technologies, Inc. (a)	818	24,008
Pacific Biosciences of California, Inc. (a)	3,056	10,543
		95,074
Pharmaceuticals - 0.7%
AcelRx Pharmaceuticals, Inc. (a)	9,891	11,968
Agile Therapeutics, Inc. (a)	558	1,551
Akcea Therapeutics, Inc. (a)	1,500	20,550
AMAG Pharmaceuticals, Inc. (a)(b)	4,893	37,431
ANI Pharmaceuticals, Inc. (a)	719	23,252
Aytu BioScience, Inc. (a)	3,817	5,420
Cassava Sciences, Inc. (a)	2,434	7,497
CorMedix, Inc. (a)	391	2,463
CymaBay Therapeutics, Inc. (a)	10,993	38,366
Endo International PLC (a)	20,633	70,771
Evofem Biosciences, Inc. (a)(b)	213	603
Evolus, Inc. (a)	1,998	10,589
Intra-Cellular Therapies, Inc. (a)	5,479	140,646
Lannett Co., Inc. (a)(b)	5,041	36,598
Mallinckrodt PLC (a)(b)	13,462	36,078
Menlo Therapeutics, Inc. (a)	14,664	25,369
MyoKardia, Inc. (a)	988	95,461
NGM Biopharmaceuticals, Inc. (a)	244	4,817
Osmotica Pharmaceuticals PLC (a)(b)	575	3,870
Paratek Pharmaceuticals, Inc. (a)	373	1,947
Phibro Animal Health Corp. Class A	198	5,201
Prestige Brands Holdings, Inc. (a)(b)	5,185	194,749
Revance Therapeutics, Inc. (a)	2,140	52,259
Strongbridge Biopharma PLC (a)	543	2,053
Supernus Pharmaceuticals, Inc. (a)	6,034	143,308
TherapeuticsMD, Inc. (a)(b)	6,312	7,890
Theravance Biopharma, Inc. (a)	1,032	21,662
Xeris Pharmaceuticals, Inc. (a)(b)	247	657
		1,003,026

TOTAL HEALTH CARE		8,549,310

INDUSTRIALS - 15.8%
Aerospace & Defense - 0.8%
AAR Corp.	5,347	110,522
Astronics Corp. (a)	3,658	38,628
Cubic Corp. (b)	4,441	213,301
Ducommun, Inc. (a)	1,716	59,837
Maxar Technologies, Inc. (b)	9,603	172,470
Moog, Inc. Class A	4,733	250,754
National Presto Industries, Inc.	752	65,717
Park Aerospace Corp.	2,883	32,117
Parsons Corp. (a)	989	35,841
Triumph Group, Inc.	8,233	74,179
Vectrus, Inc. (a)	1,144	56,205
		1,109,571
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	3,826	164,633
Echo Global Logistics, Inc. (a)	4,191	90,609
Forward Air Corp.	1,717	85,541
Hub Group, Inc. Class A (a)	5,214	249,542
Radiant Logistics, Inc. (a)	6,186	24,311
		614,636
Airlines - 0.6%
Allegiant Travel Co.	1,828	199,636
Hawaiian Holdings, Inc. (b)	6,288	88,284
Mesa Air Group, Inc. (a)	4,552	15,659
SkyWest, Inc.	8,021	261,645
Spirit Airlines, Inc. (a)(b)	14,015	249,467
		814,691
Building Products - 1.0%
American Woodmark Corp. (a)	2,693	203,725
Apogee Enterprises, Inc.	3,482	80,225
Builders FirstSource, Inc. (a)	1,743	36,080
Caesarstone Sdot-Yam Ltd.	3,427	40,610
Gibraltar Industries, Inc. (a)	4,040	193,960
Griffon Corp.	5,851	108,361
Insteel Industries, Inc.	2,929	55,856
Jeld-Wen Holding, Inc. (a)	10,782	173,698
NCI Building Systems, Inc. (a)	4,122	24,979
Patrick Industries, Inc.	203	12,434
PGT, Inc. (a)	5,791	90,803
Quanex Building Products Corp.	5,218	72,426
Resideo Technologies, Inc. (a)	19,869	232,865
Ufp Industries, Inc.	1,511	74,810
		1,400,832
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	10,654	386,740
ACCO Brands Corp.	14,583	103,539
ADS Waste Holdings, Inc. (a)	986	29,748
Brady Corp. Class A	1,946	91,112
BrightView Holdings, Inc. (a)	5,004	56,045
Casella Waste Systems, Inc. Class A (a)	981	51,130
CECO Environmental Corp. (a)	5,136	33,846
Cimpress PLC (a)	1,912	145,962
CompX International, Inc. Class A	289	3,994
Covanta Holding Corp.	11,272	108,098
Deluxe Corp.	6,040	142,182
Ennis, Inc.	4,036	73,213
Harsco Corp. (a)	12,427	167,889
Heritage-Crystal Clean, Inc. (a)	2,376	41,485
Herman Miller, Inc.	9,534	225,098
HNI Corp.	6,737	205,950
Interface, Inc.	7,600	61,864
KAR Auction Services, Inc.	20,761	285,671
Kimball International, Inc. Class B	5,698	65,869
Knoll, Inc.	7,900	96,301
Matthews International Corp. Class A	4,799	91,661
McGrath RentCorp.	1,655	89,387
Mobile Mini, Inc.	5,259	155,141
NL Industries, Inc.	1,496	5,101
PICO Holdings, Inc. (a)	2,468	20,805
Pitney Bowes, Inc. (b)	16,858	43,831
Quad/Graphics, Inc.	5,832	18,954
SP Plus Corp. (a)	3,641	75,405
Steelcase, Inc. Class A	13,661	164,752
Team, Inc. (a)	5,249	29,237
U.S. Ecology, Inc.	4,934	167,164
UniFirst Corp.	2,273	406,753
Viad Corp.	3,204	60,940
VSE Corp.	1,462	45,892
		3,750,759
Construction & Engineering - 2.0%
Aegion Corp. (a)	4,736	75,160
API Group Corp. (a)(c)	22,256	270,410
Arcosa, Inc.	7,715	325,573
Argan, Inc.	2,323	110,064
Comfort Systems U.S.A., Inc.	4,050	165,038
Concrete Pumping Holdings, Inc. (a)(b)	4,622	16,085
Construction Partners, Inc. Class A (a)	1,648	29,268
Dycom Industries, Inc. (a)(b)	1,368	55,938
EMCOR Group, Inc.	7,931	524,556
Fluor Corp.	22,364	270,157
Granite Construction, Inc. (b)	6,602	126,362
Great Lakes Dredge & Dock Corp. (a)	10,093	93,461
Ies Holdings, Inc. (a)	799	18,513
MasTec, Inc. (a)	8,413	377,491
MYR Group, Inc. (a)	944	30,123
Northwest Pipe Co. (a)	1,546	38,758
NV5 Holdings, Inc. (a)	136	6,913
Primoris Services Corp.	3,295	58,519
Sterling Construction Co., Inc. (a)	3,698	38,718
Tutor Perini Corp. (a)	6,472	78,829
Williams Scotsman Corp. (a)	3,903	47,968
		2,757,904
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	136	4,801
American Superconductor Corp. (a)	3,498	28,439
AZZ, Inc.	4,138	142,016
Bloom Energy Corp. Class A (a)(b)	827	8,998
Encore Wire Corp.	3,251	158,714
EnerSys	6,152	396,066
FuelCell Energy, Inc. (a)	11,378	25,714
LSI Industries, Inc.	4,060	26,268
Powell Industries, Inc.	1,418	38,839
Preformed Line Products Co.	479	23,955
Thermon Group Holdings, Inc. (a)	5,197	75,720
Ultralife Corp. (a)	1,400	9,814
		939,344
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	5,190	111,637
Machinery - 4.0%
Alamo Group, Inc.	295	30,279
Albany International Corp. Class A	865	50,784
Altra Industrial Motion Corp.	10,264	327,011
Astec Industries, Inc.	3,552	164,493
Barnes Group, Inc.	7,534	298,045
Blue Bird Corp. (a)	1,565	23,459
Chart Industries, Inc. (a)	5,751	278,866
CIRCOR International, Inc. (a)	3,172	80,823
Columbus McKinnon Corp. (NY Shares)	3,671	122,795
Douglas Dynamics, Inc.	266	9,342
Eastern Co.	961	17,173
Enerpac Tool Group Corp. Class A	5,349	94,142
EnPro Industries, Inc.	3,264	160,883
ESCO Technologies, Inc.	322	27,219
ExOne Co. (a)	409	3,497
Federal Signal Corp.	754	22,416
Franklin Electric Co., Inc.	512	26,890
Gencor Industries, Inc. (a)	1,407	17,784
Gorman-Rupp Co.	2,356	73,224
Graham Corp.	1,612	20,537
Greenbrier Companies, Inc. (b)	5,095	115,911
Helios Technologies, Inc.	2,605	97,036
Hillenbrand, Inc.	11,749	318,045
Hurco Companies, Inc.	972	27,187
Hyster-Yale Materials Handling Class A	1,538	59,459
Kennametal, Inc.	13,215	379,403
L.B. Foster Co. Class A (a)	1,664	21,249
Luxfer Holdings PLC sponsored	4,211	59,586
Lydall, Inc. (a)	2,711	36,761
Manitowoc Co., Inc. (a)	5,372	58,447
Mayville Engineering Co., Inc. (a)	1,052	8,311
Meritor, Inc. (a)	2,585	51,183
Miller Industries, Inc.	1,850	55,075
Mueller Industries, Inc.	8,811	234,196
Mueller Water Products, Inc. Class A	23,375	220,426
Navistar International Corp. (a)	7,963	224,557
NN, Inc.	6,682	31,673
Park-Ohio Holdings Corp.	1,320	21,899
REV Group, Inc.	3,999	24,394
Rexnord Corp.	15,608	454,973
SPX Corp. (a)	1,788	73,576
SPX Flow, Inc. (a)	6,768	253,394
Standex International Corp.	1,929	111,014
Terex Corp.	10,680	200,464
TriMas Corp. (a)	6,862	164,345
Wabash National Corp. (b)	8,309	88,242
Watts Water Technologies, Inc. Class A (b)	2,426	196,506
Welbilt, Inc. (a)	15,124	92,105
		5,529,079
Marine - 0.2%
Costamare, Inc. (b)	7,737	43,018
Eagle Bulk Shipping, Inc. (a)	7,721	16,909
Genco Shipping & Trading Ltd.	2,755	17,301
Matson, Inc.	6,775	197,153
Pangaea Logistics Solutions Ltd.	1,324	3,323
Safe Bulkers, Inc. (a)	9,099	11,101
Scorpio Bulkers, Inc.	811	12,408
		301,213
Professional Services - 1.0%
Acacia Research Corp. (a)	7,534	30,814
ASGN, Inc. (a)	1,408	93,885
Barrett Business Services, Inc.	1,097	58,284
BG Staffing, Inc.	1,446	16,369
CBIZ, Inc. (a)	6,786	162,660
CRA International, Inc.	299	11,811
GP Strategies Corp. (a)(b)	2,294	19,683
Heidrick & Struggles International, Inc.	3,025	65,401
Huron Consulting Group, Inc. (a)	3,273	144,830
ICF International, Inc.	1,456	94,392
Insperity, Inc.	2,955	191,277
Kelly Services, Inc. Class A (non-vtg.)	5,255	83,108
Korn Ferry	8,718	267,904
MISTRAS Group, Inc. (a)	2,731	10,787
Resources Connection, Inc.	4,759	56,965
TrueBlue, Inc. (a)	5,619	85,802
Willdan Group, Inc. (a)	501	12,530
		1,406,502
Road & Rail - 0.3%
ArcBest Corp.	3,984	105,616
Covenant Transport Group, Inc. Class A (a)	2,013	29,048
Heartland Express, Inc.	7,212	150,154
Hertz Global Holdings, Inc. (a)(b)	13,832	19,503
Marten Transport Ltd.	3,232	81,317
P.A.M. Transportation Services, Inc. (a)	236	7,257
U.S. Xpress Enterprises, Inc. (a)	3,933	23,598
Universal Logistics Holdings, Inc.	335	5,822
Werner Enterprises, Inc.	1,136	49,450
		471,765
Trading Companies & Distributors - 2.0%
Alta Equipment Group, Inc. (a)	2,688	20,886
Applied Industrial Technologies, Inc.	3,722	232,216
Beacon Roofing Supply, Inc. (a)	8,683	228,971
BMC Stock Holdings, Inc. (a)	10,718	269,451
CAI International, Inc. (a)	2,100	34,986
DXP Enterprises, Inc. (a)	2,611	51,985
Foundation Building Materials, Inc. (a)	2,615	40,820
GATX Corp. (b)	5,522	336,732
General Finance Corp. (a)	1,624	10,897
GMS, Inc. (a)	6,635	163,155
H&E Equipment Services, Inc.	5,083	93,934
Herc Holdings, Inc. (a)	3,651	112,195
Kaman Corp.	3,916	162,906
Lawson Products, Inc. (a)	268	8,646
MRC Global, Inc. (a)(b)	10,929	64,590
Nesco Holdings, Inc. Class A (a)	2,077	8,350
Now, Inc. (a)	17,509	151,103
Rush Enterprises, Inc.:
Class A	4,275	177,242
Class B	690	24,605
Systemax, Inc.	526	10,804
Textainer Group Holdings Ltd. (a)	8,346	68,270
Titan Machinery, Inc. (a)	3,033	32,938
Triton International Ltd.	8,113	245,337
Veritiv Corp. (a)	2,023	34,310
WESCO International, Inc. (a)	7,906	277,580
Willis Lease Finance Corp. (a)	488	11,849
		2,874,758

TOTAL INDUSTRIALS		22,082,691

INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.8%
ADTRAN, Inc.	7,568	82,718
Applied Optoelectronics, Inc. (a)(b)	3,340	36,306
CalAmp Corp. (a)	1,806	14,466
Comtech Telecommunications Corp.	3,876	65,466
Dasan Zhone Solutions, Inc. (a)	1,905	17,012
Digi International, Inc. (a)	4,545	52,949
Harmonic, Inc. (a)	15,141	71,920
Infinera Corp. (a)(b)	12,417	73,509
InterDigital, Inc.	3,338	189,031
KVH Industries, Inc. (a)	2,782	24,843
NETGEAR, Inc. (a)	4,617	119,534
NetScout Systems, Inc. (a)	11,253	287,627
PC-Tel, Inc.	2,785	18,604
Plantronics, Inc.	3,594	52,760
Sonus Networks, Inc. (a)	10,793	42,416
		1,149,161
Electronic Equipment & Components - 2.0%
Arlo Technologies, Inc. (a)	13,426	34,639
Bel Fuse, Inc. Class B (non-vtg.)	1,775	19,046
Belden, Inc. (b)	6,586	214,374
Benchmark Electronics, Inc.	5,755	124,308
CTS Corp.	5,060	101,402
Daktronics, Inc.	5,688	24,743
ePlus, Inc. (a)	348	24,597
FARO Technologies, Inc. (a)	170	9,112
Fitbit, Inc. (a)	12,490	80,685
II-VI, Inc. (a)(b)	1,716	81,030
Insight Enterprises, Inc. (a)	3,966	195,127
Kimball Electronics, Inc. (a)	3,726	50,450
Knowles Corp. (a)	14,142	215,807
Methode Electronics, Inc. Class A	4,756	148,673
MTS Systems Corp.	2,400	42,216
PC Connection, Inc.	1,627	75,428
Plexus Corp. (a)	854	60,258
Powerfleet, Inc. (a)	4,377	20,222
Rogers Corp. (a)	2,449	305,145
Sanmina Corp. (a)	10,630	266,175
ScanSource, Inc. (a)	3,983	95,950
TTM Technologies, Inc. (a)	15,898	188,550
Vishay Intertechnology, Inc.	20,758	316,975
Vishay Precision Group, Inc. (a)	1,975	48,546
		2,743,458
IT Services - 0.9%
Cardtronics PLC (a)	1,566	37,553
Conduent, Inc. (a)	23,458	56,065
Hackett Group, Inc.	446	6,039
Information Services Group, Inc. (a)	6,599	13,660
KBR, Inc.	19,871	448,091
Liveramp Holdings, Inc. (a)	2,008	85,280
ManTech International Corp. Class A	2,496	170,951
MoneyGram International, Inc.(a)	9,928	31,869
Perspecta, Inc.	3,842	89,250
PFSweb, Inc. (a)	644	4,302
ServiceSource International, Inc. (a)	13,773	21,761
StarTek, Inc. (a)	2,925	14,859
Sykes Enterprises, Inc. (a)	5,881	162,668
Unisys Corp. (a)	8,919	97,306
		1,239,654
Semiconductors & Semiconductor Equipment - 1.2%
Alpha & Omega Semiconductor Ltd. (a)	3,234	35,186
Ambarella, Inc. (a)	3,666	167,903
Amkor Technology, Inc. (a)	13,231	162,874
Axcelis Technologies, Inc. (a)	436	12,143
AXT, Inc. (a)	6,194	29,483
Cohu, Inc. (b)	6,076	105,358
Diodes, Inc. (a)	5,589	283,362
DSP Group, Inc. (a)	362	5,749
GSI Technology, Inc. (a)	2,839	20,384
MaxLinear, Inc. Class A (a)	4,260	91,420
NeoPhotonics Corp. (a)	2,419	21,481
NVE Corp.	59	3,648
Onto Innovation, Inc. (a)	5,705	194,198
PDF Solutions, Inc. (a)	306	5,985
Photronics, Inc. (a)	10,037	111,712
Rambus, Inc. (a)	18,003	273,646
SMART Global Holdings, Inc. (a)	138	3,751
SunPower Corp. (a)(b)	3,744	28,679
Synaptics, Inc. (a)	307	18,457
Veeco Instruments, Inc. (a)(b)	7,745	104,480
		1,679,899
Software - 0.9%
Asure Software, Inc. (a)	2,172	13,966
Cerence, Inc. (a)	5,853	239,037
Cloudera, Inc. (a)(b)	16,826	214,027
Digimarc Corp. (a)(b)	123	1,967
Ebix, Inc.	1,907	42,641
eGain Communications Corp. (a)	2,165	24,053
GTY Govtech, Inc. (a)(b)	7,152	29,788
MicroStrategy, Inc. Class A (a)	465	55,005
Park City Group, Inc. (a)	1,552	6,565
SeaChange International, Inc. (a)	4,947	7,470
SecureWorks Corp. (a)	1,329	15,190
Synchronoss Technologies, Inc. (a)	6,786	23,955
TeleNav, Inc. (a)	3,052	16,755
Verint Systems, Inc. (a)	5,676	256,442
VirnetX Holding Corp.	4,849	31,519
Xperi Holding Corp.	15,934	235,186
		1,213,566
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)(b)	18,494	129,273
Diebold Nixdorf, Inc. (a)(b)	6,614	40,081
Eastman Kodak Co. (a)	2,263	5,046
Immersion Corp. (a)	681	4,243
Intevac, Inc. (a)	2,811	15,348
Quantum Corp. (a)	3,832	14,792
Super Micro Computer, Inc. (a)	5,037	143,000
		351,783

TOTAL INFORMATION TECHNOLOGY		8,377,521

MATERIALS - 5.4%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc.	2,475	12,004
AdvanSix, Inc. (a)	4,324	50,764
AgroFresh Solutions, Inc. (a)	4,462	13,520
American Vanguard Corp.	3,739	51,449
Amyris, Inc. (a)(b)	10,151	43,345
Balchem Corp.	425	40,316
Ferro Corp. (a)	3,357	40,083
FutureFuel Corp.	4,112	49,138
GCP Applied Technologies, Inc. (a)	1,700	31,586
H.B. Fuller Co.	2,904	129,518
Hawkins, Inc.	710	30,232
Innospec, Inc.	751	58,015
Intrepid Potash, Inc. (a)	17,067	16,896
Koppers Holdings, Inc. (a)	1,294	24,379
Kraton Performance Polymers, Inc. (a)	5,003	86,452
Kronos Worldwide, Inc.	3,512	36,560
Livent Corp. (a)(b)	23,366	143,935
Marrone Bio Innovations, Inc. (a)	381	446
Minerals Technologies, Inc.	5,412	253,985
Orion Engineered Carbons SA	4,246	44,965
PolyOne Corp.	14,591	382,722
PQ Group Holdings, Inc. (a)	5,105	67,590
Rayonier Advanced Materials, Inc.	9,749	27,395
Sensient Technologies Corp.	4,063	211,926
Stepan Co.	3,152	306,059
Trecora Resources (a)	3,846	24,114
Tredegar Corp.	4,186	64,464
Trinseo SA (b)	4,151	91,986
Tronox Holdings PLC	9,319	67,283
		2,401,127
Construction Materials - 0.3%
Summit Materials, Inc. (a)	18,747	301,452
U.S. Concrete, Inc. (a)	2,543	63,066
United States Lime & Minerals, Inc.	296	24,994
		389,512
Containers & Packaging - 0.2%
Greif, Inc.:
Class A	3,955	136,092
Class B	1,071	44,800
Myers Industries, Inc.	3,640	52,962
O-I Glass, Inc.	5,636	50,611
Ranpak Holdings Corp. (A Shares) (a)	4,577	34,053
UFP Technologies, Inc. (a)	1,024	45,117
		363,635
Metals & Mining - 2.5%
Alcoa Corp. (a)	29,793	334,873
Allegheny Technologies, Inc. (a)	20,299	206,847
Arconic Rolled Products Corp. (a)	15,825	220,442
Caledonia Mining Corp. PLC	2,244	38,866
Carpenter Technology Corp.	7,535	182,950
Century Aluminum Co. (a)(b)	8,033	57,275
Cleveland-Cliffs, Inc. (b)	63,302	349,427
Coeur d'Alene Mines Corp. (a)	38,548	195,824
Commercial Metals Co.	18,904	385,642
Gold Resource Corp.	10,940	44,963
Haynes International, Inc.	1,958	45,739
Hecla Mining Co.	83,024	271,488
Kaiser Aluminum Corp.	2,487	183,093
Materion Corp.	2,238	137,615
Novagold Resources, Inc. (a)	2,591	23,761
Olympic Steel, Inc.	1,673	19,658
Ryerson Holding Corp. (a)	2,415	13,596
Schnitzer Steel Industries, Inc. Class A	4,034	71,160
SunCoke Energy, Inc.	12,697	37,583
TimkenSteel Corp. (a)	7,303	28,409
United States Steel Corp.	34,849	251,610
Warrior Metropolitan Coal, Inc.	8,152	125,459
Worthington Industries, Inc.	5,879	219,287
		3,445,567
Paper & Forest Products - 0.7%
Boise Cascade Co.	5,169	194,406
Clearwater Paper Corp. (a)	2,554	92,276
Domtar Corp.	8,712	183,910
Neenah, Inc.	2,663	131,712
P.H. Glatfelter Co.	6,883	110,472
Schweitzer-Mauduit International, Inc.	4,952	165,446
Verso Corp.	5,500	65,780
		944,002

TOTAL MATERIALS		7,543,843

REAL ESTATE - 10.3%
Equity Real Estate Investment Trusts (REITs) - 9.4%
Acadia Realty Trust (SBI)	11,772	152,801
Agree Realty Corp.	8,675	570,034
Alexander & Baldwin, Inc.	10,240	124,826
Alexanders, Inc.	24	5,782
Alpine Income Property Trust, Inc.	1,104	17,951
American Assets Trust, Inc.	8,111	225,810
American Finance Trust, Inc.	16,090	127,674
Armada Hoffler Properties, Inc.	9,050	90,048
Bluerock Residential Growth (REIT), Inc.	2,526	20,410
BRT Realty Trust	1,752	18,957
CareTrust (REIT), Inc.	13,208	226,649
CatchMark Timber Trust, Inc.	7,025	62,171
Chatham Lodging Trust	7,345	44,951
City Office REIT, Inc.	7,602	76,476
Clipper Realty, Inc.	500	4,050
Colony Capital, Inc.	77,122	185,093
Columbia Property Trust, Inc.	18,865	247,886
CoreCivic, Inc.	19,093	178,710
CorEnergy Infrastructure Trust, Inc.	2,301	21,054
CorePoint Lodging, Inc.	6,177	26,005
DiamondRock Hospitality Co.	31,872	176,252
EastGroup Properties, Inc.	425	50,409
Essential Properties Realty Trust, Inc.	14,629	217,094
Farmland Partners, Inc.	4,234	29,003
Franklin Street Properties Corp.	16,575	84,367
Front Yard Residential Corp. Class B	8,096	70,435
Getty Realty Corp.	5,455	161,904
Gladstone Commercial Corp.	4,310	80,813
Gladstone Land Corp.	1,699	26,946
Global Medical REIT, Inc.	6,923	78,438
Global Net Lease, Inc.	14,460	241,916
Government Properties Income Trust	7,679	199,424
Healthcare Realty Trust, Inc.	21,878	640,807
Hersha Hospitality Trust	5,386	31,023
Hospitality Properties Trust (SBI)	27,114	192,238
Independence Realty Trust, Inc.	15,290	175,682
Industrial Logistics Properties Trust	10,442	214,583
Investors Real Estate Trust	1,951	137,526
iStar Financial, Inc.	12,141	149,577
Jernigan Capital, Inc.	3,678	50,315
Kite Realty Group Trust	13,219	152,547
Lexington Corporate Properties Trust	40,940	431,917
LTC Properties, Inc.	3,928	147,968
Mack-Cali Realty Corp.	14,156	216,445
Monmouth Real Estate Investment Corp. Class A	1,959	28,386
National Health Investors, Inc.	4,764	289,270
New Senior Investment Group, Inc.	13,121	47,498
NexPoint Residential Trust, Inc.	2,967	104,883
One Liberty Properties, Inc.	2,545	44,843
Pebblebrook Hotel Trust	21,217	289,824
Physicians Realty Trust	33,203	581,717
Piedmont Office Realty Trust, Inc. Class A	19,707	327,333
Potlatch Corp.	10,464	397,946
Preferred Apartment Communities, Inc. Class A	7,530	57,228
QTS Realty Trust, Inc. Class A	571	36,595
Ramco-Gershenson Properties Trust (SBI)	10,508	73,136
Retail Opportunity Investments Corp.	18,425	208,755
Retail Properties America, Inc.	35,164	257,400
Retail Value, Inc.	2,707	33,459
RLJ Lodging Trust	26,930	254,219
Ryman Hospitality Properties, Inc.	1,102	38,129
Sabra Health Care REIT, Inc.	32,771	472,886
Safety Income and Growth, Inc.	1,279	73,530
Saul Centers, Inc.	271	8,745
Senior Housing Properties Trust (SBI)	37,760	167,088
Seritage Growth Properties (a)(b)	4,262	48,587
SITE Centers Corp.	25,242	204,460
Stag Industrial, Inc.	22,519	660,236
Summit Hotel Properties, Inc.	16,514	97,928
Sunstone Hotel Investors, Inc.	32,785	267,198
Tanger Factory Outlet Centers, Inc.	14,452	103,043
Terreno Realty Corp.	6,259	329,474
The GEO Group, Inc.	18,785	222,227
The Macerich Co.	23,213	208,221
UMH Properties, Inc.	1,330	17,197
Universal Health Realty Income Trust (SBI)	282	22,416
Urban Edge Properties	18,617	220,984
Urstadt Biddle Properties, Inc. Class A	4,842	57,523
Washington REIT (SBI)	12,816	284,515
Whitestone REIT Class B	6,778	49,276
Xenia Hotels & Resorts, Inc.	18,047	168,379
		13,139,501
Real Estate Management & Development - 0.9%
Altisource Portfolio Solutions SA (a)(b)	668	9,846
American Realty Investments, Inc. (a)	415	3,731
Cto Realty Growth, Inc.	721	28,480
Cushman & Wakefield PLC (a)(b)	11,873	147,938
Forestar Group, Inc. (a)	2,669	40,249
FRP Holdings, Inc. (a)	1,049	42,568
Griffin Industrial Realty, Inc.	142	7,692
Kennedy-Wilson Holdings, Inc.	19,654	299,134
Marcus & Millichap, Inc. (a)	3,356	96,854
Maui Land & Pineapple, Inc. (a)	579	6,427
Newmark Group, Inc.	23,434	113,889
RE/MAX Holdings, Inc.	2,837	89,167
Realogy Holdings Corp. (b)	18,206	134,906
Stratus Properties, Inc. (a)	1,063	21,058
Tejon Ranch Co. (a)	3,338	48,067
The RMR Group, Inc.	243	7,161
The St. Joe Co. (a)(b)	2,657	51,599
Transcontinental Realty Investors, Inc. (a)	193	5,794
		1,154,560

TOTAL REAL ESTATE		14,294,061

UTILITIES - 5.3%
Electric Utilities - 1.7%
Allete, Inc.	8,425	460,089
El Paso Electric Co.	5,709	382,503
MGE Energy, Inc.	4,088	263,717
Otter Tail Corp.	4,332	168,038
PNM Resources, Inc.	12,733	489,457
Portland General Electric Co.	13,658	571,041
		2,334,845
Gas Utilities - 1.9%
Brookfield Infrastructure Corp. Class A	2,630	119,838
Chesapeake Utilities Corp.	157	13,188
New Jersey Resources Corp.	15,270	498,566
Northwest Natural Holding Co.	4,376	244,137
ONE Gas, Inc.	7,399	570,093
RGC Resources, Inc.	724	17,499
South Jersey Industries, Inc.	6,234	155,788
Southwest Gas Holdings, Inc.	8,088	558,476
Spire, Inc.	7,992	525,154
		2,702,739
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	13,896	27,792
Clearway Energy, Inc.:
Class A	4,499	94,344
Class C	10,175	234,636
Sunnova Energy International, Inc.	4,551	77,686
Terraform Power, Inc.	12,796	235,958
		670,416
Multi-Utilities - 1.0%
Avista Corp.	10,784	392,430
Black Hills Corp.	9,517	539,233
NorthWestern Energy Corp.	8,218	448,045
Unitil Corp.	2,428	108,823
		1,488,531
Water Utilities - 0.2%
Artesian Resources Corp. Class A	1,218	44,201
Cadiz, Inc. (a)(b)	1,544	15,687
California Water Service Group	649	30,957
Consolidated Water Co., Inc. (b)	2,307	33,290
SJW Corp.	2,038	126,580
		250,715

TOTAL UTILITIES		7,447,246

TOTAL COMMON STOCKS
(Cost $135,559,119)		137,396,255

Money Market Funds - 9.1%
Fidelity Cash Central Fund 0.12% (d)	3,437,253	3,437,941
Fidelity Securities Lending Cash Central Fund 0.12% (d)(e)	9,263,497	9,264,424
TOTAL MONEY MARKET FUNDS
(Cost $12,702,365)		12,702,365
TOTAL INVESTMENT IN SECURITIES - 107.5%
(Cost $148,261,484)		150,098,620
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(10,512,509)
NET ASSETS - 100%		$139,586,111

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	31	Sept. 2020	$2,228,280	$57,392	$57,392

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $358,295.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $270,410 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,007
Fidelity Securities Lending Cash Central Fund	67,579
Total	$75,586

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,374,746	$3,374,746	$--	$--
Consumer Discretionary	14,981,506	14,981,506	--	--
Consumer Staples	4,822,270	4,822,270	--	--
Energy	6,100,644	6,100,644	--	--
Financials	39,822,417	39,822,417	--	--
Health Care	8,549,310	8,549,310	--	--
Industrials	22,082,691	22,082,691	--	--
Information Technology	8,377,521	8,377,521	--	--
Materials	7,543,843	7,543,843	--	--
Real Estate	14,294,061	14,294,061	--	--
Utilities	7,447,246	7,447,246	--	--
Money Market Funds	12,702,365	12,702,365	--	--
Total Investments in Securities:	$150,098,620	$150,098,620	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$57,392	$57,392	$--	$--
Total Assets	$57,392	$57,392	$--	$--
Total Derivative Instruments:	$57,392	$57,392	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$57,392	$0
Total Equity Risk	57,392	0
Total Value of Derivatives	$57,392	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Value Index Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020
Assets
Investment in securities, at value (including securities loaned of $8,998,473) — See accompanying schedule: Unaffiliated issuers (cost $135,559,119)	$137,396,255
Fidelity Central Funds (cost $12,702,365)	12,702,365
Total Investment in Securities (cost $148,261,484)		$150,098,620
Segregated cash with brokers for derivative instruments		185,600
Receivable for investments sold		1,454,481
Receivable for fund shares sold		292,974
Dividends receivable		206,162
Distributions receivable from Fidelity Central Funds		43,501
Receivable for daily variation margin on futures contracts		20,962
Total assets		152,302,300
Liabilities
Payable to custodian bank	$1,029,761
Payable for investments purchased	2,229,545
Payable for fund shares redeemed	186,656
Accrued management fee	5,794
Other payables and accrued expenses	9
Collateral on securities loaned	9,264,424
Total liabilities		12,716,189
Net Assets		$139,586,111
Net Assets consist of:
Paid in capital		$141,264,505
Total accumulated earnings (loss)		(1,678,394)
Net Assets		$139,586,111
Net Asset Value, offering price and redemption price per share ($139,586,111 ÷ 8,450,486 shares)		$16.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period July 11, 2019 (commencement of operations) to June 30, 2020
Investment Income
Dividends		$1,260,941
Income from Fidelity Central Funds (including $67,579 from security lending)		75,586
Total income		1,336,527
Expenses
Management fee	$29,313
Independent trustees' fees and expenses	149
Commitment fees	5
Total expenses before reductions	29,467
Expense reductions	(71)
Total expenses after reductions		29,396
Net investment income (loss)		1,307,131
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,703,677)
Fidelity Central Funds	(53)
Foreign currency transactions	2
Futures contracts	153,252
Total net realized gain (loss)		(4,550,476)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,837,136
Futures contracts	57,392
Total change in net unrealized appreciation (depreciation)		1,894,528
Net gain (loss)		(2,655,948)
Net increase (decrease) in net assets resulting from operations		$(1,348,817)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,307,131
Net realized gain (loss)	(4,550,476)
Change in net unrealized appreciation (depreciation)	1,894,528
Net increase (decrease) in net assets resulting from operations	(1,348,817)
Distributions to shareholders	(329,577)
Share transactions
Proceeds from sales of shares	176,818,605
Reinvestment of distributions	311,056
Cost of shares redeemed	(35,865,156)
Net increase (decrease) in net assets resulting from share transactions	141,264,505
Total increase (decrease) in net assets	139,586,111
Net Assets
Beginning of period	–
End of period	$139,586,111
Other Information
Shares
Sold	10,642,178
Issued in reinvestment of distributions	14,387
Redeemed	(2,206,079)
Net increase (decrease)	8,450,486

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Value Index Fund

Years ended June 30,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	.37
Net realized and unrealized gain (loss)	(3.72)
Total from investment operations	(3.35)
Distributions from net investment income	(.12)
Distributions from net realized gain	(.02)
Total distributions	(.13)C
Net asset value, end of period	$16.52
Total ReturnD,E	(16.89)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.05%H
Expenses net of all reductions	.05%H
Net investment income (loss)	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$139,586
Portfolio turnover rateI	74%H

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2020

1. Organization.

Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, some Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships, certain deemed distributions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Growth Index Fund	$185,758,052	$31,353,596	$(2,321,955)	$29,031,641
Fidelity Mid Cap Value Index Fund	257,755,137	16,435,972	(20,315,752)	(3,879,780)
Fidelity Small Cap Growth Index Fund	56,594,260	7,351,073	(2,601,848)	4,749,225
Fidelity Small Cap Value Index Fund	152,694,110	13,846,977	(16,442,467)	(2,595,490)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Mid Cap Growth Index Fund	$413,743	$(2,911,698)	$29,031,641
Fidelity Mid Cap Value Index Fund	1,549,038	(972,439)	(3,879,780)
Fidelity Small Cap Growth Index Fund	612,216	(115,749)	4,749,225
Fidelity Small Cap Value Index Fund	1,029,293	(112,196)	(2,595,490)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Mid Cap Growth Index Fund	$(219,681)	$(2,692,017)	$(2,911,698)
Fidelity Mid Cap Value Index Fund	(380,578)	(591,861)	(972,439)
Fidelity Small Cap Growth Index Fund	(114,850)	(899)	(115,749)
Fidelity Small Cap Value Index Fund	(76,957)	(35,239)	(112,196)

Due to large subscriptions, Fidelity Small Cap Growth Index Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

June 30, 2020(a)
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Growth Index Fund	$46,251	$1,576	$47,827
Fidelity Mid Cap Value Index Fund	122,834	–	122,834
Fidelity Small Cap Growth Index Fund	58,938	–	58,938
Fidelity Small Cap Value Index Fund	324,658	4,919	329,577

 (a) For the period July 11, 2019 (commencement of operations) to June 30, 2020.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	250,576,845	72,741,515
Fidelity Mid Cap Value Index Fund	310,335,837	59,286,143
Fidelity Small Cap Growth Index Fund	66,134,335	16,975,690
Fidelity Small Cap Value Index Fund	188,592,677	46,188,596

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Mid Cap Growth Index Fund	$4
Fidelity Mid Cap Value Index Fund	3
Fidelity Small Cap Growth Index Fund	2
Fidelity Small Cap Value Index Fund	5

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Growth Index Fund	$807	$78	$–
Fidelity Mid Cap Value Index Fund	$599	$46	$–
Fidelity Small Cap Growth Index Fund	$1,139	$–	$–
Fidelity Small Cap Value Index Fund	$4,299	$3,513	$806,765

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Growth Index Fund	$30
Fidelity Mid Cap Value Index Fund	20
Fidelity Small Cap Growth Index Fund	73
Fidelity Small Cap Value Index Fund	71

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 51% of the total outstanding shares of the Fidelity Mid Cap Value Index Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (two of the funds constituting Fidelity Salem Street Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2020, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 11, 2019 (commencement of operations) through June 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2020, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 13, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2020, the related statements of operations, the statements of changes in net assets and the financial highlights for the period from July 11, 2019 (commencement of operations) through June 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2020, and the results of their operations, the changes in their net assets and the financial highlights for the period from July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAO.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 13, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 282 funds. Mr. Chiel oversees 174 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust[s] or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Fidelity Mid Cap Growth Index Fund	.05%
Actual		$1,000.00	$1,036.80	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25
Fidelity Mid Cap Value Index Fund	.05%
Actual		$1,000.00	$818.10	$.23
Hypothetical-C		$1,000.00	$1,024.61	$.25
Fidelity Small Cap Growth Index Fund	.05%
Actual		$1,000.00	$968.10	$.24
Hypothetical-C		$1,000.00	$1,024.61	$.25
Fidelity Small Cap Value Index Fund	.05%
Actual		$1,000.00	$764.00	$.22
Hypothetical-C		$1,000.00	$1,024.61	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Mid Cap Growth Index Fund	08/10/20	08/07/20	$0.036	$0.000
Fidelity Mid Cap Value Index Fund	08/10/20	08/07/20	$0.076	$0.000
Fidelity Small Cap Growth Index Fund	08/10/20	08/07/20	$0.052	$0.124
Fidelity Small Cap Value Index Fund	08/10/20	08/07/20	$0.117	$0.000

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Mid Cap Growth Index Fund
December 2019	87%
Fidelity Mid Cap Value Index Fund
December 2019	63%
Fidelity Small Cap Growth Index Fund
December 2019	59%
Fidelity Small Cap Value Index Fund
December 2019	55%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Mid Cap Growth Index Fund
December 2019	89%
Fidelity Mid Cap Value Index Fund
December 2019	67%
Fidelity Small Cap Growth Index Fund
December 2019	67%
Fidelity Small Cap Value Index Fund
December 2019	60%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Mid Cap Growth Index Fund
December 2019	6%
Fidelity Mid Cap Value Index Fund
December 2019	27%
Fidelity Small Cap Growth Index Fund
December 2019	16%
Fidelity Small Cap Value Index Fund
December 2019	34%

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

C06-ANN-0820
1.9896342.100

Fidelity® Municipal Bond Index Fund

Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

 Average annual total returns for Fidelity® Municipal Bond Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Bond Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$10,146	Fidelity® Municipal Bond Index Fund
$10,410	Bloomberg Barclays Municipal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a gain for the 12 months ending June 30, 2020, overcoming market volatility and investor outflows related to economic and credit fears caused by the coronavirus. The Bloomberg Barclays Municipal Bond Index rose 4.45%. Munis advanced 2.32% in the latter half of 2019, driven partly by the U.S. Federal Reserve’s shift to an easing stance, then advanced strongly in January and February due to robust demand and limited new bond supply. By the second week of March, however, the emerging coronavirus pandemic began to raise the prospect of a broad economic slowdown that would later materialize and present financial challenges for muni issuers across sectors. For example, revenue bonds used to finance airport projects were hampered by a sharp reduction in air travel. Also, bonds issued by hospitals received scrutiny in the face of uncertain reimbursement for coronavirus-related treatment and the halt of elective medical procedures. State and local government tax revenue was impacted by the delay in the income-tax filing date to July 15 and the collapse in revenue from sales taxes, activity taxes and fees. Muni yields rose substantially as a result. The Fed responded to the risk of rapid economic contraction and dysfunction in the credit markets with substantial stimulus. This led to increased market liquidity and a return of new issuance in the primary market, which continued through June 30, despite continued economic uncertainty.

Comments from Co-Portfolio Managers Brandon Bettencourt, Eric Golden and Jay Small:  From its inception on July 11, 2019 through June 30, 2020, the fund gained 1.46%, lagging, net of fees, the 4.10% advance of the benchmark, the Bloomberg Barclays Municipal Bond Index. Our goal is to produce monthly returns, before expenses, that closely match the benchmark’s return. We use a method known as stratified sampling, which matches the index’s risk factors, but does not always hold all bonds in the exact proportions of the index. From its inception through June 30, 2020, differences in the way fund holdings and index components were priced detracted from performance versus the benchmark. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research’s (FMR) fair-value processes. Securities within the index, however, are priced by the index provider. Trading costs associated with the purchases of municipal securities also detracted from the fund’s relative performance. Lastly, the fund incurred trading costs stemming from significant shareholder inflows and outflows in March 2020 when the municipal bond market was particularly volatile due to the spread of the coronavirus pandemic and economic slowdown, and this further detracted from its relative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five States as of June 30, 2020

% of fund's net assets
California	19.5
New York	15.0
Texas	9.0
Illinois	4.7
Florida	4.4

Top Five Sectors as of June 30, 2020

% of fund's net assets
General Obligations	30.9
Transportation	15.8
Special Tax	12.9
Health Care	10.3
Water & Sewer	8.2

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	14.9%
AA,A	76.1%
BBB	6.6%
BB and Below	0.2%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2020

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Alabama - 1.4%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$74,047
Series 2017 A, 4% 6/1/37	25,000	28,756
Series 2017 B, 5% 9/1/26	75,000	93,589
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	28,696
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43	5,000	5,184
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (a)	120,000	126,888
Series A, 4% 6/1/22	30,000	31,689
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	10,000	10,253
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	55,414
Pell City Spl. Care Facilities Rev. Series 2012 A, 5% 12/1/39	60,000	62,546
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	5,000	5,236
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (a)	50,000	54,804
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	45,000	53,354
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	130,000	154,470
Series 2017 B1, 3.25% 9/1/31	5,000	5,469
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	52,773
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	10,743

TOTAL ALABAMA		853,911

Alaska - 0.6%
Alaska Gen. Oblig.:
Series 2013 B, 5% 8/1/23	100,000	111,204
Series 2015 B, 5% 8/1/27	50,000	59,983
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/22 (b)	165,000	166,660

TOTAL ALASKA		337,847

Arizona - 1.7%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	40,321
Arizona Indl. Dev. Auth. Sr. Living Series 2019 A, 4.5% 1/1/49	20,000	16,786
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	17,305
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	46,873
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	62,130
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	197,953
Series 2017 D, 5% 7/1/25	15,000	17,931
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	111,585
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	30,061
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	56,504
Series 2011 A, 5% 12/1/25	65,000	69,283
Series A, 5% 1/1/36	40,000	49,163
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	63,743
5.25% 12/1/24	10,000	11,606
5.25% 12/1/26	15,000	18,179
Series 2007, 5.25% 12/1/23	20,000	22,602
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	53,547
Series 2020 A, 4% 8/1/44	100,000	113,996

TOTAL ARIZONA		999,568

Arkansas - 0.1%
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39	35,000	39,066
California - 19.5%
Alameda Corridor Trans. Auth. Rev. Series 2016 B:
3% 10/1/34 (FSA Insured)	15,000	15,415
5% 10/1/36	20,000	22,420
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C, 0% 9/1/32 (FSA Insured)	105,000	83,845
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	57,322
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,054
Series 2018 A, 2.625%, tender 4/1/26 (a)	130,000	137,119
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	27,046
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	40,000	43,274
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	45,000	48,683
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	35,000	41,011
California Dept. of Wtr. Resources Series AV, 4% 12/1/31	40,000	46,432
California Edl. Facilities Auth. Rev.:
Series 2001 A, 0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	10,970
Series T1, 5% 3/15/39	30,000	46,069
Series U6, 5% 5/1/45	35,000	56,354
California Gen. Oblig.:
Series 2012, 5% 4/1/42	75,000	80,088
Series 2013:
5% 9/1/27	55,000	62,244
5% 11/1/30	25,000	28,319
Series 2014:
5% 11/1/22	90,000	99,891
5% 10/1/28	30,000	35,373
Series 2015:
5% 8/1/23	25,000	28,600
5% 8/1/26	75,000	89,726
5% 8/1/26	65,000	79,131
5% 9/1/26	20,000	24,406
5% 9/1/28	50,000	60,675
5% 8/1/29	20,000	24,126
5% 8/1/45	40,000	46,504
5.25% 8/1/30	95,000	115,986
Series 2016:
3% 9/1/33	120,000	128,924
4% 9/1/35	50,000	57,518
5% 9/1/22	105,000	115,685
5% 9/1/24	45,000	53,532
5% 9/1/26	85,000	107,232
5% 9/1/30	75,000	78,937
5% 9/1/30	15,000	18,641
5% 9/1/45	10,000	11,974
Series 2017:
4% 8/1/37	25,000	28,847
5% 11/1/22	70,000	77,693
5% 11/1/27	75,000	97,471
Series 2019:
4% 4/1/25	45,000	52,474
5% 4/1/36	75,000	85,392
5% 8/1/36	100,000	127,655
Series 2020:
3% 3/1/28	50,000	57,512
4% 3/1/50	40,000	46,819
5% 3/1/32	50,000	67,602
5% 3/1/32	50,000	67,602
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	85,155
Series 2011 D, 5% 8/15/25	125,000	130,840
Series 2013 A, 5% 3/1/22	430,000	458,448
Series 2015, 5% 11/15/26	50,000	60,900
Series 2016 B, 5% 11/15/46	25,000	29,325
Series 2017 A, 5% 11/1/27	20,000	25,485
Series 2018 A:
4% 11/15/42	15,000	16,750
5% 11/15/33	25,000	30,846
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016, 5% 10/1/26	15,000	18,812
Series 2018, 5% 10/1/26	25,000	31,912
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	20,000	20,836
California Pub. Works Board Lease Rev. Series D, 5% 9/1/21	95,000	100,206
California State Univ. Rev.:
Series 2016 A, 5% 11/1/45	125,000	148,505
Series 2017 A, 5% 11/1/21	50,000	53,139
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018, 4.375% 1/1/48	40,000	42,538
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (a)	25,000	33,257
Series 2017 A, 5% 4/1/47	55,000	61,607
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	26,371
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	22,880
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,614
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	90,000	102,961
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	77,351
Series 2017 B, 5% 6/1/27	5,000	6,471
El Camino Cmnty. College District Series 2012 C, 0% 8/1/38	65,000	41,938
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	63,780
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/27 (Escrowed to Maturity)	40,000	37,733
0% 1/1/29 (Escrowed to Maturity)	20,000	18,097
Series 2013 A:
0% 1/15/24 (FSA Insured)	40,000	37,943
5% 1/15/42 (FSA Insured)	85,000	94,129
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	47,904
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,213
Gilroy School Facilities Fing. Series 2013, 4% 8/1/47 (Pre-Refunded to 8/1/23 @ 100)	215,000	239,024
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	44,513
Series 2015 A:
5% 6/1/35	20,000	23,369
5% 6/1/40	20,000	23,151
Series 2018 A:
5% 6/1/21	25,000	26,048
5% 6/1/22	90,000	97,773
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	8,515
Series 2016 B, 3% 8/1/45	20,000	20,906
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	75,000	79,825
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	33,186
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	85,000	93,317
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	114,683
Series 2016, 3% 8/1/32	35,000	38,122
Los Angeles Cmnty. College District:
Series A, 5% 8/1/30	30,000	35,279
Series C, 5% 8/1/22	25,000	27,487
Series F, 5% 8/1/24	35,000	40,074
Series G, 5% 8/1/27	10,000	11,840
Series K, 4% 8/1/35	20,000	22,787
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	55,892
Los Angeles Dept. Arpt. Rev.:
Series 2018 D, 5% 5/15/22 (b)	80,000	86,050
Series A, 5% 5/15/38	50,000	57,576
Series B:
5% 5/15/31	40,000	40,429
5% 5/15/34 (b)	10,000	12,249
Series C, 5% 5/15/33 (b)	90,000	109,332
Series D:
5% 5/15/25	25,000	25,195
5% 5/15/26 (b)	65,000	79,110
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A, 5% 7/1/23	10,000	11,189
Series 2014 C, 4% 7/1/22	55,000	59,187
Series 2014 D, 5% 7/1/44	45,000	51,527
Series 2017 A, 5% 7/1/28	5,000	6,386
Series A, 5% 7/1/31	15,000	19,454
Series B:
5% 7/1/30	55,000	73,940
5% 7/1/30	40,000	45,203
Series C, 5% 7/1/37	25,000	32,628
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25	20,000	21,911
Series 2014 A, 5% 7/1/44	25,000	28,689
Series A:
5% 7/1/33	20,000	24,997
5% 7/1/33	25,000	32,067
Series B, 5% 7/1/25	25,000	28,460
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	160,000	180,200
Los Angeles Unified School District:
Series 2011 A1, 5% 7/1/21	40,000	41,899
Series 2014 C, 5% 7/1/24	40,000	47,259
Series 2016 A, 5% 7/1/40	30,000	35,301
Series A:
5% 7/1/22	40,000	43,707
5% 7/1/22	60,000	65,561
5% 7/1/24	5,000	5,907
5% 7/1/29	5,000	6,705
5% 7/1/30	50,000	66,487
Series C, 5% 7/1/28	55,000	64,147
Marin Healthcare District Series 2017 A, 3% 8/1/37	70,000	73,721
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	73,891
Montebello Unified School District Series A, 5% 8/1/41	50,000	57,973
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	69,451
Series 2009 B, 6.5% 11/1/39	25,000	39,187
Newport Mesa Unified School District Series 2011, 0% 8/1/41 (Pre-Refunded to 8/1/21 @ 24.488)	70,000	17,077
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	15,815
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	150,048
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	27,652
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,378
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	36,065
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	2,225
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	270,000	356,864
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/41 @ 100) (c)	180,000	101,471
Series 2016, 5% 8/1/41	5,000	6,067
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	59,034
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	218,554
5.25% 8/1/47	30,000	37,850
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	50,000	56,703
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	5,000	6,543
Series A, 0% 7/1/31	15,000	12,389
Series C:
0% 7/1/30	60,000	50,989
0% 7/1/43	10,000	5,523
Series F1, 5.25% 7/1/28	30,000	40,411
Series R1, 0% 7/1/30	35,000	29,743
Series R3, 5% 7/1/21	10,000	10,472
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	5,250
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	11,511
Series A1, 5% 8/1/47	80,000	97,532
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	37,692
Series 2016 A, 5% 5/1/26	25,000	30,574
Series 2017 A, 5% 5/1/47 (b)	40,000	46,382
Series 2017 D, 5% 5/1/24 (b)	35,000	40,229
Series 2019 A, 5% 5/1/49(b)	25,000	29,963
Series 2019 D:
5% 5/1/26	135,000	165,097
5% 5/1/39	30,000	37,218
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	33,724
San Francisco City & County Unified School District:
Series 2012 A, 4% 6/15/30	130,000	130,315
Series E, 5% 6/15/21	50,000	50,194
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2011, 5% 11/1/20 (Escrowed to Maturity)	85,000	86,359
Series 2015 A, 5% 11/1/29	15,000	18,092
Series D, 5% 11/1/28	40,000	51,774
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	60,000	58,536
0% 1/1/26 (Escrowed to Maturity)	30,000	28,838
0% 1/1/28 (Escrowed to Maturity)	35,000	32,575
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	71,285
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,280
San Jose Int. Arpt. Rev.:
Series 2017 A, 5% 3/1/22 (b)	85,000	90,275
Series 2017 B, 5% 3/1/42	20,000	23,847
San Jose Unified School District Santa Clara County Series 2015 C, 4% 8/1/39	150,000	165,095
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	140,000	150,668
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	18,952
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	210,692
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	38,964
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	90,483
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	159,385
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	200,000	214,242
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	40,000	43,894
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	35,955
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	95,000	98,570
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	135,000	61,295
Univ. of California Revs.:
Series 2017 AV, 5% 5/15/47	65,000	78,714
Series AF, 5% 5/15/24	55,000	62,196
Series AM, 5.25% 5/15/37	10,000	11,573
Series AO, 5% 5/15/23	15,000	17,032
Series AY, 5% 5/15/28	20,000	25,570
Series I:
5% 5/15/23	75,000	85,044
5% 5/15/25	50,000	60,513
Series M, 5% 5/15/36	80,000	98,670
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	13,604
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	35,000	37,024

TOTAL CALIFORNIA		11,731,855

Colorado - 1.3%
Colorado Health Facilities Auth.:
Series 2019 A, 5% 11/1/29	35,000	44,509
Series 2019 A1, 4% 8/1/44	55,000	59,269
Colorado Health Facilities Auth. Rev.:
Series 2011 A, 5.25% 2/1/31 (Pre-Refunded to 2/1/21 @ 100)	80,000	82,290
Series B, 4% 12/1/26	50,000	51,355
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	27,910
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	31,312
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	25,000	26,796
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28	45,000	48,962
Series 2017 A, 5% 11/15/28 (b)	30,000	37,223
Series 2018 A, 5% 12/1/36 (b)	60,000	81,679
Series 2018 B, 3.5% 12/1/35	15,000	16,327
Series 2019 C, 5% 11/15/31	30,000	38,681
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	52,990
Series 2017, 5% 12/1/26	50,000	53,495
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,968
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,261
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,892
Series 2016 B1, 2.75% 6/1/30	85,000	92,765

TOTAL COLORADO		788,684

Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	17,463
Series 2015 B, 3.375% 6/15/29	25,000	27,067
Series 2016 A, 5% 3/15/26	30,000	36,520
Series 2019 A:
5% 4/15/21	70,000	72,473
5% 4/15/27	25,000	31,057
Series A, 5% 3/15/28	35,000	41,215
Series B, 5% 1/15/24	50,000	57,423
Series D, 4% 8/15/31	15,000	16,933
Series E:
3.375% 10/15/36	30,000	31,533
5% 9/15/25	30,000	36,239
5% 10/15/25	30,000	36,319
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (a)	225,000	240,386
Series 2020 A, 5% 7/1/30	50,000	63,042
Connecticut Hsg. Fin. Auth.:
Series 2018 A, 3.5% 5/15/33	35,000	38,514
Series B1, 3.45% 11/15/41	5,000	5,252
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	90,000	102,065
Series 2016 A, 5% 9/1/31	5,000	6,013
Series 2018 A, 5% 1/1/27	35,000	43,389
Series A, 4% 9/1/35	45,000	49,694
Series B, 5% 10/1/33	10,000	12,428
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,681

TOTAL CONNECTICUT		996,706

Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	4,000	4,319
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	53,887

TOTAL DELAWARE		58,206

District Of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	73,572
Series 2016 A, 5% 6/1/32	40,000	48,886
Series 2017 A, 5% 6/1/29	45,000	57,521
Series 2017 D, 5% 6/1/42	35,000	42,787
Series 2019 A, 5% 10/15/44	15,000	18,994
District of Columbia Income Tax Rev. Series 2019 C, 5% 10/1/29	180,000	244,697
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	29,237
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	38,413
Series 2014 C:
5% 10/1/27	20,000	23,647
5% 10/1/28	50,000	59,071
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	20,000	20,040
4% 10/1/53	45,000	48,216
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,541
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	12,429
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	45,000	48,724
Series 2014 A, 5% 10/1/28 (b)	40,000	45,915
Series 2018 A, 5% 10/1/27 (b)	65,000	81,470
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 A1, 5% 7/1/29	10,000	12,502

TOTAL DISTRICT OF COLUMBIA		910,662

Florida - 4.4%
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,121
Broward County Port Facilities Rev. Series 2011 B, 4.625% 9/1/27 (Pre-Refunded to 9/1/21 @ 100) (b)	70,000	73,170
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (FSA Insured)	50,000	52,144
4% 7/1/40	20,000	21,671
Series 2017, 3.375% 7/1/42	70,000	74,319
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	23,586
Series 2018 A, 4% 6/1/37	55,000	65,051
Series A, 5% 6/1/27	80,000	97,170
Series C, 4% 6/1/28	30,000	32,829
Series D, 4% 6/1/32	25,000	28,913
Florida Dept. of Trans. Tpk. Rev. Series 2016 B, 2.625% 7/1/27	60,000	64,802
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	45,464
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (b)	30,000	36,551
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	53,732
3.25% 8/1/49	10,000	10,811
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	50,000	52,727
5% 10/1/28	25,000	27,542
Hillsborough County Util. Rev. Series 2016, 3% 8/1/46	40,000	41,898
Jacksonville Spl. Rev. Series 2019 A:
5% 10/1/24	85,000	100,852
5% 10/1/29	25,000	33,514
5% 10/1/32	60,000	79,129
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	10,301
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	27,203
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	138,574
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	45,000	49,360
Series 2012 B:
5% 10/1/25	40,000	43,515
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	220,000	243,140
Series 2016 A, 5% 10/1/41	20,000	23,138
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/44	50,000	21,814
0% 10/1/46	10,000	4,008
Series 2016:
0% 10/1/31	5,000	3,675
0% 10/1/32	15,000	10,547
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	75,230
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	67,221
Series 2015 B, 5% 7/1/27	40,000	47,207
Series 2015 D, 3% 7/1/39	10,000	10,733
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	110,000	126,040
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	25,473
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 3.125% 10/1/39	5,000	5,442
Series 2019 B, 3% 10/1/49	10,000	10,710
Series 2019, 5% 10/1/46	40,000	49,512
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	11,983
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	21,690
Series 2016 B, 4% 10/1/36	30,000	32,335
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	6,300
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	28,548
Palm Beach County Pub. Impt. Rev.:
(Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40	40,000	47,120
Series 2012, 5% 6/1/22	100,000	109,003
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	108,804
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/23	75,000	84,181
Tampa Health Sys. Rev. Series 2016 A, 5% 11/15/46	120,000	139,442

TOTAL FLORIDA		2,638,245

Georgia - 1.5%
Atlanta Arpt. Rev. Series 2012 C, 5% 1/1/37 (b)	140,000	146,384
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015:
5% 11/1/35	30,000	35,333
5% 11/1/43	25,000	29,062
Series 2018 C, 4% 11/1/37	15,000	17,486
5% 11/1/29	5,000	5,980
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	20,000	21,216
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	20,000	24,582
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	21,680
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	130,000	136,425
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	24,578
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2020 A, 5% 2/15/31	50,000	63,841
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	21,516
Series 2017 A, 5% 2/1/27	40,000	51,232
Series 2017 C, 5% 7/1/27	45,000	58,298
Series 2018 A:
3% 7/1/33	25,000	27,565
5% 7/1/27	5,000	6,478
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	10,000	10,412
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2019 A, 3.125% 7/1/46	25,000	26,392
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	20,776
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	100,000	137,311

TOTAL GEORGIA		886,547

Hawaii - 1.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	37,500
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	10,000	12,203
Series 2016 FG, 5% 10/1/30	30,000	37,148
Series FN 5% 10/1/22	10,000	11,049
Series FT, 5% 1/1/27	50,000	62,947
Series FW, 3.5% 1/1/38	35,000	39,224
Honolulu City & County Gen. Oblig. Series A, 5% 10/1/39	100,000	117,792
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	270,224
Series 2018 A, 3.375% 7/1/42	40,000	43,343

TOTAL HAWAII		631,430

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	30,382
Series 2015 ID, 5.5% 12/1/29	20,000	23,957

TOTAL IDAHO		54,339

Illinois - 4.7%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/31	40,000	25,473
Series 2002 B, 5% 1/1/26	15,000	15,948
Series 2007 E, 5.5% 1/1/35	45,000	48,200
Series 2011 A, 5% 1/1/40	35,000	35,136
Series 2015 A:
5% 1/1/26	15,000	15,948
5.5% 1/1/33	20,000	21,487
Series 2019 A, 5% 1/1/40	15,000	16,146
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	65,000	72,217
Series 2014 B, 5% 1/1/27	5,000	5,582
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 A, 5% 1/1/35	5,000	5,018
Series 2012 A, 5% 1/1/24 (b)	20,000	21,125
Series 2013 B, 5% 1/1/26	55,000	60,051
Series 2013 D, 5% 1/1/44	15,000	15,984
Series 2015 B, 5% 1/1/28	45,000	51,877
Series 2017 B, 5% 1/1/33	30,000	35,507
Series 2017 D, 5% 1/1/42 (b)	35,000	40,157
Series 2018 B:
5% 1/1/37	45,000	54,754
5% 1/1/48	10,000	11,896
Chicago Transit Auth. Series 2011, 5.25% 12/1/24	85,000	89,202
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	34,794
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	17,419
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	41,040
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	52,123
Series 2014 A, 5% 10/1/21	25,000	26,410
Series 2016:
3.25% 5/15/39	110,000	111,862
3.25% 11/15/45	15,000	15,432
4% 7/1/30	60,000	69,415
4% 12/1/31	25,000	27,182
5% 7/1/24	360,000	423,763
Series 2018 A, 5% 10/1/41	25,000	30,375
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	30,000	30,502
4% 1/1/29	70,000	70,010
4% 1/1/30	35,000	34,809
Series 2013:
5% 7/1/22	5,000	5,203
5.25% 7/1/31	85,000	88,182
Series 2017 A, 4.5% 12/1/41	35,000	35,898
Series 2017 C, 5% 11/1/29	10,000	10,794
Series 2017 D, 3.25% 11/1/26	40,000	38,727
Series 2018 B, 5% 10/1/24	20,000	21,425
Series 2019 B, 5% 9/1/25	30,000	32,426
Illinois Hsg. Dev. Auth. Rev. Series D, 3% 10/1/41	55,000	58,304
Illinois Sales Tax Rev.:
Series 2011:
3.75% 6/15/25	5,000	5,047
4.25% 6/15/30	45,000	45,382
Series 2013:
5% 6/15/23	140,000	149,500
5% 6/15/24	20,000	21,325
Series 2016 A, 3% 6/15/33	25,000	22,883
Series 2016 C, 4% 6/15/23	75,000	77,972
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	27,677
Series 2015 A, 5% 1/1/40	25,000	28,713
Series 2016 A, 5% 12/1/31	50,000	59,097
Series B, 5% 1/1/27	25,000	30,624
Series C, 5% 1/1/30	30,000	39,065
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	18,415
Series A:
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	42,824
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	4,654
Series 1998 A, 5.5% 12/15/23 (FGIC Insured)	40,000	42,889
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	12,827
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	11,395
Series 2002:
0% 12/15/23	30,000	27,261
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	19,755
Series 2012 B:
4.25% 6/15/42	20,000	19,473
5% 12/15/28	20,000	20,520
Series 2017 B, 0% 12/15/56 (FSA Insured)	15,000	3,680
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	55,674
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	59,996
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	35,000	37,440

TOTAL ILLINOIS		2,801,891

Indiana - 1.5%
Carmel Loc Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	55,347
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	54,023
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	84,452
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	43,138
Indiana Fin. Auth. Rev.:
Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	67,227
Series 2019 E, 5% 2/1/36	25,000	32,451
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	117,432
5% 1/1/31	65,000	76,139
Series 2016 C, 5% 1/1/24	150,000	173,228
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	128,242
5% 2/1/54	25,000	30,692
Series 2011 A, 5.5% 2/1/33	45,000	46,321
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,523

TOTAL INDIANA		913,215

Iowa - 0.1%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33	55,000	60,135
Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	31,877
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	56,681
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37	45,000	48,612

TOTAL KANSAS		137,170

Kentucky - 0.6%
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	58,786
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	5,000	5,645
5% 9/1/42	5,000	5,570
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	34,785
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	96,397
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev.:
Series 2016 A, 3% 5/15/46	40,000	41,180
Series 2017 A, 3.25% 5/15/46	100,000	104,927

TOTAL KENTUCKY		347,290

Louisiana - 2.1%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	5,000	5,683
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	60,000	66,253
Louisiana Gas & Fuel Tax Rev. Series A, 4.5% 5/1/39	105,000	119,088
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31	35,000	37,034
Series 2014 D1, 3% 12/1/29	40,000	43,145
Series 2017 A, 5% 4/1/25	25,000	29,883
Louisiana Local Govt. Envir. Facilities (East Baton Rouge Sewerage Commission Proj.) Series 2013 A, 5% 2/1/48	180,000	195,313
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	54,631
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42	30,000	31,626
Series 2017 A, 3.75% 7/1/47	30,000	31,276
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	55,944
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	58,349
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	35,000	32,586
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/27	100,000	105,769
5% 7/1/30	295,000	307,620
New Orleans Wtr. Series 2015, 5% 12/1/40	25,000	28,680
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	30,000	39,311

TOTAL LOUISIANA		1,242,191

Maryland - 1.3%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	48,411
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2016, 4% 11/1/29	85,000	96,280
Series 2018, 3% 5/1/31	40,000	44,659
Maryland Gen. Oblig.:
Series 2017 B, 5% 8/1/25	30,000	36,792
Series 2019 1, 5% 3/15/31	70,000	93,472
Series 2019, 5% 3/15/30	50,000	67,168
Series A, 5% 3/15/30	30,000	39,157
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	55,000	59,101
Series 2017 MD, 4% 12/1/46	15,000	16,465
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	40,000	40,012
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29	85,000	100,322
Series 2015 B, 3% 12/1/29	70,000	74,621
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	11,253
5% 6/1/34	65,000	79,640

TOTAL MARYLAND		807,353

Massachusetts - 3.0%
Boston Gen. Oblig. Series A, 5% 4/1/26	130,000	162,703
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2004 C, 5.5% 7/1/22	35,000	38,592
Series 2007, 5.25% 7/1/28	40,000	53,442
Series A, 5.25% 7/1/28	20,000	26,721
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	20,000	24,173
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	26,140
Series 2017, 4% 4/1/41	30,000	33,593
Series BB1, 4% 10/1/46	25,000	27,316
Series D, 4% 7/1/45	25,000	25,802
Series F, 5% 8/15/24	110,000	126,563
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	60,000	67,358
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,875
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	158,868
Series 2016 B:
4% 7/1/33	75,000	86,242
5% 7/1/27	5,000	6,434
Series 2016 G, 3% 9/1/46	10,000	10,427
Series 2017 E, 5% 11/1/24	60,000	71,811
Series 2017 F, 5% 11/1/44	20,000	24,604
Series 2019 A, 5% 1/1/49	70,000	87,162
Series B:
2% 3/1/34	70,000	70,607
5% 7/1/26	40,000	50,248
5% 7/1/27	20,000	25,737
Series D, 5% 7/1/26	40,000	50,248
Series E, 5% 11/1/26	20,000	25,364
Series G, 5% 9/1/33	55,000	63,821
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	25,000	26,866
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	25,000	26,521
Series 2012 B, 5% 8/15/28	55,000	60,042
Series 2016 B, 5% 11/15/46	30,000	36,022
Series B, 4% 2/15/42	65,000	70,462
Series C, 5% 11/15/34	35,000	42,902
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	13,131
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2011 C, 5.25% 8/1/42 (Pre-Refunded to 8/1/21 @ 100)	190,000	200,224

TOTAL MASSACHUSETTS		1,826,021

Michigan - 1.4%
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	10,000	10,905
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	100,000	104,966
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	17,897
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	65,000	80,790
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	17,051
Series 2016 I, 5% 10/15/21	120,000	127,201
Series I, 5% 10/15/28	25,000	31,108
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	20,000	22,977
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	65,000	67,986
Series 2014 D, 5% 7/1/24 (FSA Insured)	20,000	23,551
Series 2014, 5% 7/1/26 (FSA Insured)	30,000	34,707
Series 2016:
3.25% 11/15/42	25,000	25,694
5% 11/15/23	55,000	62,065
Series 2019 A, 4% 2/15/47	40,000	44,598
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	43,928
Series 2010 F, 4% 11/15/47	30,000	32,365
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	35,000	39,792
5% 12/31/31 (b)	20,000	22,891
Wayne County Arpt. Auth. Rev. Series 2018 A, 5% 12/1/34	50,000	60,922

TOTAL MICHIGAN		871,394

Minnesota - 1.3%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	26,060
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	120,000	160,644
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	130,000	147,311
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	42,085
Minnesota Gen. Oblig.:
Series 2015 B, 2.95% 8/1/27	40,000	43,680
Series 2017 A, 5% 10/1/28	25,000	32,411
Series 2018 A, 5% 8/1/23	125,000	143,248
Series 2018 B, 3.25% 8/1/36	5,000	5,506
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	143,559
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	17,649

TOTAL MINNESOTA		762,153

Mississippi - 0.6%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	18,798
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Correction Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/27	50,000	61,661
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	82,793
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	167,394
5% 10/15/28	25,000	30,793

TOTAL MISSISSIPPI		361,439

Missouri - 0.7%
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	31,184
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	39,889
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29	55,000	62,160
Series 2016, 5% 11/15/28	10,000	11,847
Series 2017 C, 3.625% 11/15/47	25,000	26,541
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	50,000	52,750
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	51,265
(Prarie State Proj.) Series 2016 A, 4% 12/1/36	40,000	43,746
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (FSA Insured)	50,000	55,618
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	57,213

TOTAL MISSOURI		432,213

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	65,000	79,376
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	74,886
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	51,667

TOTAL NEBRASKA		126,553

Nevada - 0.8%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	48,836
Clark County Fuel Tax:
Series 2016 B, 5% 11/1/27	50,000	62,253
Series 2019 A, 5% 12/1/24	45,000	53,683
Series 2019, 5% 6/1/25	25,000	30,163
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	12,261
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	20,000	20,886
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	81,544
Las Vegas Convention & Visitors Auth. Series 2018 B, 4% 7/1/49	45,000	46,892
Las Vegas New Convention & Visitors Auth. Rev. Series 2018 C, 4% 7/1/48	50,000	52,165
Washoe County School District Series 2017 C, 3.125% 10/1/40 (FSA Insured)	50,000	52,221

TOTAL NEVADA		460,904

New Jersey - 3.8%
New Jersey Econ. Dev. Auth.:
Series A, 4% 11/1/37	40,000	41,422
Series UU:
5% 6/15/40	10,000	10,530
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,912
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	16,938
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	110,000	111,756
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN:
4% 3/1/29	20,000	20,549
5% 3/1/26	15,000	15,919
Series 2013, 5% 3/1/24	10,000	10,668
Series 2014 PP, 4% 6/15/30	20,000	20,724
Series 2014 UU, 5% 6/15/30	40,000	43,053
Series 2015 XX, 5% 6/15/21	50,000	51,293
Series PP, 5% 6/15/30	5,000	5,382
Series UU, 4% 6/15/32	5,000	5,147
Series WW, 5% 6/15/37	30,000	32,111
New Jersey Edl. Facility:
Series 2014, 5% 6/15/24	5,000	5,484
Series 2015 A, 5% 7/1/22	50,000	54,813
Series A, 4% 7/1/47	40,000	40,635
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	21,436
Series 2014:
4% 6/1/34	10,000	10,728
5% 6/1/21	55,000	57,058
Series 2016, 5% 6/1/24	25,000	28,777
Series O:
5.25% 8/1/21	10,000	10,468
5.25% 8/1/22	30,000	32,660
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,375
5% 10/1/27	15,000	16,943
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	46,074
Series 2017 A, 4% 7/1/52	25,000	27,289
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (b)	50,000	52,797
Series 2018 B, 5% 12/1/22 (b)	75,000	80,662
Series 2019 A, 5% 12/1/27	35,000	42,931
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 4% 6/1/37	30,000	33,303
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	30,051
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	15,000	16,406
Series 2014 A:
5% 1/1/27	50,000	57,654
5% 1/1/29	45,000	51,641
Series 2015 E, 5% 1/1/45	45,000	50,377
Series 2016 A, 5% 1/1/33	50,000	58,322
Series 2017 B, 4% 1/1/35	30,000	33,226
Series 2017 E, 5% 1/1/29	15,000	18,782
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/24 (AMBAC Insured)	30,000	26,273
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,637
Series 2008 A:
0% 12/15/23	45,000	40,822
0% 12/15/37	45,000	21,859
0% 12/15/38	35,000	16,171
Series 2009 A, 0% 12/15/33	40,000	23,716
Series 2010 A:
0% 12/15/29	20,000	14,434
0% 12/15/33	15,000	8,894
Series 2011 A, 5% 6/15/26	35,000	35,772
Series 2011 B, 5.5% 6/15/31	35,000	35,805
Series 2015 AA, 5.25% 6/15/32	70,000	76,725
Series 2016 A, 5% 6/15/30	25,000	27,749
Series 2016 A-2, 5% 6/15/23	25,000	27,183
Series 2019 AA, 4.5% 6/15/49	65,000	68,197
Series 2019 BB, 4% 6/15/50	30,000	30,386
Series A:
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	41,868
5% 6/15/30	50,000	55,497
Series A1, 4.1% 6/15/31	15,000	15,559
Series AA:
4% 6/15/36	20,000	20,777
5% 6/15/23	45,000	48,435
5.25% 6/15/27	20,000	22,317
Series C, 5.25% 6/15/32	65,000	70,657
Passaic Valley Swr. Series F, 2.5% 12/1/32 (FGIC Insured)	85,000	85,041
Rutgers State Univ. Rev. Series M, 3.125% 5/1/37	160,000	161,850
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (b)	25,000	26,843

TOTAL NEW JERSEY		2,293,763

New Mexico - 0.4%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	70,000	76,732
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44	40,000	43,428
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	30,000	34,065
5% 7/1/25	65,000	78,443

TOTAL NEW MEXICO		232,668

New York - 15.0%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	24,229
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/29	60,000	73,706
5% 7/1/37	100,000	113,801
Series 2017 A:
5% 7/1/24	30,000	35,431
5% 10/1/29	15,000	18,635
Series 2018 A, 5% 7/1/21	35,000	36,655
Series 2018 B, 5% 10/1/38	45,000	56,700
Dutchess County Local Dev. Corp. Rev. Series 2016 B, 4% 7/1/41	40,000	42,040
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/44	35,000	38,048
5% 2/15/30	55,000	67,069
Liberty Dev. Corp. Rev. Series 2007, 5.5% 10/1/37	25,000	35,016
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/25	35,000	38,100
Series 2016 B, 5% 9/1/46	40,000	46,491
Series 2017:
5% 9/1/23	65,000	73,604
5% 9/1/47	30,000	35,817
Series 2018, 5% 9/1/35	20,000	24,939
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/21	85,000	89,192
Series 2018 1, 5% 8/1/28	10,000	12,624
Series 2018 B-1, 3.25% 10/1/42	55,000	57,279
Series A, 5.25% 8/1/25	15,000	17,037
Series D:
4% 12/1/41	50,000	56,695
4% 3/1/42	125,000	143,880
Series E, 5% 8/1/26	75,000	93,127
Series F, 5% 8/1/24	60,000	67,749
Series G, 4% 8/1/28	200,000	220,284
Series J, 5% 8/1/24	50,000	58,711
New York City Hsg. Dev. Corp. Series 2017 C2, 1.7% 7/1/21	30,000	30,046
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 E1, 3.25% 11/1/49	35,000	36,337
Series E1, 3.45% 5/1/59	10,000	10,379
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	5,826
0% 3/1/44	45,000	21,417
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	11,452
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	11,019
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 5% 6/15/38	35,000	39,029
Series 2015 HH, 5% 6/15/29	65,000	78,269
Series 2016 BB, 5% 6/15/46	40,000	46,640
Series 2017 EE, 5% 6/15/36	60,000	74,323
Series 2018 AA, 5% 6/15/37	5,000	6,177
Series 2018 DD1, 5% 6/15/48	15,000	18,408
Series 2019 DD, 5.25% 6/15/49	65,000	81,796
Series CC:
4% 6/15/42	90,000	105,770
5% 6/15/30	25,000	34,049
Series FF, 4% 6/15/37	80,000	94,708
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	180,000	204,820
Series 2018 S4, 5% 7/15/31	30,000	38,155
Series S1:
5% 7/15/26	50,000	60,772
5% 7/15/27	15,000	17,640
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1, 5% 11/1/24	75,000	87,312
Series 2014, 5% 11/1/25	30,000	34,838
Series 2016 A, 5% 5/1/40	15,000	17,894
Series 2016 B1, 5% 11/1/35	105,000	124,497
Series 2018 A, 5% 8/1/38	55,000	67,040
Series 2018 B, 5% 8/1/45	50,000	60,113
Series A1:
5% 5/1/23	130,000	146,591
5% 8/1/24	50,000	58,932
Series B:
4% 8/1/38	100,000	114,494
4% 8/1/39	20,000	22,825
Series B1, 5% 11/1/28	30,000	36,205
Series C:
3.25% 11/1/43	140,000	149,871
5% 11/1/26	40,000	50,165
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	17,669
4% 4/1/28	75,000	87,968
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	241,406
Series 2014 C, 5% 3/15/28	205,000	236,326
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	115,849
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	235,000	251,340
5% 7/1/30	20,000	26,355
Series 2014, 5% 7/1/22	85,000	91,966
Series 2015 A:
5% 5/1/21	75,000	77,449
5% 7/1/21	105,000	108,890
5% 5/1/33	40,000	45,177
Series 2018 A:
5% 10/1/22	195,000	213,693
5% 8/1/25	100,000	114,196
Series 2019 A:
5% 7/1/23	90,000	102,688
5% 7/1/27	20,000	25,580
New York Dorm. Auth. Sales Tax Rev. Series 2017 A:
5% 3/15/43	75,000	89,771
5% 3/15/44	210,000	250,874
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	10,978
Series 2019 B, 5% 6/15/31	25,000	33,612
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	50,000	65,784
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	20,000	13,139
5% 11/15/23	260,000	283,920
5% 11/15/25	195,000	211,760
Series 2016 A, 5% 11/15/26	90,000	109,405
New York Metropolitan Trans. Auth. Rev.:
Series 2012 F, 5% 11/15/25	5,000	5,273
Series 2014 A1, 5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	57,873
Series 2014 B, 5% 11/15/20	40,000	40,425
Series 2016 C2A, 3% 11/15/38	25,000	23,935
Series 2016 D:
3% 11/15/32	50,000	49,951
5% 11/15/27	10,000	11,266
Series 2017 A1, 4% 11/15/48	30,000	30,907
Series 2017 B, 5% 11/15/23	145,000	157,505
Series 2017 C1:
4% 11/15/34	55,000	58,627
5% 11/15/24	20,000	22,123
5% 11/15/25	45,000	50,409
5% 11/15/28	25,000	28,757
Series 2018 B, 5% 11/15/25	35,000	39,129
Series 2019 B, 4% 11/15/49 (FSA Insured)	40,000	43,559
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27	110,000	139,109
Series 2017 B, 5% 2/15/39	15,000	18,222
Series 2018 A, 5% 3/15/32	50,000	63,921
Series 2019 A:
5% 3/15/39	100,000	125,600
5% 3/15/40	90,000	112,757
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,737
Series 2019 A, 5% 2/15/49	30,000	38,305
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	41,570
New York State Hsg. Fin. Agcy. Rev. Series L, 3.45% 11/1/42	25,000	26,806
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	25,000	26,143
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	5,148
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	85,999
New York Thruway Auth. Gen. Rev.:
Series 2014 K, 5% 1/1/23	60,000	66,025
Series 2016 A, 5% 1/1/51	30,000	34,115
Series K:
5% 1/1/28	10,000	11,671
5% 1/1/29	90,000	104,779
Series L, 5% 1/1/34	70,000	85,616
New York Thruway Auth. Personal Income Tax Rev. Series 2010 A, 5% 3/15/26	25,000	25,239
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	30,000	32,132
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 7/1/41 (b)	30,000	30,710
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	30,000	31,252
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	44,515
Series 2016 A, 5% 3/15/26	20,000	24,765
Series 2019 A:
5% 3/15/42	15,000	18,538
5% 3/15/44	25,000	30,724
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	71,115
Onondaga County Trust for Cultural Resources Rev. Series 2019, 5% 12/1/39	25,000	32,118
Oyster Bay Gen. Oblig. Series 2018, 5% 2/15/23	5,000	5,408
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,433
5% 5/1/27	15,000	16,198
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	52,059
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B, 5% 11/15/29	140,000	153,362
Series 2013 A, 0% 11/15/32	35,000	24,858
Series 2013 B, 4% 11/15/23	50,000	55,300
Series 2016 A:
5% 11/15/31	50,000	60,380
5% 11/15/41	25,000	29,386
Series 2019 A, 5% 11/15/49	45,000	54,892
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	86,644
Series 2017, 5% 12/15/41	50,000	62,313
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	45,947

TOTAL NEW YORK		9,021,013

New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/23 (b)	75,000	83,648
Series 189, 5% 5/1/30	20,000	23,426
Series 194:
5% 10/15/25	25,000	30,122
5% 10/15/30	35,000	41,438
5% 10/15/32	55,000	64,809
5% 10/15/35	100,000	117,057
Series 198, 5% 11/15/46	15,000	17,562
Series 202, 5% 10/15/30 (b)	20,000	24,272
Series 214, 5% 9/1/33 (b)	105,000	131,926

TOTAL NEW YORK AND NEW JERSEY		534,260

North Carolina - 1.1%
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	35,000	38,281
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	115,000	132,655
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	107,740
Mecklenburg County Gen. Oblig. Series 2017 A, 3% 4/1/37	50,000	53,726
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	70,000	77,573
Series 2016 A, 5% 6/1/27	20,000	25,022
North Carolina Grant Anticipation Rev. Series 2019, 5% 3/1/34	40,000	51,592
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/25	30,000	36,280
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/31	85,000	100,000
Wake County Series 2019 A, 3% 3/1/36	50,000	54,919

TOTAL NORTH CAROLINA		677,788

Ohio - 1.6%
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	5,000	5,731
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	60,000	76,594
Columbus Gen. Oblig. Series 2016 A, 4% 8/15/27	45,000	52,243
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	55,000	60,044
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	37,236
Franklin County Rev. Series 2017 OH, 5% 12/1/46	65,000	76,542
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	65,000	72,764
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	25,272
Series 2015 C, 5% 11/1/30	50,000	59,834
Series 2017 C, 5% 8/1/26	25,000	31,481
Series 2018 A, 5% 2/1/29	25,000	30,756
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	49,650
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	22,765
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	25,138
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	47,606
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	25,000	13,634
(Infrastructure Proj.) Series A, 0% 2/15/41	60,000	35,027
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	70,621
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	38,400
Series 2019 B, 3% 6/1/46	55,000	58,716
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	10,668
Westerville City School District Series 2020, 3% 12/1/50	50,000	52,083

TOTAL OHIO		952,805

Oklahoma - 0.3%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	11,363
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	17,428
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 A, 4% 1/1/47	35,000	38,539
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	95,696

TOTAL OKLAHOMA		163,026

Oregon - 0.8%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	12,507
Clackamas County School District No. 46:
Series 2009, 0% 6/15/36	85,000	60,560
Series B, 0% 6/15/34	35,000	26,654
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	19,256
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	22,989
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	16,532
Oregon Gen. Oblig. Series A, 4% 5/1/37	110,000	133,425
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	15,000	17,794
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	45,000	46,047
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	115,000	126,923

TOTAL OREGON		482,687

Pennsylvania - 3.1%
Allegheny County Series C77, 5% 11/1/43	25,000	31,052
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	5,000	5,484
Bristol School District Series 2013, 5% 6/1/40	20,000	22,163
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	60,000	66,812
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	37,706
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,667
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	36,356
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	25,000	25,702
5% 12/31/28 (b)	35,000	39,759
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	40,000	44,130
Series 2015 1, 5% 3/15/29	60,000	71,074
Series 2015:
4% 8/15/34	175,000	195,829
5% 8/15/32	60,000	71,062
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2010 A, 5% 11/1/40	160,000	162,454
Series 2016 C:
3% 8/15/41	35,000	36,257
5% 8/15/25	35,000	41,818
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	45,000	45,814
Series 2017 123B, 3.45% 10/1/32	10,000	10,893
Series 2017 125B, 3.65% 10/1/42	30,000	32,056
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (c)	10,000	9,986
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	29,393
Series 2014 A, 0% 12/1/39 (c)	5,000	5,126
Series 2014 C, 5% 12/1/39	30,000	33,740
Series 2014, 5% 12/1/33	55,000	62,530
Series 2017 A1, 5% 12/1/30	40,000	48,696
Series 2017 B, 5.25% 6/1/47	55,000	63,531
Series 2017, 5% 12/1/40	50,000	58,012
Series 2019 A, 5% 12/1/35	35,000	42,476
Series 2019, 5% 12/1/32	30,000	36,862
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	119,144
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,681
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	55,000	57,402
Series 2015 B, 5% 8/1/25	20,000	23,960
Series 2017 A:
5% 8/1/22	30,000	32,616
5% 8/1/23	40,000	45,088
Series 2019 B, 5% 2/1/21	75,000	76,843
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	62,445
Series 2018 B, 4% 9/1/43	30,000	34,511
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	17,113

TOTAL PENNSYLVANIA		1,853,243

Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	6,181
Puerto Rico - 0.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	50,000	51,239
Series 2007 N, 5.25% 7/1/36 (Assured Guaranty Corp. Insured)	15,000	16,360

TOTAL PUERTO RICO		67,599

Rhode Island - 0.1%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	30,000	32,214
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/31	50,000	55,469

TOTAL RHODE ISLAND		87,683

South Carolina - 1.2%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2010 A, 5% 1/1/22	45,000	45,991
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	36,995
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	137,196
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	27,783
Series 2014 C:
5% 12/1/29	40,000	45,705
5% 12/1/36	45,000	50,540
Series 2015 A, 5% 12/1/21	250,000	264,330
Series 2016 A, 3.25% 12/1/35	15,000	15,627
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	99,736

TOTAL SOUTH CAROLINA		723,903

Tennessee - 1.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	19,541
3.25% 8/1/44	30,000	29,282
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	30,386
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	65,678
Series 2016 A, 4% 1/1/42	10,000	10,803
Series 2019, 4% 11/15/43	55,000	60,013
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	78,704
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	61,920
4% 7/1/54	35,000	39,217
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	79,517
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (a)	30,000	33,968
Series 2006 C:
5% 2/1/24	10,000	11,111
5% 2/1/27	15,000	17,614
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	60,988
Tennessee Hsg. Dev. Agcy. Residentential:
Series 2015 2, 3.875% 7/1/35	15,000	16,149
Series 2018 3, 3.75% 7/1/38	35,000	38,449
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39	20,000	21,447
Series A, 5% 11/1/42	105,000	128,780

TOTAL TENNESSEE		803,567

Texas - 9.0%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	62,873
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	131,792
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	80,111
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	67,780
Series 2017, 4% 8/1/33	20,000	22,951
Series 2019, 4% 8/1/35	25,000	29,579
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	35,000	37,497
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2013, 5% 7/1/23	100,000	113,872
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	20,000	19,833
City of Denton Series 2017, 4% 2/15/47	50,000	55,557
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	21,892
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	11,148
Cypress-Fairbanks Independent School District:
Series 2019 A, 3% 2/15/36	155,000	170,598
Series 2019, 5% 2/15/30	45,000	59,854
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 B, 5% 11/1/32	85,000	86,057
Series 2012 C, 5% 11/1/45	85,000	88,657
Series 2013 D, 5.25% 11/1/25	30,000	31,716
Series 2013 F, 5% 11/1/21	20,000	21,090
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	6,330
Denton Independent School District Series 2014, 5% 8/15/38	65,000	75,526
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	105,000	122,174
Frisco Independent School District:
Series 2017, 4% 8/15/35	10,000	11,632
Series 2019, 4% 8/15/39	35,000	41,700
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (c)	40,000	45,984
0% 10/1/46 (c)	40,000	45,015
0% 10/1/48 (c)	30,000	33,757
Series 2018 A, 5% 10/1/37	40,000	49,799
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 A, 4% 11/15/32	200,000	209,040
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	75,000	81,275
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	121,089
Series 2016 A, 5% 8/15/33	15,000	18,295
Harris County Toll Road Rev. Series 2018 A, 4% 8/15/48	40,000	45,326
Harris County-Houston Sports Auth. Rev.:
Series 2014 C, 5% 11/15/30	170,000	174,923
Series 2014, 0% 11/15/49 (FSA Insured)	25,000	7,125
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	55,000	66,633
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	60,000	57,703
0% 9/1/33 (AMBAC Insured)	80,000	57,289
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	27,475
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	39,144
Series 2017:
5% 2/15/22	10,000	10,767
5% 2/15/23	20,000	22,424
5% 2/15/27	50,000	63,329
Houston Util. Sys. Rev. Series 2019 B, 4% 11/15/44	55,000	65,059
Houston Wtr. & Swr. Sys. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	74,536
Leander Independent School District:
Series 2014 D:
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,261
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.985)	90,000	36,699
Series 2016 A, 0% 8/16/44	15,000	6,465
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	23,444
Midland County No. 1 (City of Midland Proj.) Series 2012 A, 0% 9/15/35	5,000	3,047
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	64,273
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	29,595
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,624
Series 2014 B, 5% 1/1/31	125,000	140,373
Series 2015 A, 5% 1/1/27	100,000	116,468
Series 2018:
4.25% 1/1/49	55,000	61,438
5% 1/1/48	20,000	23,356
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	170,000	170,082
San Antonio Elec. & Gas Sys. Rev.:
Series 2013, 5% 2/1/48	50,000	54,524
Series 2015:
5% 2/1/23	95,000	106,268
5% 2/1/27	40,000	49,234
5% 2/1/32	5,000	6,082
Series 2016, 5% 2/1/22 (Escrowed to Maturity)	20,000	21,478
5% 2/1/22	40,000	42,982
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	65,539
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	213,110
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	63,259
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43	15,000	15,733
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	125,000	132,438
5% 10/1/23	50,000	57,563
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	99,354
Series 2016 A, 5% 4/1/30	50,000	61,654
Series 2017 B, 5% 10/1/33	25,000	31,583
Series 2018 B, 5% 8/1/24	45,000	53,359
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Series 2002 A, 0% 8/15/21 (AMBAC Insured)	40,000	39,577
Series A, 0% 8/15/29 (AMBAC Insured)	35,000	28,790
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2012 A, 5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	115,000	126,410
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	73,999
Series 2018 A, 4% 10/15/37	40,000	47,440
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	144,049
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	175,000	202,759
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 C, 5% 8/15/21	80,000	84,254
Series 2016 J:
5% 8/15/24	60,000	71,349
5% 8/15/26	55,000	69,447
Series 2017 B, 3.375% 8/15/44	40,000	43,061

TOTAL TEXAS		5,381,626

Utah - 0.3%
Univ. of Utah Gen. Revs. Series 2017 A, 5% 8/1/29	45,000	57,450
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	41,040
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26	15,000	18,151
5% 6/15/29	15,000	17,829
Series 2016, 4% 12/15/29	25,000	28,196

TOTAL UTAH		162,666

Virginia - 1.1%
Arlington County Series 2019, 4% 6/15/35	5,000	6,067
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017 A, 5% 9/15/23	15,000	17,234
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	15,921
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46	170,000	205,758
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	96,286
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.) Series 2016 A, 5% 2/1/23	40,000	44,766
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	78,525
Series 2017 E, 5% 2/1/24	5,000	5,809
Series 2017 A:
5% 2/1/23	45,000	50,412
5% 2/1/24	40,000	46,469
Virginia Commonwealth Trans. Board Rev. Series 2016, 3% 5/15/40	5,000	5,322
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	5,000	6,065
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	36,017
Series 2014, 4% 10/1/38	35,000	37,349

TOTAL VIRGINIA		652,000

Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1, 5% 11/1/27	45,000	56,498
Energy Northwest Elec. Rev.:
Series 2012 D, 4% 7/1/44	45,000	46,957
Series 2016 A:
5% 7/1/26	40,000	41,772
5% 7/1/28	35,000	43,617
Series 2017 A, 5% 7/1/26	50,000	54,473
Series 2018 C, 5% 7/1/33	30,000	38,572
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	67,360
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	16,322
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	27,179
King County School District 210 Series 2018, 5% 12/1/30	80,000	102,754
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (b)	75,000	85,145
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	120,000	130,295
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	10,122
Washington Gen. Oblig.:
Series 2012 D, 5% 7/1/22	150,000	164,186
Series 2013 A, 4% 8/1/35	65,000	68,265
Series 2014 A, 5% 8/1/26	40,000	45,521
Series 2014 B:
5% 8/1/29	5,000	5,665
5% 8/1/31	170,000	191,956
Series 2015 B, 5% 2/1/28	85,000	101,731
Series 2015 H:
5% 7/1/26	30,000	35,959
5% 7/1/29	40,000	47,552
Series 2016 C, 5% 2/1/35	20,000	23,999
Series 2018 A, 5% 8/1/22	135,000	148,280
Series 2020 A, 5% 1/1/26	30,000	37,190
Series 2020 E, 5% 6/1/45	15,000	19,219
Series R, 5% 7/1/29	100,000	118,881
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	52,594
Series 2012 A, 5% 10/1/38	40,000	44,930
Series 2017 B, 3.5% 8/15/38	60,000	64,111
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	29,225
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	40,033

TOTAL WASHINGTON		1,960,363

West Virginia - 0.5%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	82,228
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	100,044
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	31,273
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	70,000	80,021

TOTAL WEST VIRGINIA		293,566

Wisconsin - 0.9%
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	46,772
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	47,570
5% 3/1/46	50,000	57,022
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	70,000	86,454
Series 3, 5% 11/1/31	30,000	37,928
Series A, 4% 5/1/27	30,000	35,709
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	64,576
Series 2014 A, 5% 11/15/25	40,000	46,376
Series 2016 A, 3.5% 2/15/46	20,000	20,391
Series 2017 A, 5% 4/1/28	35,000	43,478
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	39,739	40,746
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	10,000	12,125
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	30,196

TOTAL WISCONSIN		569,343

Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	26,530
TOTAL MUNICIPAL BONDS
(Cost $58,235,534)		59,102,644
	Shares	Value

Money Market Funds - 0.5%
Fidelity Municipal Cash Central Fund .18% (d)(e)
(Cost $316,000)	315,968	316,000
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $58,551,534)		59,418,644
NET OTHER ASSETS (LIABILITIES) - 1.1%		641,326
NET ASSETS - 100%		$60,059,970

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,350
Total	$1,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$59,102,644	$--	$59,102,644	$--
Money Market Funds	316,000	316,000	--	--
Total Investments in Securities:	$59,418,644	$316,000	$59,102,644	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	30.9%
Transportation	15.8%
Special Tax	12.9%
Health Care	10.3%
Water & Sewer	8.2%
Education	7.0%
Escrowed/Pre-Refunded	5.6%
Others* (Individually Less Than 5%)	9.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $58,235,534)	$59,102,644
Fidelity Central Funds (cost $316,000)	316,000
Total Investment in Securities (cost $58,551,534)		$59,418,644
Cash		113,047
Receivable for fund shares sold		70,442
Interest receivable		691,971
Distributions receivable from Fidelity Central Funds		135
Other receivables		272
Total assets		60,294,511
Liabilities
Payable for investments purchased	$152,893
Payable for fund shares redeemed	62,281
Distributions payable	16,058
Accrued management fee	3,309
Total liabilities		234,541
Net Assets		$60,059,970
Net Assets consist of:
Paid in capital		$59,271,103
Total accumulated earnings (loss)		788,867
Net Assets		$60,059,970
Net Asset Value, offering price and redemption price per share ($60,059,970 ÷ 3,007,560 shares)		$19.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period July 11, 2019 (commencement of operations) to June 30, 2020
Investment Income
Interest		$594,189
Income from Fidelity Central Funds		1,350
Total income		595,539
Expenses
Management fee	$24,001
Independent trustees' fees and expenses	98
Commitment fees	3
Total expenses before reductions	24,102
Expense reductions	(538)
Total expenses after reductions		23,564
Net investment income (loss)		571,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(79,459)
Total net realized gain (loss)		(79,459)
Change in net unrealized appreciation (depreciation) on investment securities		867,110
Net gain (loss)		787,651
Net increase (decrease) in net assets resulting from operations		$1,359,626

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$571,975
Net realized gain (loss)	(79,459)
Change in net unrealized appreciation (depreciation)	867,110
Net increase (decrease) in net assets resulting from operations	1,359,626
Distributions to shareholders	(570,759)
Share transactions
Proceeds from sales of shares	100,579,060
Reinvestment of distributions	423,246
Cost of shares redeemed	(41,731,203)
Net increase (decrease) in net assets resulting from share transactions	59,271,103
Total increase (decrease) in net assets	60,059,970
Net Assets
Beginning of period	–
End of period	$60,059,970
Other Information
Shares
Sold	5,103,543
Issued in reinvestment of distributions	21,198
Redeemed	(2,117,181)
Net increase (decrease)	3,007,560

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Bond Index Fund

Years ended June 30,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	.324
Net realized and unrealized gain (loss)	(.035)C
Total from investment operations	.289
Distributions from net investment income	(.319)
Total distributions	(.319)
Net asset value, end of period	$19.97
Total ReturnD,E	1.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H
Expenses net of fee waivers, if any	.07%H
Expenses net of all reductions	.07%H
Net investment income (loss)	1.67%H
Supplemental Data
Net assets, end of period (000 omitted)	$60,060
Portfolio turnover rate	76%H

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2020

1. Organization.

Fidelity Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,163,130
Gross unrealized depreciation	(296,506)
Net unrealized appreciation (depreciation)	$866,624
Tax Cost	$58,552,020

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$219
Capital loss carryforward	$(77,863)
Net unrealized appreciation (depreciation) on securities and other investments	$866,624

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(77,863)
Total capital loss carryforward	$(77,863)

The tax character of distributions paid was as follows:

June 30, 2020(a)
Tax-exempt Income	$570,759
Total	$570,759

 (a) For the period July 11, 2019 (commencement of operations) to June 30, 2020.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Bond Index Fund	85,549,745	26,506,070

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Municipal Bond Index Fund	$3

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $538.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 17% of the total outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Municipal Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of June 30, 2020, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 11, 2019 (commencement of operations) through June 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, and the results of its operations, changes in its net assets, and the financial highlights for the period July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 13, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 282 funds. Mr. Chiel oversees 174 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.07%	$1,000.00	$1,003.30	$.35
Hypothetical-C		$1,000.00	$1,024.52	$.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2020, 100% of the fund's income dividends was free from federal income tax, and 5.66% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MBL-ANN-0820
1.9894016.100

Fidelity® SAI Municipal Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

June 30, 2020

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Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® SAI Municipal Bond Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Municipal Bond Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$10,296	Fidelity® SAI Municipal Bond Index Fund
$10,410	Bloomberg Barclays Municipal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a gain for the 12 months ending June 30, 2020, overcoming market volatility and investor outflows related to economic and credit fears caused by the coronavirus. The Bloomberg Barclays Municipal Bond Index rose 4.45%. Munis advanced 2.32% in the latter half of 2019, driven partly by the U.S. Federal Reserve’s shift to an easing stance, then advanced strongly in January and February due to robust demand and limited new bond supply. By the second week of March, however, the emerging coronavirus pandemic began to raise the prospect of a broad economic slowdown that would later materialize and present financial challenges for muni issuers across sectors. For example, revenue bonds used to finance airport projects were hampered by a sharp reduction in air travel. Also, bonds issued by hospitals received scrutiny in the face of uncertain reimbursement for coronavirus-related treatment and the halt of elective medical procedures. State and local government tax revenue was impacted by the delay in the income-tax filing date to July 15 and the collapse in revenue from sales taxes, activity taxes and fees. Muni yields rose substantially as a result. The Fed responded to the risk of rapid economic contraction and dysfunction in the credit markets with substantial stimulus. This led to increased market liquidity and a return of new issuance in the primary market, which continued through June 30, despite continued economic uncertainty.

Comments from Co-Portfolio Managers Brandon Bettencourt, Eric Golden and Jay Small:  From its inception on July 11, 2019 through June 30, 2020, the fund gained 2.96%, lagging, net of fees, the 4.10% advance of the benchmark, the Bloomberg Barclays Municipal Bond Index. Our goal is to produce monthly returns, before expenses, that closely match the benchmark’s return. We use a method known as stratified sampling, which matches the index’s risk factors, but does not always hold all bonds in the exact proportions of the index. From its inception through June 30, 2020, differences in the way fund holdings and index components were priced detracted from performance versus the benchmark. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research’s (FMR) fair-value processes. Securities within the index, however, are priced by the index provider. Additionally, trading costs associated with the purchases of municipal securities, both in fund’s initial stages and as it grew, also detracted on a relative basis.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five States as of June 30, 2020

% of fund's net assets
California	19.3
New York	14.9
Texas	7.7
Illinois	4.4
Washington	3.9

Top Five Sectors as of June 30, 2020

% of fund's net assets
General Obligations	33.3
Transportation	15.2
Special Tax	11.6
Health Care	10.2
Water & Sewer	8.4

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	14.3%
AA,A	76.1%
BBB	7.3%
BB and Below	0.2%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2020

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Alabama - 1.5%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$74,047
Series 2017 A, 4% 6/1/37	25,000	28,756
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	70,000	66,956
Birmingham Wtrwks. Board:
Series 2013 B, 5% 1/1/38 (Pre-Refunded to 1/1/23 @ 100)	200,000	223,316
Series 2016, 3% 1/1/43	30,000	31,104
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (a)	30,000	31,722
Series A, 4% 6/1/22	10,000	10,563
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	15,000	15,379
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	40,000	41,889
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	25,000	29,641
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	59,412
Series 2017 B1, 3.25% 9/1/31	45,000	49,220
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	100,000	108,570
Series 2017 B, 3% 7/1/35	30,000	32,230

TOTAL ALABAMA		802,805

Arizona - 1.6%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	17,281
Arizona Indl. Dev. Auth. Sr. Living Series 2019 A, 4.5% 1/1/49	30,000	25,179
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	80,757
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	46,873
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	45,000	50,834
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	107,460
Series 2017 D, 5% 7/1/25	20,000	23,908
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	37,195
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	30,061
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	65,000	79,476
Series 2011 A, 5% 12/1/25	60,000	63,953
Series 2012 A, 5% 12/1/29	100,000	108,617
Series A, 5% 1/1/36	25,000	30,727
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	25,497
5.25% 12/1/24	15,000	17,409
5.25% 12/1/26	15,000	18,179
Series 2007, 5.25% 12/1/23	15,000	16,951
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	113,043

TOTAL ARIZONA		893,400

Arkansas - 0.1%
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39	35,000	39,066
California - 19.3%
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A, 5% 10/1/21	5,000	5,241
Series 2016 B:
3% 10/1/34 (FSA Insured)	10,000	10,277
5% 10/1/36	20,000	22,420
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C, 0% 9/1/35	45,000	34,655
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,054
Series 2018 A, 2.625%, tender 4/1/26 (a)	70,000	73,833
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	27,046
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	45,000	48,683
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	105,000	113,593
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	11,717
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	108,802
California Dept. of Wtr. Resources Series AV, 4% 12/1/31	10,000	11,608
California Edl. Facilities Auth. Rev.:
Series 2001 A, 0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,283
Series T1, 5% 3/15/39	20,000	30,712
Series U6, 5% 5/1/45	115,000	185,162
California Gen. Oblig.:
Series 2013:
4% 4/1/43	40,000	42,368
5% 9/1/27	70,000	79,219
5% 11/1/30	15,000	16,991
Series 2014:
4% 11/1/44	10,000	10,833
5% 11/1/22	225,000	249,728
5% 10/1/28	10,000	11,791
5% 8/1/35	20,000	23,039
Series 2015:
5% 8/1/23	25,000	28,600
5% 8/1/26	150,000	179,451
5% 8/1/26	20,000	24,348
5% 9/1/26	40,000	48,812
5% 9/1/28	50,000	60,675
5% 8/1/29	20,000	24,126
5% 8/1/45	30,000	34,878
5.25% 8/1/30	170,000	207,555
Series 2016:
3% 9/1/33	30,000	32,231
5% 9/1/22	115,000	126,702
5% 9/1/23	50,000	57,381
5% 9/1/24	55,000	65,429
5% 9/1/25	25,000	30,722
5% 9/1/26	15,000	18,923
5% 9/1/30	20,000	24,854
5% 9/1/45	10,000	11,974
Series 2017:
4% 8/1/27	55,000	65,411
4% 8/1/37	25,000	28,847
5% 11/1/22	95,000	105,441
5% 8/1/23	40,000	45,760
5% 11/1/24	95,000	113,656
5% 8/1/27	30,000	38,719
5% 11/1/27	25,000	32,490
Series 2019:
4% 4/1/25	5,000	5,830
5% 4/1/37	75,000	85,274
5% 4/1/45	130,000	165,424
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	85,155
Series 2013 A, 5% 3/1/22	445,000	474,521
Series 2013 A3, 5% 7/1/23	40,000	45,228
Series 2016 B, 5% 11/15/46	25,000	29,325
Series 2017 A, 5% 11/1/27	30,000	38,228
Series 2018 A:
4% 11/15/42	20,000	22,333
5% 11/15/33	35,000	43,185
Series A, 5% 8/15/47	15,000	16,816
California Infrastructure and Econ. Dev. Bank Rev. Series 2016, 5% 10/1/26	25,000	31,354
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	30,000	31,255
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26	40,000	45,978
Series 2014 A, 5% 11/1/29	40,000	47,363
Series 2015 A, 5% 11/1/26	15,000	18,435
Series 2016 A:
3.2% 11/1/37	15,000	15,990
4% 11/1/38	50,000	56,494
5% 11/1/45	25,000	29,701
Series 2017 A, 5% 11/1/21	100,000	106,278
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018, 4.375% 1/1/48	10,000	10,635
California Statewide Cmntys. Dev. Auth. Rev. Bonds Series 2004 J, 5%, tender 11/1/29 (a)	70,000	93,118
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	34,319
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,614
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	35,000	40,040
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	77,351
Series 2017 B, 5% 6/1/32	45,000	56,699
El Camino Cmnty. College District Series 2012 C, 0% 8/1/38	85,000	54,842
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	69,095
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	27,146
Series 2013 A:
0% 1/15/24 (FSA Insured)	10,000	9,486
5% 1/15/42 (FSA Insured)	105,000	116,277
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	23,952
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,213
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	44,513
Series 2015 A:
5% 6/1/32	30,000	35,366
5% 6/1/35	10,000	11,684
5% 6/1/40	15,000	17,363
Series 2018 A:
5% 6/1/21	25,000	26,048
5% 6/1/22	20,000	21,727
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	34,059
Series 2016 B, 3% 8/1/45	30,000	31,359
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	100,620
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	55,000	58,538
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	52,082
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	33,186
5.5% 11/15/37	30,000	42,528
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	75,000	82,339
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	114,683
Series 2016, 3% 8/1/32	80,000	87,136
Los Angeles Cmnty. College District:
Series A, 5% 8/1/30	20,000	23,520
Series C, 5% 8/1/22	10,000	10,995
Series F, 5% 8/1/24	35,000	40,074
Series G, 5% 8/1/27	20,000	23,679
Series K, 4% 8/1/35	20,000	22,787
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	55,892
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/28 (b)	50,000	60,103
Series B, 5% 5/15/34 (b)	95,000	116,361
Series C, 5% 5/15/33 (b)	155,000	188,294
Series D, 5% 5/15/26 (b)	5,000	6,085
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A, 5% 7/1/23	40,000	44,756
Series 2014 D, 5% 7/1/44	45,000	51,527
Series 2017 A, 5% 7/1/28	20,000	25,544
Series A, 5% 7/1/31	35,000	45,392
Series B:
5% 7/1/30	50,000	56,504
5% 7/1/30	25,000	33,609
Series C, 5% 7/1/37	25,000	32,628
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25	30,000	32,867
Series 2014 A, 5% 7/1/44	25,000	28,689
Series A:
5% 7/1/33	5,000	6,413
5% 7/1/33	55,000	68,741
Series B, 5% 7/1/25	20,000	22,768
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	45,050
Los Angeles Solid Waste Resources Rev. Series 2018 A, 4% 2/1/32	35,000	41,986
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	11,815
Series 2016 A, 5% 7/1/40	30,000	35,301
Series A:
5% 7/1/22	70,000	76,488
5% 7/1/22	20,000	21,854
5% 7/1/29	45,000	60,344
5% 7/1/30	25,000	33,244
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/22	50,000	54,652
Los Angeles Wastewtr. Sys. Rev. Series 2013 A, 5% 6/1/24	5,000	5,670
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	5,266
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	55,313
Series A, 5% 7/1/39	135,000	174,331
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	150,000	120,083
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	39,187
Mt. San Jacinto Cmnty. College District Series B, 4% 8/1/43	100,000	115,324
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	26,358
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (FSA Insured)	35,000	36,325
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	15,000	11,851
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	16,256
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,378
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	36,065
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series A, 4% 10/1/40	60,000	67,117
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	62,879
San Bernardino Cmnty. College District Series B, 0% 8/1/48	45,000	20,022
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	25,000	33,043
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/41 @ 100) (c)	20,000	11,275
Series 2016, 5% 8/1/41	5,000	6,067
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B, 5% 7/1/43 (b)	75,000	81,028
Series 2019 A, 5% 7/1/34	75,000	95,112
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	115,000	147,845
5.25% 8/1/47	10,000	12,617
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	165,000	187,118
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	10,000	13,086
Series A, 0% 7/1/31	55,000	45,428
Series C, 0% 7/1/43	40,000	22,090
Series F1, 5.25% 7/1/28	10,000	13,470
Series R1, 0% 7/1/30	35,000	29,743
Series R3, 5% 7/1/21	60,000	62,831
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	52,501
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	40,000	46,044
Series A1, 5% 8/1/47	45,000	54,862
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	37,692
Series 2016 A, 5% 5/1/26	20,000	24,459
Series 2017 A, 5% 5/1/47 (b)	20,000	23,191
Series 2017 D, 5% 5/1/24 (b)	35,000	40,229
Series 2018 G, 5% 5/1/27 (b)	65,000	80,208
Series 2019 A, 5% 5/1/49 (b)	25,000	29,963
Series 2019 D:
5% 5/1/26	65,000	79,491
5% 5/1/39	20,000	24,812
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	39,344
San Francisco City & County Unified School District Series E, 5% 6/15/21	25,000	25,097
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	24,123
Series D, 5% 11/1/28	35,000	45,302
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/22 (Escrowed to Maturity)	100,000	99,359
0% 1/1/25 (Escrowed to Maturity)	50,000	48,780
0% 1/1/26 (Escrowed to Maturity)	25,000	24,032
0% 1/1/27 (Escrowed to Maturity)	30,000	28,300
0% 1/1/28 (Escrowed to Maturity)	30,000	27,922
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	17,821
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,547
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	29,809
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	64,572
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	56,855
San Mateo Unified School District Series 2011 A, 0% 9/1/33 (c)	50,000	49,082
Santa Clara County Fing. Auth. Lease Rev. Series 2018 A, 3.5% 4/1/39	40,000	44,380
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	38,964
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	60,457
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	53,561
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	10,000	10,973
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	35,955
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	155,000	160,824
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	90,000	40,864
Univ. of California Revs.:
Series 2014, 5% 5/15/25	75,000	87,928
Series 2017 AV, 5% 5/15/47	60,000	72,659
Series AF, 5% 5/15/24	50,000	56,542
Series AM, 5.25% 5/15/37	15,000	17,360
Series AO, 5% 5/15/32	50,000	59,637
Series AY, 5% 5/15/28	30,000	38,356
Series I, 5% 5/15/23	25,000	28,348
Series M, 5% 5/15/36	20,000	24,668
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	63,487
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	25,739
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (FSA Insured)	140,000	125,146
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	30,000	31,735

TOTAL CALIFORNIA		10,571,345

Colorado - 1.3%
Colorado Health Facilities Auth.:
Series 2019 A, 5% 11/1/29	65,000	82,659
Series 2019 A1, 4% 8/1/44	10,000	10,776
Colorado Health Facilities Auth. Rev. Series 2011 A, 5.25% 2/1/31 (Pre-Refunded to 2/1/21 @ 100)	80,000	82,290
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	33,492
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	31,312
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	75,000	80,387
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28	55,000	59,843
Series 2017 A:
5% 11/15/26 (b)	55,000	67,252
5% 11/15/28 (b)	30,000	37,223
Series 2018 B, 3.5% 12/1/35	10,000	10,884
Series 2019 C, 5% 11/15/31	20,000	25,788
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	5,299
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	12,581
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	24,391
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	120,000	141,415
Series 2016 B1, 2.75% 6/1/30	15,000	16,370

TOTAL COLORADO		721,962

Connecticut - 1.2%
Connecticut Hsg. Fin. Auth. Series 2010 1, 4% 12/1/26	20,000	20,051
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	69,853
Series 2015 B, 3.375% 6/15/29	25,000	27,067
Series 2016 A, 5% 3/15/26	15,000	18,260
Series 2016 G, 5% 11/1/20	70,000	71,046
Series 2019 A, 5% 4/15/27	15,000	18,634
Series A, 5% 3/15/28	15,000	17,664
Series D, 4% 8/15/31	45,000	50,799
Series E:
3.375% 10/15/36	20,000	21,022
5% 9/15/25	25,000	30,199
5% 10/15/25	20,000	24,212
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2012 J, 5% 7/1/42	10,000	10,397
Series R, 3.375% 7/1/37	10,000	10,466
Connecticut Hsg. Fin. Auth. Series B1, 3.45% 11/15/41	20,000	21,007
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	55,000	62,373
Series 2016 A, 5% 9/1/31	25,000	30,064
Series 2018 A, 5% 1/1/27	20,000	24,794
Series A, 4% 9/1/35	55,000	60,737
Series B, 5% 10/1/33	15,000	18,643
Hartford County Metropolitan District Series A, 4% 4/1/39	30,000	30,868
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,681

TOTAL CONNECTICUT		669,837

Delaware - 0.0%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	6,000	6,478
District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2015 A, 5% 6/1/30	125,000	149,880
Series 2016 A, 5% 6/1/32	40,000	48,886
Series 2017 A, 5% 6/1/29	10,000	12,782
Series 2019 A, 5% 10/15/44	55,000	69,644
District of Columbia Income Tax Rev. Series 2020 B, 5% 10/1/27	50,000	64,954
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	29,237
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	38,413
Series 2014 C:
5% 10/1/27	30,000	35,470
5% 10/1/28	25,000	29,535
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	30,000	30,060
4% 10/1/53	5,000	5,357
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	45,408
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,107
Series 2010 A, 0% 10/1/37	50,000	27,756
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	50,000	54,138
Series 2014 A, 5% 10/1/28 (b)	20,000	22,957
Series 2018 A, 5% 10/1/27 (b)	40,000	50,135
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	50,010
Series 2017 B, 5% 7/1/26	50,000	61,422
Series 2018, 5% 7/1/30	35,000	43,544

TOTAL DISTRICT OF COLUMBIA		872,695

Florida - 3.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	15,116
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,121
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	5,000	5,418
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	80,000	94,344
Series 2018 A, 4% 6/1/37	55,000	65,051
Series C, 4% 6/1/28	20,000	21,886
Series D, 4% 6/1/32	50,000	57,826
Florida Dept. of Trans. Tpk. Rev. Series 2019 B, 3% 7/1/43	30,000	31,727
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	68,196
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (b)	30,000	36,551
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38	25,000	26,773
Hillsborough County Cap. Impt. Series 2019, 3.25% 8/1/49	40,000	43,245
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	45,000	47,454
5% 10/1/28	35,000	38,558
Jacksonville Spl. Rev. Series 2019 A:
5% 10/1/29	25,000	33,514
5% 10/1/32	10,000	13,188
JEA Wtr. & Swr. Sys. Rev. Series 2014 A, 4% 10/1/40	100,000	107,702
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	30,904
Miami Beach Series 2019, 3.25% 5/1/49	25,000	26,883
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	16,322
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	100,000	109,688
Series 2012 B:
5% 10/1/25	90,000	97,909
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	30,000	33,155
Series 2016 A, 5% 10/1/41	20,000	23,138
Miami-Dade County Cap. Asset Acquisition:
Series 2009, 0% 10/1/46	50,000	20,039
Series 2016:
0% 10/1/31	35,000	25,727
0% 10/1/32	25,000	17,578
Miami-Dade County Edl. Facilities Rev. Series 2018 A, 4% 4/1/53	25,000	26,734
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	75,230
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	6,111
Series 2015 B, 5% 7/1/27	40,000	47,207
Series 2015 D, 3% 7/1/39	5,000	5,367
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	65,000	74,478
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	31,841
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 3.125% 10/1/39	20,000	21,769
Series 2019 B, 3% 10/1/49	40,000	42,838
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	59,913
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	35,000	39,964
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	21,690
Series 2016 B, 4% 10/1/36	30,000	32,335
Series 2017, 5% 10/1/27	25,000	30,014
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35	75,000	82,893
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	125,000	157,494
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	28,548
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40	10,000	11,780
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	56,827
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	72,536
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	15,000	16,060

TOTAL FLORIDA		2,089,642

Georgia - 2.4%
Atlanta Arpt. Rev. Series 2012 C, 5% 1/1/37 (b)	120,000	125,472
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5% 11/1/21	25,000	26,573
Series 2015:
5% 11/1/32	30,000	35,595
5% 11/1/43	50,000	58,123
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	30,000	31,823
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	130,000	159,780
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	85,000	89,201
Forsyth County Wtr. & Swr. Auth. Series 2015, 5% 4/1/41	50,000	58,744
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	36,866
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	21,857
Series 2020 A, 5% 2/15/31	40,000	51,073
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	59,168
Series 2017 A, 5% 2/1/27	10,000	12,808
Series 2017 C:
5% 7/1/27	5,000	6,478
5% 7/1/30	25,000	31,986
Series 2018 A:
3% 7/1/33	25,000	27,565
5% 7/1/27	20,000	25,910
Georgia Hsg. & Fin. Auth. Series 2017 C, 3.65% 12/1/42	15,000	16,041
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	21,090
Series 2017 B, 3.2% 12/1/32	20,000	21,640
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	67,454
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	31,237
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2014 A, 5% 7/1/24	25,000	28,321
Series 2018 A, 3% 7/1/23	25,000	26,746
Series 2019 A, 3.125% 7/1/46	5,000	5,278
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	15,582
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	150,000	205,967

TOTAL GEORGIA		1,298,378

Hawaii - 0.8%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	21,429
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	110,000	134,234
Series 2016 FG, 5% 10/1/30	30,000	37,148
Series FH, 5% 10/1/29	25,000	31,094
Series FN 5% 10/1/22	90,000	99,438
Series FW, 3.5% 1/1/38	5,000	5,603
Honolulu City and County Wastewtr. Sys.:
Series 2012 A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	100,000	109,373
Series 2016 B, 4% 7/1/33	15,000	17,248
Series 2018 A, 3.375% 7/1/42	5,000	5,418

TOTAL HAWAII		460,985

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	30,382
Series 2015 ID, 5.5% 12/1/29	25,000	29,946

TOTAL IDAHO		60,328

Illinois - 4.4%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/31	20,000	12,737
Series 2002 B, 5% 1/1/26	30,000	31,897
Series 2007 E, 5.5% 1/1/35	20,000	21,422
Series 2014 A, 5.25% 1/1/31 (FSA Insured)	75,000	82,751
Series 2015 A:
5% 1/1/26	15,000	15,948
5.5% 1/1/33	15,000	16,115
Series 2019 A, 5% 1/1/40	25,000	26,911
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	60,000	66,662
Series 2014 B, 5% 1/1/27	45,000	50,240
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 A, 5% 1/1/35	145,000	145,515
Series 2012 A, 5% 1/1/24 (b)	50,000	52,814
Series 2013 B, 5% 1/1/26	65,000	70,969
Series 2013 D, 5% 1/1/44	60,000	63,935
Series 2015 B, 5% 1/1/28	35,000	40,349
Series 2017 A, 5% 1/1/27	20,000	24,416
Series 2017 B, 5% 1/1/33	10,000	11,836
Series 2017 D, 5% 1/1/42 (b)	15,000	17,210
Series 2018 B:
5% 1/1/37	15,000	18,251
5% 1/1/48	20,000	23,792
Chicago Transit Auth. Series 2011, 5.25% 12/1/24	65,000	68,214
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	30,000	32,026
5% 6/1/25	20,000	23,196
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	40,644
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	41,040
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	52,123
Series 2014 A, 5% 10/1/21	20,000	21,128
Series 2016:
3.25% 5/15/39	50,000	50,847
3.25% 11/15/45	20,000	20,576
4% 7/1/30	60,000	69,415
4% 12/1/31	25,000	27,182
Series 2018 A, 5% 10/1/41	10,000	12,150
Series 2019, 5% 7/1/27	15,000	19,150
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	20,000	20,335
4% 1/1/29	55,000	55,008
4% 1/1/30	60,000	59,673
5% 1/1/34	15,000	15,229
Series 2013:
5% 7/1/22	65,000	67,643
5.25% 7/1/31	20,000	20,749
Series 2017 A, 4.5% 12/1/41	15,000	15,385
Series 2017 C, 5% 11/1/29	65,000	70,162
Series 2017 D, 3.25% 11/1/26	10,000	9,682
Series 2018 B, 5% 10/1/24	30,000	32,138
Series 2019 B, 5% 9/1/25	15,000	16,213
Illinois Hsg. Dev. Auth. Rev. Series D, 3% 10/1/41	15,000	15,901
Illinois Sales Tax Rev.:
Series 2011:
3.75% 6/15/25	50,000	50,470
4.25% 6/15/30	5,000	5,042
Series 2013:
5% 6/15/22	35,000	36,620
5% 6/15/23	140,000	149,500
5% 6/15/24	35,000	37,318
Series 2016 A, 3% 6/15/33	25,000	22,883
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	44,283
Series 2015 A, 5% 1/1/40	25,000	28,713
Series 2016 A, 5% 12/1/31	10,000	11,819
Series B, 5% 1/1/27	35,000	42,874
Series C, 5% 1/1/30	30,000	39,065
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	15,784
Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	18,616
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	19,241
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	29,803
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,698
Series 2002:
0% 12/15/23	20,000	18,174
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,170
Series 2012 B:
4.25% 6/15/42	20,000	19,473
5% 12/15/28	10,000	10,260
Series 2017 B, 0% 12/15/56 (FSA Insured)	50,000	12,267
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	31,000
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	59,996
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	30,000	32,091

TOTAL ILLINOIS		2,423,739

Indiana - 0.4%
Carmel Loc Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	12,299
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	54,023
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	32,451
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	19,236
5% 2/1/54	25,000	30,692
Series 2011 A, 5.5% 2/1/33	5,000	5,147
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	45,228

TOTAL INDIANA		199,076

Iowa - 0.1%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33	10,000	10,934
Iowa Fin. Auth. Rev. Series 2016, 5% 8/1/26	30,000	37,838

TOTAL IOWA		48,772

Kansas - 0.3%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	21,251
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	54,726
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	25,000	28,341
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37	55,000	59,415

TOTAL KANSAS		163,733

Kentucky - 0.5%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	37,715
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	58,786
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	20,000	22,580
5% 9/1/42	25,000	27,848
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	34,785
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	61,770
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	26,393

TOTAL KENTUCKY		269,877

Louisiana - 1.6%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	45,000	51,145
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	90,000	99,380
Louisiana Gas & Fuel Tax Rev. Series A, 4.5% 5/1/39	175,000	198,480
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31	15,000	15,872
Series 2014 D1, 3% 12/1/29	60,000	64,717
Series 2017 A, 5% 4/1/25	25,000	29,883
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42	195,000	205,567
Series 2017 A, 3.75% 7/1/47	25,000	26,063
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	55,944
Louisiana Pub. Facilities Auth. Rev.:
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	25,000	23,276
Series 2016, 4% 5/15/41	20,000	21,115
New Orleans Wtr. Series 2015, 5% 12/1/40	20,000	22,944
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	27,282
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	26,207

TOTAL LOUISIANA		867,875

Maryland - 2.0%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	48,411
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	25,000	26,123
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 4% 11/1/29	85,000	96,280
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	31,879
Series 2017 B, 5% 8/1/25	40,000	49,056
Series 2019 1, 5% 3/15/31	55,000	73,442
Series 2019, 5% 3/15/30	30,000	40,301
Series A, 5% 3/15/30	30,000	39,157
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	50,000	53,728
Series 2017 MD, 4% 12/1/46	15,000	16,465
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	85,000	85,026
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29	85,000	100,322
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	171,249
Washington Suburban San. District Series 2016 2:
4% 6/1/42	155,000	174,426
5% 6/1/34	65,000	79,640

TOTAL MARYLAND		1,085,505

Massachusetts - 3.0%
Boston Gen. Oblig. Series A, 5% 4/1/26	15,000	18,773
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	13,361
Series A, 5.25% 7/1/28	30,000	40,082
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	30,000	36,259
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/31	85,000	104,624
Series 2016 A, 5% 7/15/40	25,000	38,719
Series 2016 I, 3% 7/1/32	25,000	26,140
Series BB1, 4% 10/1/46	30,000	32,779
Series D, 4% 7/1/45	45,000	46,443
Series F, 5% 8/15/24	5,000	5,753
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	45,000	50,519
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	68,669
Series A, 5% 6/15/25	25,000	29,377
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	6,110
Series 2015 D, 5% 9/1/26	50,000	61,020
Series 2016 B:
4% 7/1/33	25,000	28,747
5% 7/1/27	45,000	57,907
Series 2016 G, 3% 9/1/46	40,000	41,708
Series 2017 E, 5% 11/1/24	30,000	35,906
Series 2017 F, 5% 11/1/44	5,000	6,151
Series 2019 A, 5% 1/1/49	70,000	87,162
Series B:
5% 7/1/26	25,000	31,405
5% 7/1/27	60,000	77,210
Series D, 5% 7/1/26	30,000	37,686
Series E, 5% 11/1/26	90,000	114,140
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	15,000	16,119
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	100,000	106,082
Series 2012 B, 5% 8/15/28	40,000	43,667
Series 2016 B, 5% 11/15/46	20,000	24,014
Series B, 4% 2/15/42	35,000	37,941
Series C, 5% 11/15/34	20,000	24,515
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	85,352
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2011 C, 5.25% 8/1/42 (Pre-Refunded to 8/1/21 @ 100)	190,000	200,224

TOTAL MASSACHUSETTS		1,634,564

Michigan - 1.3%
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	40,000	43,620
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	20,000	20,993
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	41,760
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	43,503
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	10,000	11,368
Series 2016 I, 5% 10/15/21	80,000	84,801
Series I, 5% 10/15/28	20,000	24,886
Series IA, 5% 10/15/22	30,000	31,791
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	5,000	5,744
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	35,000	36,608
Series 2014 D, 5% 7/1/24 (FSA Insured)	35,000	41,214
Series 2016:
3.25% 11/15/42	25,000	25,694
5% 11/15/23	55,000	62,065
Series 2019 A, 4% 2/15/47	30,000	33,449
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	25,000	31,377
Series 2010 F, 4% 11/15/47	20,000	21,577
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 A, 3.35% 12/1/31	15,000	16,237
Series 2016 B, 3.5% 12/1/41	10,000	10,578
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	68,710
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	56,845
5% 12/31/31 (b)	15,000	17,168

TOTAL MICHIGAN		729,988

Minnesota - 1.2%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	26,060
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	90,000	120,483
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	22,663
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	42,085
Minnesota Gen. Oblig.:
Series 2017 A, 5% 10/1/28	30,000	38,893
Series 2018 B, 3.25% 8/1/36	55,000	60,570
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 3% 3/1/24	140,000	153,390
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	89,105
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	15,564
Series 2019, 5% 5/1/48	20,000	23,532
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	91,725

TOTAL MINNESOTA		684,070

Mississippi - 0.5%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	105,000	131,586
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	140,000	156,234
5% 10/15/28	5,000	6,159

TOTAL MISSISSIPPI		293,979

Missouri - 0.7%
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,592
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	40,000	45,588
Missouri Health & Edl. Facilities Rev.:
Series 2014 A:
4% 6/1/32	40,000	43,238
5% 6/1/29	55,000	62,160
Series 2016, 5% 11/15/28	30,000	35,540
Series 2017 C:
3.625% 11/15/47	25,000	26,541
4% 11/15/49	55,000	60,204
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	51,265
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	40,049

TOTAL MISSOURI		380,177

Montana - 0.0%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	24,423
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	74,886
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	37,562
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,741

TOTAL NEBRASKA		118,189

Nevada - 0.8%
Clark County Fuel Tax:
Series 2019 A, 5% 12/1/24	5,000	5,965
Series 2019, 5% 6/1/25	25,000	30,163
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	61,306
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	30,000	31,329
Las Vegas New Convention & Visitors Auth. Rev. Series 2018 C, 4% 7/1/48	115,000	119,980
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015, 5% 6/1/39	100,000	114,952
Washoe County School District Series 2017 C, 3.25% 10/1/42 (FSA Insured)	50,000	52,409

TOTAL NEVADA		416,104

New Jersey - 3.9%
New Jersey Econ. Dev. Auth.:
Series A, 4% 11/1/37	60,000	62,134
Series UU:
5% 6/15/40	30,000	31,590
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,912
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	22,584
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	20,319
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN:
4% 3/1/29	15,000	15,411
5% 3/1/26	40,000	42,450
Series 2013, 5% 3/1/24	50,000	53,340
Series 2014 PP, 4% 6/15/30	15,000	15,543
Series 2014 UU, 5% 6/15/30	10,000	10,763
Series UU, 4% 6/15/32	95,000	97,800
New Jersey Edl. Facility:
Series 2014, 5% 6/15/24	40,000	43,875
Series 2015 A, 5% 7/1/22	145,000	158,958
Series 2015 G, 5% 7/1/22	25,000	26,721
Series 2017 B, 4% 7/1/35	50,000	59,067
Series A, 4% 7/1/47	40,000	40,635
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,718
Series 2014:
4% 6/1/34	15,000	16,091
5% 6/1/21	55,000	57,058
Series 2016, 5% 6/1/24	25,000	28,777
Series O:
5.25% 8/1/21	35,000	36,637
5.25% 8/1/22	5,000	5,443
Series Q, 5% 8/15/21	30,000	30,146
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	85,000	91,367
5% 10/1/27	10,000	11,295
Series 2017 A, 4% 7/1/52	25,000	27,289
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (b)	25,000	26,887
Series 2019 A, 5% 12/1/27	35,000	42,931
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	78,133
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	35,000	38,281
Series 2014 A, 5% 1/1/29	5,000	5,738
Series 2015 E, 5% 1/1/45	45,000	50,377
Series 2016 A, 5% 1/1/33	30,000	34,993
Series 2017 B, 4% 1/1/35	5,000	5,538
Series 2017 E, 5% 1/1/29	10,000	12,521
Series 2017 G, 4% 1/1/43	25,000	27,025
New Jersey Trans. Trust Fund Auth.:
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,487
Series 2008 A:
0% 12/15/37	5,000	2,429
0% 12/15/38	65,000	30,032
Series 2010 A:
0% 12/15/29	30,000	21,650
0% 12/15/33	10,000	5,929
Series 2011 A, 5% 6/15/26	75,000	76,654
Series 2011 B, 5.5% 6/15/31	60,000	61,379
Series 2012 AA, 5% 6/15/38	20,000	20,568
Series 2014 AA, 5% 6/15/38	20,000	21,112
Series 2015 AA, 5.25% 6/15/32	5,000	5,480
Series 2016 A, 5% 6/15/30	25,000	27,749
Series 2016 A-2, 5% 6/15/23	50,000	54,367
Series 2019 AA, 4.5% 6/15/49	65,000	68,197
Series 2019 BB, 4% 6/15/50	45,000	45,580
Series A:
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,167
4.25% 12/15/38	20,000	21,033
Series A1, 4.1% 6/15/31	55,000	57,050
Series AA:
4% 6/15/31	10,000	10,169
4% 6/15/36	30,000	31,166
5% 6/15/23	5,000	5,382
5.25% 6/15/27	30,000	33,476
Series C, 5.25% 6/15/32	35,000	38,046
Passaic Valley Swr. Series F, 2.5% 12/1/32 (FGIC Insured)	95,000	95,046

TOTAL NEW JERSEY		2,139,495

New Mexico - 0.5%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	30,000	32,885
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	50,000	56,776
5% 7/1/25	155,000	187,056

TOTAL NEW MEXICO		276,717

New York - 14.9%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	24,229
Dorm. Auth. New York Univ. Rev.:
Series 2016 A, 5% 7/1/37	5,000	5,690
Series 2017 A:
5% 7/1/24	30,000	35,431
5% 10/1/29	35,000	43,481
Series 2018 A, 5% 7/1/21	10,000	10,473
Series 2018 B, 5% 10/1/38	45,000	56,700
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 4% 2/15/44	30,000	32,613
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/25	35,000	38,100
Series 2016 B, 5% 9/1/46	10,000	11,623
Series 2017:
5% 9/1/23	55,000	62,280
5% 9/1/47	20,000	23,878
Series 2018, 5% 9/1/35	30,000	37,408
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	50,422
Series 2013 J, 5% 8/1/21	55,000	57,713
Series 2018 1, 5% 8/1/28	30,000	37,871
Series 2019 D, 5% 12/1/34	25,000	31,402
Series 2019 E, 5% 8/1/34	70,000	88,379
Series A:
5% 8/1/37	140,000	166,263
5.25% 8/1/25	225,000	255,548
Series C, 3% 8/1/29	50,000	54,355
Series E:
5% 8/1/25	15,000	16,623
5% 8/1/26	25,000	31,042
Series F, 5% 8/1/24	35,000	39,520
Series J, 5% 8/1/24	35,000	41,097
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2019 E1, 3.25% 11/1/49	35,000	36,337
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	11,651
0% 3/1/44	90,000	42,834
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	6,871
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	11,019
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 5% 6/15/38	65,000	72,482
Series 2015 HH, 5% 6/15/29	5,000	6,021
Series 2016 CC1, 4% 6/15/38	25,000	28,304
Series 2018 AA, 5% 6/15/37	25,000	30,886
Series 2018 CC, 4% 6/15/37	60,000	68,716
Series 2018 DD1, 5% 6/15/48	140,000	171,805
Series 2019 DD, 5.25% 6/15/49	60,000	75,504
Series CC:
4% 6/15/42	15,000	17,628
5% 6/15/30	25,000	34,049
Series EE, 5% 6/15/34	45,000	54,182
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	75,000	85,342
Series 2015 S2, 5% 7/15/40	80,000	92,656
Series 2018 S4, 5% 7/15/31	10,000	12,718
Series S1, 5% 7/15/27	55,000	64,682
Series S4, 5.25% 7/15/35	35,000	44,372
New York City Transitional Fin. Auth. Rev.:
Series 2014, 5% 11/1/25	55,000	63,870
Series 2016 A, 5% 5/1/40	105,000	125,261
Series 2017 B, 4% 8/1/37	50,000	55,682
Series 2017 F, 5% 5/1/31	50,000	62,303
Series 2018 A2, 5% 8/1/39	55,000	66,892
Series 2018 B, 4% 8/1/36	50,000	56,739
Series 2019 A, 5% 8/1/40	75,000	92,371
Series A1, 5% 5/1/23	40,000	45,105
Series B, 4% 8/1/39	5,000	5,706
Series C, 3.25% 11/1/43	100,000	107,051
Series D, 5% 11/1/21	30,000	30,112
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	58,548
4% 4/1/27	35,000	41,228
4% 4/1/28	40,000	46,916
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	241,406
Series 2014 C, 5% 3/15/28	160,000	184,450
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	27,583
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	15,000	16,043
5% 7/1/30	30,000	39,532
Series 2015 A:
3.75% 7/1/46	55,000	58,205
5% 5/1/21	115,000	118,755
5% 7/1/21	60,000	62,223
5% 5/1/33	35,000	39,530
Series 2019 A:
4% 7/1/45	30,000	34,601
5% 7/1/23	235,000	268,130
5% 7/1/27	100,000	127,900
New York Dorm. Auth. Sales Tax Rev. Series 2017 A:
5% 3/15/36	200,000	243,162
5% 3/15/43	75,000	89,771
5% 3/15/44	15,000	17,920
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	43,913
Series 2019 B, 5% 6/15/31	25,000	33,612
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	30,000	39,470
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	20,000	13,139
5% 11/15/23	305,000	333,060
5% 11/15/25	80,000	86,876
Series 2016 A, 5% 11/15/26	35,000	42,546
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	15,000	15,346
Series 2012 F, 5% 11/15/25	45,000	47,455
Series 2013 C, 5% 11/15/21	50,000	51,840
Series 2015 D1, 5% 11/15/31	200,000	220,228
Series 2016 D, 5% 11/15/27	30,000	33,799
Series 2017 B, 5% 11/15/23	55,000	59,743
Series 2017 C1:
5% 11/15/24	40,000	44,246
5% 11/15/25	15,000	16,803
5% 11/15/28	35,000	40,259
Series 2018 B, 5% 11/15/25	15,000	16,770
Series 2019 B, 4% 11/15/49 (FSA Insured)	75,000	81,674
New York State Dorm. Auth.:
Series 2017 B, 5% 2/15/39	110,000	133,629
Series 2019 A, 5% 3/15/40	15,000	18,793
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	185,000	212,282
Series 2019 A, 5% 2/15/49	30,000	38,305
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	10,393
New York State Hsg. Fin. Agcy. Rev. Series L, 3.45% 11/1/42	15,000	16,083
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	15,000	15,686
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	15,443
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	30,000	34,400
New York Thruway Auth. Gen. Rev.:
Series 2014 K, 5% 1/1/23	240,000	264,098
Series 2016 A, 5% 1/1/51	35,000	39,801
Series K:
5% 1/1/28	40,000	46,683
5% 1/1/29	50,000	58,211
Series L, 5% 1/1/34	35,000	42,808
New York Thruway Auth. Personal Income Tax Rev.:
Series 2010 A, 5% 3/15/26	120,000	121,145
Series 2012 A, 5% 3/15/30	70,000	73,761
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	16,066
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	20,000	20,835
(Term. one Group Assoc., L.P. Proj.) Series 2015, 5% 1/1/23 (b)	110,000	113,984
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	11,129
Series 2016 A, 5% 3/15/26	40,000	49,530
Series 2017 C, 5% 3/15/27	90,000	114,062
Series 2019 A:
5% 3/15/42	10,000	12,359
5% 3/15/44	25,000	30,724
Onondaga County Trust for Cultural Resources Rev. Series 2019, 5% 12/1/39	75,000	96,355
Oyster Bay Gen. Oblig. Series 2018, 5% 2/15/23	105,000	113,562
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,433
5% 5/1/27	10,000	10,799
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	52,059
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
5% 11/15/23	100,000	110,415
5% 11/15/29	35,000	38,340
Series 2013 A, 0% 11/15/32	90,000	63,921
Series 2016 A, 5% 11/15/41	25,000	29,386
Series 2019 A, 5% 11/15/49	40,000	48,793
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	16,246
Series 2017, 5% 12/15/41	50,000	62,313
Westchester County Healthcare Series 2000 A, 5% 11/1/22	90,000	94,052
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	30,632

TOTAL NEW YORK		8,166,490

New York And New Jersey - 1.3%
Port Auth. of New York & New Jersey:
Series 119:
5% 5/1/27	25,000	25,095
5% 5/1/29	75,000	75,284
Series 189, 5% 5/1/30	80,000	93,703
Series 194, 5% 10/15/30	15,000	17,759
Series 198, 5% 11/15/46	50,000	58,539
Series 202, 5% 10/15/30 (b)	30,000	36,409
Series 209, 5% 7/15/21	250,000	261,424
Series 211, 4% 9/1/43	55,000	61,946
Series 214, 5% 9/1/33 (b)	60,000	75,386

TOTAL NEW YORK AND NEW JERSEY		705,545

North Carolina - 1.7%
Cape Fear Pub. Utillity Auth. Series 2016, 5% 8/1/28	105,000	130,888
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	115,000	125,779
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	64,547
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	28,838
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	80,000	85,964
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	70,000	79,388
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	72,650
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	12,351
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	105,000	116,359
Series 2016 A, 5% 6/1/27	40,000	50,044
North Carolina Grant Anticipation Rev. Series 2019, 5% 3/1/32	30,000	39,090
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/25	30,000	36,280
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	10,000	10,277
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/30	55,000	65,264

TOTAL NORTH CAROLINA		917,719

North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy. Series C, 3.35% 7/1/42	100,000	107,317
Ohio - 1.9%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/27	25,000	30,812
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	180,000	206,318
Columbus Gen. Oblig. Series 2016 A, 4% 8/15/27	30,000	34,829
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	5,459
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	37,236
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	100,093
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	69,561
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	55,000	61,569
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	28,657
5% 9/15/26	35,000	44,227
Series 2017 C, 5% 8/1/26	20,000	25,185
Series 2018 A, 5% 2/1/29	15,000	18,453
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	49,650
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	30,000	34,148
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	20,000	21,923
4% 3/1/49	15,000	16,137
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	50,276
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	47,606
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	30,000	16,361
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	70,621
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2019 B, 3% 6/1/46	35,000	37,365
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	16,003

TOTAL OHIO		1,022,489

Oklahoma - 0.2%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	45,453
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	11,619
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 C:
4% 1/1/42	30,000	33,938
5% 1/1/47	30,000	35,226
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,629

TOTAL OKLAHOMA		131,865

Oregon - 1.2%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	90,000	112,563
Clackamas County School District No. 46:
Series 2009, 0% 6/15/32	50,000	40,453
Series B, 0% 6/15/34	20,000	15,231
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	60,000	77,025
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	80,000	91,955
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	38,575
Oregon Gen. Oblig. Series A, 4% 5/1/37	75,000	90,971
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	35,000	41,519
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 D, 5% 4/1/27	70,000	84,470
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	66,512
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	10,000	11,037

TOTAL OREGON		670,311

Pennsylvania - 3.7%
Allegheny County Series C77, 5% 11/1/43	25,000	31,052
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	32,903
Berks County Muni. Auth. Rev. (The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	95,000	96,988
Bristol School District Series 2013, 5% 6/1/40	30,000	33,245
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	15,000	16,703
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	12,569
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,667
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	10,387
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	95,000	106,646
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	20,562
5% 12/31/28 (b)	40,000	45,438
Pennsylvania Gen. Oblig.:
Series 2012, 5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	105,000	114,453
Series 2013, 5% 10/15/22	20,000	22,065
Series 2015 1, 5% 8/15/23	5,000	5,695
Series 2015:
4% 8/15/34	25,000	27,976
5% 3/15/24	70,000	81,338
5% 8/15/32	60,000	71,062
Series 2016, 5% 9/15/23	35,000	39,984
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C:
3% 8/15/41	35,000	36,257
5% 8/15/25	55,000	65,713
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	35,000	35,633
Series 2017 123B, 3.45% 10/1/32	15,000	16,340
Series 2017 125B, 3.65% 10/1/42	20,000	21,370
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	115,000	139,581
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2014 A, 0% 12/1/39 (c)	35,000	35,884
Series 2014 C:
5% 12/1/39	150,000	168,702
5% 12/1/44	50,000	55,870
Series 2017 B, 5.25% 6/1/47	55,000	63,531
Series 2017, 5% 12/1/40	10,000	11,602
Series 2019 A, 5% 12/1/35	35,000	42,476
Series 2019, 5% 12/1/32	10,000	12,287
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	119,144
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	51,126
Series 2017 A, 4% 9/1/42	25,000	26,599
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	45,000	46,965
Series 2015 B, 5% 8/1/25	15,000	17,970
Series 2017 A, 5% 8/1/23	20,000	22,544
Series 2019 B, 5% 2/1/21	25,000	25,614
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	12,489
Series 2016 F, 5% 9/1/21	155,000	162,395
Series 2018 B, 4% 9/1/43	20,000	23,008
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,835
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	51,158

TOTAL PENNSYLVANIA		2,057,826

Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	80,356
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2002 E, 5.5% 7/1/21 (FSA Insured)	175,000	179,336
Rhode Island - 0.2%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	102,012
South Carolina - 0.9%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	21,166
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	25,316
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	23,122
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	85,000	101,406
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	27,783
Series 2014 C:
3.75% 12/1/46 (d)	85,000	85,054
5% 12/1/29	25,000	28,566
5% 12/1/36	25,000	28,078
Series 2015, 5% 12/1/23	60,000	67,628
Series 2016 A, 3.25% 12/1/35	10,000	10,418
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	52,801

TOTAL SOUTH CAROLINA		471,338

Tennessee - 1.5%
Blount County Series 2016 B, 5% 6/1/27	70,000	86,614
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	19,541
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	30,386
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	37,715
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	32,839
Series 2016 A, 4% 1/1/42	15,000	16,204
Series 2019, 4% 11/15/43	5,000	5,456
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	78,704
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	45,000	50,661
4% 7/1/54	35,000	39,217
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (a)	20,000	22,645
Series 2006 C:
5% 2/1/24	15,000	16,667
5% 2/1/27	15,000	17,614
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	60,988
Tennessee Hsg. Dev. Agcy. Series 2012 2C, 3.8% 7/1/43	45,000	46,129
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39	180,000	193,023
Series A, 5% 11/1/42	50,000	61,324

TOTAL TENNESSEE		815,727

Texas - 7.7%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	62,873
Alvin Independent School District Series 2019, 3.375% 2/15/40	15,000	16,474
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	67,780
Series 2017, 4% 8/1/33	5,000	5,738
Series 2019, 4% 8/1/35	25,000	29,579
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	15,000	16,070
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	45,000	44,624
City of Denton Series 2017, 4% 2/15/47	15,000	16,667
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	54,730
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	44,592
Cypress-Fairbanks Independent School District Series 2019, 5% 2/15/30	45,000	59,854
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 B, 5% 11/1/32	40,000	40,498
Series 2012 C, 5% 11/1/45	120,000	125,162
Series 2013 D, 5.25% 11/1/25	35,000	37,002
Series 2013 F, 5% 11/1/21	30,000	31,635
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	40,000	50,636
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	21,715
Denton Independent School District Series 2014, 5% 8/15/38	60,000	69,716
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	23,271
Fort Bend Independent School District Series 2017 E, 5% 2/15/27	135,000	171,385
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	34,895
Series 2019, 4% 8/15/39	35,000	41,700
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (c)	35,000	40,236
0% 10/1/48 (c)	70,000	78,766
Series 2018 A, 5% 10/1/37	40,000	49,799
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	58,870
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	42,688
Harris County-Houston Sports Auth. Rev. Series 2014, 0% 11/15/49 (FSA Insured)	35,000	9,974
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	20,000	24,230
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B, 0% 9/1/23 (AMBAC Insured)	25,000	24,043
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	27,475
Houston Independent School District:
Series 2013 A:
5% 2/15/22	25,000	26,918
5% 2/15/24	15,000	16,776
Series 2017:
5% 2/15/22	15,000	16,151
5% 2/15/23	20,000	22,424
5% 2/15/27	30,000	37,997
Houston Wtr. & Swr. Sys. Rev.:
Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	46,884
Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	74,536
Katy Independent School District Series 2019, 4% 2/15/40	35,000	41,005
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	31,532
Series 2016 A, 0% 8/16/44	40,000	17,240
Lewisville Independent School District Series 2019, 4% 8/15/36	85,000	101,300
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	11,722
Midland County No. 1 (City of Midland Proj.) Series 2012 A:
0% 9/15/33	150,000	102,387
0% 9/15/35	50,000	30,466
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A, 4% 8/15/40	105,000	115,812
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	42,848
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	75,000	63,419
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	7,468
0% 1/1/35 (Assured Guaranty Corp. Insured)	30,000	21,743
Series 2015 A, 5% 1/1/27	100,000	116,468
Series 2017 B, 5% 1/1/25	35,000	38,661
Series 2018:
4.25% 1/1/49	5,000	5,585
5% 1/1/48	70,000	81,747
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	170,000	170,082
San Antonio Elec. & Gas Sys. Rev. Series 2015:
5% 2/1/23	80,000	89,489
5% 2/1/27	30,000	36,926
5% 2/1/32	45,000	54,736
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	26,215
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	24,355
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	62,119
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43	50,000	52,443
(Baylor Scott & White Health Proj.) Series 2016 A, 3% 11/15/33	100,000	106,767
Texas A&M Univ. Rev. Series 2017 E, 5% 5/15/35	50,000	62,287
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	75,000	79,463
5% 10/1/23	15,000	17,269
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	58,444
Series 2016 A, 5% 4/1/30	50,000	61,654
Series 2017 B, 5% 10/1/33	35,000	44,216
Series 2018 B, 5% 8/1/24	30,000	35,573
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Series 2002 A, 0% 8/15/21 (AMBAC Insured)	160,000	158,309
Series A, 0% 8/15/29 (AMBAC Insured)	15,000	12,338
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2012 A, 5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	45,000	49,465
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	73,999
Series 2018 A, 4% 10/15/37	10,000	11,860
Series 2018 B, 4% 10/15/34	5,000	6,044
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/32	60,000	78,812
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	50,000	57,931
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 C, 5% 8/15/21	20,000	21,064
Series 2016 J:
5% 8/15/24	115,000	136,752
5% 8/15/25	60,000	73,703
5% 8/15/26	20,000	25,254
Series 2017 B, 3.375% 8/15/44	15,000	16,148

TOTAL TEXAS		4,197,483

Utah - 0.2%
Univ. of Utah Gen. Revs. Series 2017 A, 5% 8/1/29	20,000	25,533
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26	10,000	12,101
5% 6/15/29	20,000	23,772
Series 2016, 4% 12/15/29	25,000	28,196

TOTAL UTAH		89,602

Virginia - 1.7%
Arlington County Series 2019, 4% 6/15/35	85,000	103,137
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	11,490
Series 2017, 5% 3/15/27	15,000	19,232
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	47,762
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	90,000	101,417
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46	30,000	36,310
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	35,000	37,444
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	44,530
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	12,081
Series 2017 E, 5% 2/1/24	45,000	52,277
Series 2017 A:
5% 2/1/23	80,000	89,622
5% 2/1/24	60,000	69,703
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	57,930
Series 2016, 3% 5/15/40	45,000	47,898
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	42,455
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 A, 3% 8/1/35	15,000	16,269
Series 2018 A, 5% 8/1/28	25,000	33,124
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	36,017
Series 2012, 5.25% 1/1/32 (b)	60,000	63,134
Series 2014, 4% 10/1/38	5,000	5,336

TOTAL VIRGINIA		927,168

Washington - 3.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	56,498
5% 11/1/35	65,000	79,145
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	21,394
Energy Northwest Elec. Rev.:
Series 2016 A:
5% 7/1/26	120,000	125,316
5% 7/1/28	10,000	12,462
Series 2017 A, 5% 7/1/26	50,000	54,473
Series 2018 C, 5% 7/1/33	65,000	83,572
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	45,000	55,113
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	38,085
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	27,179
King County School District 210 Series 2018, 5% 12/1/30	90,000	115,599
Port of Seattle Rev. Series 2018 B:
5% 5/1/24 (b)	75,000	85,145
5% 5/1/25 (b)	65,000	75,703
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	40,000	40,486
Washington Gen. Oblig.:
(SR 520 Corridor Prog.) Series 2012 C, 5% 6/1/41	230,000	238,347
Series 2013 A, 4% 8/1/35	55,000	57,763
Series 2014 A, 5% 8/1/26	10,000	11,380
Series 2014 B:
5% 8/1/29	25,000	28,327
5% 8/1/31	55,000	62,103
Series 2015 B, 5% 2/1/28	40,000	47,874
Series 2015 H:
5% 7/1/26	25,000	29,966
5% 7/1/29	15,000	17,832
Series 2016 B, 5% 7/1/32	50,000	60,327
Series 2016 C, 5% 2/1/35	30,000	35,998
Series 2020 A, 5% 1/1/26	20,000	24,793
Series 2020 E, 5% 6/1/45	55,000	70,469
Series R 2015 C, 5% 7/1/27	25,000	29,880
Series R 2017 A, 5% 8/1/33	40,000	48,872
Series R, 5% 7/1/29	100,000	118,881
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	52,594
Series 2012 A, 5% 10/1/38	5,000	5,616
Series 2014 C, 4% 10/1/44	120,000	126,412
Series 2017 B, 3.5% 8/15/38	70,000	74,796
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	87,674
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	40,033

TOTAL WASHINGTON		2,140,107

West Virginia - 0.5%
West Virginia Gen. Oblig. Series 2019 A, 5% 12/1/32	195,000	257,293
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	20,849

TOTAL WEST VIRGINIA		278,142

Wisconsin - 0.9%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	54,117
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	5,197
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	47,570
Pub. Fin. Auth. Student Hsg. (CHF - Wilmington, L.L.C. - Univ. of North Carolina At Wilmington Proj.) Series 2018, 4.125% 7/1/43 (FSA Insured)	30,000	32,744
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	65,000	80,279
Series 3, 5% 11/1/31	25,000	31,607
Series A, 4% 5/1/27	20,000	23,806
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	11,594
Series 2016 A:
3.125% 11/15/36	50,000	52,575
3.5% 2/15/46	20,000	20,391
Series 2017 A, 5% 4/1/28	5,000	6,211
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	19,870	20,373
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	65,000	78,810
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	42,274
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	12,878

TOTAL WISCONSIN		520,426

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	31,836
TOTAL MUNICIPAL BONDS
(Cost $53,026,796)		53,856,299
	Shares	Value

Money Market Funds - 1.2%
Fidelity Municipal Cash Central Fund .18% (e)
(Cost $629,008)	628,937	628,942
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $53,655,804)		54,485,241
NET OTHER ASSETS (LIABILITIES) - 0.6%		338,874
NET ASSETS - 100%		$54,824,115

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,109
Total	$1,109

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$53,856,299	$--	$53,856,299	$--
Money Market Funds	628,942	628,942	--	--
Total Investments in Securities:	$54,485,241	$628,942	$53,856,299	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	33.3%
Transportation	15.2%
Special Tax	11.6%
Health Care	10.2%
Water & Sewer	8.4%
Education	7.1%
Escrowed/Pre-Refunded	5.4%
Electric Utilities	5.1%
Others* (Individually Less Than 5%)	3.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $53,026,796)	$53,856,299
Fidelity Central Funds (cost $629,008)	628,942
Total Investment in Securities (cost $53,655,804)		$54,485,241
Cash		256,125
Receivable for fund shares sold		95,902
Interest receivable		614,995
Distributions receivable from Fidelity Central Funds		73
Receivable from investment adviser for expense reductions		24,763
Other receivables		154
Total assets		55,477,253
Liabilities
Payable for investments purchased	$528,121
Payable for fund shares redeemed	11,380
Distributions payable	61,704
Accrued management fee	2,211
Audit payable	43,215
Other payables and accrued expenses	6,507
Total liabilities		653,138
Net Assets		$54,824,115
Net Assets consist of:
Paid in capital		$53,994,464
Total accumulated earnings (loss)		829,651
Net Assets		$54,824,115
Net Asset Value, offering price and redemption price per share ($54,824,115 ÷ 2,706,652 shares)		$20.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period July 11, 2019 (commencement of operations) to June 30, 2020
Investment Income
Interest		$539,911
Income from Fidelity Central Funds		1,109
Total income		541,020
Expenses
Management fee	$15,224
Custodian fees and expenses	3,004
Independent trustees' fees and expenses	86
Registration fees	64,772
Audit	52,474
Legal	19
Miscellaneous	297
Total expenses before reductions	135,876
Expense reductions	(114,965)
Total expenses after reductions		20,911
Net investment income (loss)		520,109
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(940)
Total net realized gain (loss)		(940)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	828,503
Fidelity Central Funds	934
Total change in net unrealized appreciation (depreciation)		829,437
Net gain (loss)		828,497
Net increase (decrease) in net assets resulting from operations		$1,348,606

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$520,109
Net realized gain (loss)	(940)
Change in net unrealized appreciation (depreciation)	829,437
Net increase (decrease) in net assets resulting from operations	1,348,606
Distributions to shareholders	(518,955)
Share transactions
Proceeds from sales of shares	68,297,144
Reinvestment of distributions	164,498
Cost of shares redeemed	(14,467,178)
Net increase (decrease) in net assets resulting from share transactions	53,994,464
Total increase (decrease) in net assets	54,824,115
Net Assets
Beginning of period	–
End of period	$54,824,115
Other Information
Shares
Sold	3,426,876
Issued in reinvestment of distributions	8,180
Redeemed	(728,404)
Net increase (decrease)	2,706,652

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Bond Index Fund

Years ended June 30,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss)B	.333
Net realized and unrealized gain (loss)	.254
Total from investment operations	.587
Distributions from net investment income	(.327)
Total distributions	(.327)
Net asset value, end of period	$20.26
Total ReturnC,D	2.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.07%G
Expenses net of all reductions	.07%G
Net investment income (loss)	1.72%G
Supplemental Data
Net assets, end of period (000 omitted)	$54,824
Portfolio turnover rate	8%G

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2020

1. Organization.

Fidelity SAI Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,081,932
Gross unrealized depreciation	(251,283)
Net unrealized appreciation (depreciation)	$830,649
Tax Cost	$53,654,592

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(940)
Net unrealized appreciation (depreciation) on securities and other investments	$830,649

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(940)
Total capital loss carryforward	$(940)

The tax character of distributions paid was as follows:

June 30, 2020(a)
Tax-exempt Income	518,955
Total	$518,955

 (a) For the period July 11, 2019 (commencement of operations) to June 30, 2020.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Bond Index Fund	56,212,967	2,558,759

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity SAI Municipal Bond Index Fund	$3

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through October 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $114,564.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $401.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 19% of the total outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Municipal Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Municipal Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of June 30, 2020, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 11, 2019 (commencement of operations) through June 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, and the results of its operations, changes in its net assets, and the financial highlights for the period July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 13, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 282 funds. Mr. Chiel oversees 174 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.07%	$1,000.00	$1,018.20	$.35
Hypothetical-C		$1,000.00	$1,024.52	$.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2020, 100% of the fund's income dividends was free from federal income tax, and 5.65% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MBX-ANN-0820
1.9894029.100

Item 2.

Code of Ethics

As of the end of the period, June 30, 2020, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mid Cap Growth Index Fund	$33,700	$-	$6,900	$700
Fidelity Mid Cap Value Index Fund	$33,700	$-	$6,900	$700
Fidelity Municipal Income 2021 Fund	$35,900	$-	$7,200	$800
Fidelity Municipal Income 2023 Fund	$35,900	$-	$7,200	$800
Fidelity Municipal Income 2025 Fund	$35,800	$-	$7,400	$800

June 30, 2019 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mid Cap Growth Index Fund	$-	$-	$-	$-
Fidelity Mid Cap Value Index Fund	$-	$-	$-	$-
Fidelity Municipal Income 2021 Fund	$38,000	$100	$5,100	$1,100
Fidelity Municipal Income 2023 Fund	$38,000	$100	$5,100	$1,100
Fidelity Municipal Income 2025 Fund	$38,000	$100	$5,300	$1,100

A Amounts may reflect rounding.

B Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund commenced operations on July 11, 2019.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Municipal Bond Index Fund, Fidelity SAI Municipal Bond Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the “Funds”):

Services Billed by PwC

June 30, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Bond Index Fund	$41,300	$3,300	$5,100	$1,800
Fidelity SAI Municipal Bond Index Fund	$41,300	$3,300	$5,100	$1,800
Fidelity Small Cap Growth Index Fund	$31,900	$2,800	$8,100	$1,600
Fidelity Small Cap Value Index Fund	$32,800	$2,900	$8,100	$1,600

June 30, 2019 FeesB

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Bond Index Fund	$-	$-	$-	$-
Fidelity SAI Municipal Bond Index Fund	$-	$-	$-	$-
Fidelity Small Cap Growth Index Fund	$-	$-	$-	$-
Fidelity Small Cap Value Index Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Municipal Bond Index Fund, Fidelity SAI Municipal Bond Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund commenced operations on July 11, 2019.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2020A,B	June 30, 2019A,B
Audit-Related Fees	$-	$290,000
Tax Fees	$3,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund’s commencement of operations.

Services Billed by PwC

	June 30, 2020A,B	June 30, 2019B
Audit-Related Fees	$8,596,700	$7,890,000
Tax Fees	$17,700	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Municipal Bond Index Fund, Fidelity SAI Municipal Bond Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2020A,B	June 30, 2019A,B
Deloitte Entities	$544,000	$725,000
PwC	$13,907,500	$12,370,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Municipal Bond Index Fund, Fidelity SAI Municipal Bond Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 21, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 21, 2020